First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.0%
3,386	Axon Enterprise, Inc. (a)	$2,479,331
11,258	Boeing (The) Co. (a)	2,263,083
8,951	Curtiss-Wright Corp.	5,332,379
7,125	General Dynamics Corp.	2,457,413
8,078	General Electric Co.	2,495,698
7,527	HEICO Corp.	2,391,855
18,573	Howmet Aerospace, Inc.	3,825,109
3,977	L3Harris Technologies, Inc.	1,149,751
3,988	Northrop Grumman Corp.	2,326,799
126,792	Rocket Lab Corp. (a)	7,985,360
36,303	RTX Corp.	6,480,085
9,615	Woodward, Inc.	2,520,188
		41,707,051
	Air Freight & Logistics — 1.2%
29,731	Expeditors International of Washington, Inc.	3,624,209
25,761	FedEx Corp.	6,538,657
72,723	United Parcel Service, Inc., Class B	7,011,952
		17,174,818
	Automobile Components — 0.4%
70,455	Aptiv PLC (a)	5,713,901
	Automobiles — 1.3%
507,906	Ford Motor Co.	6,668,806
99,632	General Motors Co.	6,883,575
82,760	Rivian Automotive, Inc., Class A (a) (b)	1,123,053
8,195	Tesla, Inc. (a)	3,741,509
		18,416,943
	Banks — 3.5%
47,099	Bank of America Corp.	2,517,442
47,878	Citigroup, Inc.	4,846,690
68,562	Citizens Financial Group, Inc.	3,487,749
81,812	Fifth Third Bancorp	3,405,015
679	First Citizens BancShares, Inc., Class A	1,239,053
281,392	Huntington Bancshares, Inc.	4,344,692
15,406	JPMorgan Chase & Co.	4,793,115
24,591	M&T Bank Corp.	4,521,547
18,140	PNC Financial Services Group (The), Inc.	3,311,457
138,215	Regions Financial Corp.	3,344,803
106,291	Truist Financial Corp.	4,743,767
75,413	U.S. Bancorp	3,520,279
43,483	Wells Fargo & Co.	3,781,717
		47,857,326
Shares	Description	Value

	Beverages — 0.5%
142,874	Keurig Dr Pepper, Inc.	$3,880,458
18,050	Monster Beverage Corp. (a)	1,206,282
8,650	PepsiCo, Inc.	1,263,678
		6,350,418
	Biotechnology — 2.3%
7,993	Alnylam Pharmaceuticals, Inc. (a)	3,645,128
43,365	Biogen, Inc. (a)	6,689,919
10,945	Gilead Sciences, Inc.	1,311,102
57,301	Incyte Corp. (a)	5,356,497
25,309	Insmed, Inc. (a)	4,798,586
15,095	Natera, Inc. (a)	3,002,848
10,803	Regeneron Pharmaceuticals, Inc.	7,041,395
		31,845,475
	Broadline Retail — 0.9%
11,067	Amazon.com, Inc. (a)	2,702,783
188,650	Coupang, Inc. (a)	6,031,140
53,433	eBay, Inc.	4,344,637
		13,078,560
	Building Products — 1.3%
27,401	Allegion PLC	4,542,264
11,079	Carlisle Cos., Inc.	3,601,229
61,051	Carrier Global Corp.	3,631,924
22,099	Johnson Controls International PLC	2,527,905
17,260	Masco Corp.	1,117,757
5,758	Trane Technologies PLC	2,583,327
		18,004,406
	Capital Markets — 5.0%
7,598	Ares Management Corp., Class A	1,129,899
22,300	Bank of New York Mellon (The) Corp.	2,406,839
2,084	Blackrock, Inc.	2,256,576
21,333	Blackstone, Inc.	3,128,271
38,754	Carlyle Group (The), Inc.	2,066,363
9,908	Cboe Global Markets, Inc.	2,433,801
25,451	Charles Schwab (The) Corp.	2,405,629
4,497	CME Group, Inc.	1,193,909
14,399	Coinbase Global, Inc., Class A (a)	4,950,088
7,628	Goldman Sachs Group (The), Inc.	6,021,314
88,280	Interactive Brokers Group, Inc., Class A	6,211,381
10,955	LPL Financial Holdings, Inc.	4,133,431
30,572	Morgan Stanley	5,013,808
27,471	Nasdaq, Inc.	2,348,496
36,105	Northern Trust Corp.	4,645,630
7,039	Raymond James Financial, Inc.	1,116,878

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
42,426	Robinhood Markets, Inc., Class A (a)	$6,227,288
41,890	State Street Corp.	4,844,998
59,183	T. Rowe Price Group, Inc.	6,068,033
		68,602,632
	Chemicals — 1.9%
4,454	Air Products and Chemicals, Inc.	1,080,496
67,721	CF Industries Holdings, Inc.	5,640,482
35,928	Corteva, Inc.	2,207,416
211,933	Dow, Inc.	5,054,602
19,742	International Flavors & Fragrances, Inc.	1,243,154
99,095	LyondellBasell Industries N.V., Class A	4,599,990
34,675	PPG Industries, Inc.	3,389,481
20,612	RPM International, Inc.	2,252,480
		25,468,101
	Commercial Services & Supplies — 0.2%
20,683	Rollins, Inc.	1,191,548
11,396	Veralto Corp.	1,124,557
5,501	Waste Management, Inc.	1,098,935
		3,415,040
	Communications Equipment — 0.9%
41,689	Arista Networks, Inc. (a)	6,573,938
17,757	Cisco Systems, Inc.	1,298,214
11,277	F5, Inc. (a)	2,853,645
2,657	Motorola Solutions, Inc.	1,080,629
		11,806,426
	Construction & Engineering — 2.3%
141,391	API Group Corp. (a)	5,206,017
7,361	Comfort Systems USA, Inc.	7,107,634
9,351	EMCOR Group, Inc.	6,319,219
28,545	MasTec, Inc. (a)	5,827,747
14,657	Quanta Services, Inc.	6,582,898
		31,043,515
	Construction Materials — 0.5%
20,265	CRH PLC	2,413,561
3,856	Martin Marietta Materials, Inc.	2,364,114
7,899	Vulcan Materials Co.	2,286,761
		7,064,436
	Consumer Finance — 1.2%
10,972	American Express Co.	3,957,929
229,923	SoFi Technologies, Inc. (a)	6,824,115
68,398	Synchrony Financial	5,087,443
		15,869,487
Shares	Description	Value

	Consumer Staples Distribution & Retail — 1.8%
2,149	Casey’s General Stores, Inc.	$1,102,845
1,312	Costco Wholesale Corp.	1,195,822
35,266	Dollar General Corp.	3,479,344
54,068	Kroger (The) Co.	3,440,347
23,354	Performance Food Group Co. (a)	2,259,266
11,167	Sprouts Farmers Market, Inc. (a)	881,746
14,754	Sysco Corp.	1,095,927
67,721	Target Corp.	6,279,091
15,856	US Foods Holding Corp. (a)	1,151,463
35,365	Walmart, Inc.	3,578,231
		24,464,082
	Containers & Packaging — 1.1%
148,522	Amcor PLC	1,173,324
72,287	Ball Corp.	3,397,489
52,367	International Paper Co.	2,023,461
22,299	Packaging Corp. of America	4,365,252
114,157	Smurfit WestRock PLC	4,214,676
		15,174,202
	Distributors — 0.1%
8,765	Genuine Parts Co.	1,115,872
	Diversified Telecommunication Services — 0.8%
215,104	AT&T, Inc.	5,323,824
138,215	Verizon Communications, Inc.	5,492,664
		10,816,488
	Electric Utilities — 4.8%
54,068	Alliant Energy Corp.	3,612,824
43,197	American Electric Power Co., Inc.	5,194,871
14,768	Constellation Energy Corp.	5,567,536
39,270	Duke Energy Corp.	4,881,261
109,887	Edison International	6,085,542
39,110	Entergy Corp.	3,758,080
63,925	Evergy, Inc.	4,910,079
68,311	Eversource Energy	5,042,035
107,968	Exelon Corp.	4,979,484
79,545	FirstEnergy Corp.	3,645,547
32,188	NextEra Energy, Inc.	2,620,103
402,821	PG&E Corp.	6,429,023
98,082	PPL Corp.	3,581,955
25,639	Southern (The) Co.	2,411,092
45,192	Xcel Energy, Inc.	3,668,235
		66,387,667
	Electrical Equipment — 1.4%
6,492	Eaton Corp. PLC	2,477,087
9,261	Emerson Electric Co.	1,292,558
9,879	GE Vernova, Inc.	5,780,598
2,824	Hubbell, Inc.	1,327,280

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
3,476	Rockwell Automation, Inc.	$1,280,419
40,267	Vertiv Holdings Co., Class A	7,765,894
		19,923,836
	Electronic Equipment, Instruments & Components — 1.4%
49,088	Amphenol Corp., Class A	6,839,922
7,628	CDW Corp.	1,215,674
45,113	Coherent Corp. (a)	5,953,112
5,534	TE Connectivity PLC	1,366,953
4,147	Teledyne Technologies, Inc. (a)	2,184,723
8,177	Zebra Technologies Corp., Class A (a)	2,201,657
		19,762,041
	Energy Equipment & Services — 1.4%
124,683	Baker Hughes Co.	6,035,904
246,932	Halliburton Co.	6,627,655
176,740	SLB Ltd.	6,373,244
		19,036,803
	Entertainment — 1.8%
24,094	Electronic Arts, Inc.	4,820,246
22,306	Live Nation Entertainment, Inc. (a)	3,335,416
2,027	Netflix, Inc. (a)	2,267,929
43,853	ROBLOX Corp., Class A (a)	4,986,963
9,405	Take-Two Interactive Software, Inc. (a)	2,411,160
10,610	Walt Disney (The) Co.	1,194,898
248,830	Warner Bros. Discovery, Inc. (a)	5,586,234
		24,602,846
	Financial Services — 2.1%
49,874	Affirm Holdings, Inc. (a)	3,584,943
9,666	Berkshire Hathaway, Inc., Class B (a)	4,615,902
84,054	Block, Inc. (a)	6,383,061
18,424	Fidelity National Information Services, Inc.	1,151,868
73,117	Global Payments, Inc.	5,685,578
2,136	Mastercard, Inc., Class A	1,179,051
54,350	PayPal Holdings, Inc. (a)	3,764,824
66,552	Toast, Inc., Class A (a)	2,405,189
		28,770,416
	Food Products — 1.8%
61,010	Archer-Daniels-Midland Co.	3,692,935
120,478	General Mills, Inc.	5,615,480
12,990	Hershey (The) Co.	2,203,494
196,429	Hormel Foods Corp.	4,240,902
Shares	Description	Value

	Food Products (Continued)
36,315	McCormick & Co., Inc.	$2,329,971
38,896	Mondelez International, Inc., Class A	2,234,964
89,496	Tyson Foods, Inc., Class A	4,600,989
		24,918,735
	Gas Utilities — 0.3%
21,345	Atmos Energy Corp.	3,665,363
	Ground Transportation — 0.9%
68,426	CSX Corp.	2,464,705
17,260	Old Dominion Freight Line, Inc.	2,423,649
49,603	Uber Technologies, Inc. (a)	4,786,689
10,280	Union Pacific Corp.	2,265,404
		11,940,447
	Health Care Equipment & Supplies — 1.9%
12,982	Becton Dickinson & Co.	2,320,013
12,444	Boston Scientific Corp. (a)	1,253,360
64,709	GE HealthCare Technologies, Inc.	4,849,940
36,002	Hologic, Inc. (a)	2,660,908
5,705	IDEXX Laboratories, Inc. (a)	3,591,355
7,870	Insulet Corp. (a)	2,463,389
25,512	Medtronic PLC	2,313,938
4,438	ResMed, Inc.	1,095,653
49,336	Zimmer Biomet Holdings, Inc.	4,961,228
		25,509,784
	Health Care Providers & Services — 2.8%
16,859	Cigna Group (The)	4,120,508
64,460	CVS Health Corp.	5,037,549
18,800	Elevance Health, Inc.	5,963,360
2,851	HCA Healthcare, Inc.	1,310,548
107,098	Hims & Hers Health, Inc. (a)	4,868,675
14,009	Humana, Inc.	3,897,164
8,464	Labcorp Holdings, Inc.	2,149,517
19,124	Quest Diagnostics, Inc.	3,364,868
17,951	Tenet Healthcare Corp. (a)	3,706,702
14,074	UnitedHealth Group, Inc.	4,807,115
		39,226,006
	Health Care REITs — 0.4%
17,358	Ventas, Inc.	1,280,847
20,459	Welltower, Inc.	3,703,897
		4,984,744
	Health Care Technology — 0.2%
8,156	Veeva Systems, Inc., Class A (a)	2,375,027
	Hotels, Restaurants & Leisure — 2.5%
450	Booking Holdings, Inc.	2,284,983

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
168,096	Carnival Corp. (a)	$4,846,208
6,383	Darden Restaurants, Inc.	1,149,897
17,866	DoorDash, Inc., Class A (a)	4,544,574
32,484	DraftKings, Inc., Class A (a)	993,686
28,419	Expedia Group, Inc.	6,252,180
9,566	Flutter Entertainment PLC (a)	2,224,956
4,683	Hilton Worldwide Holdings, Inc.	1,203,344
90,345	Las Vegas Sands Corp.	5,361,976
4,665	Marriott International, Inc., Class A	1,215,606
11,264	Royal Caribbean Cruises Ltd.	3,230,853
7,993	Yum! Brands, Inc.	1,104,712
		34,412,975
	Household Durables — 1.8%
35,845	D.R. Horton, Inc.	5,343,773
19,738	Garmin Ltd.	4,222,748
48,195	Lennar Corp., Class A	5,965,095
605	NVR, Inc. (a)	4,362,546
45,974	PulteGroup, Inc.	5,510,903
		25,405,065
	Household Products — 0.6%
29,559	Clorox (The) Co.	3,324,205
19,542	Kimberly-Clark Corp.	2,339,373
15,814	Procter & Gamble (The) Co.	2,377,951
		8,041,529
	Independent Power and Renewable Electricity Producers — 0.8%
14,280	Talen Energy Corp. (a)	5,708,858
31,005	Vistra Corp.	5,838,242
		11,547,100
	Industrial Conglomerates — 0.1%
7,829	3M Co.	1,303,529
	Insurance — 4.3%
28,300	Allstate (The) Corp.	5,420,016
77,343	American International Group, Inc.	6,107,003
66,951	Arch Capital Group Ltd.	5,778,541
17,217	Chubb Ltd.	4,768,076
30,737	Cincinnati Financial Corp.	4,751,633
60,253	Fidelity National Financial, Inc.	3,328,376
36,431	Hartford Insurance Group (The), Inc.	4,524,002
48,407	Loews Corp.	4,819,401
3,178	Markel Group, Inc. (a)	6,275,056
29,499	MetLife, Inc.	2,354,610
29,306	Principal Financial Group, Inc.	2,462,876
Shares	Description	Value

	Insurance (Continued)
4,919	Progressive (The) Corp.	$1,013,314
11,711	Prudential Financial, Inc.	1,217,944
17,405	Travelers (The) Cos., Inc.	4,675,331
31,713	W.R. Berkley Corp.	2,262,405
		59,758,584
	Interactive Media & Services — 1.0%
19,990	Alphabet, Inc., Class A	5,620,988
3,309	Meta Platforms, Inc., Class A	2,145,390
26,413	Reddit, Inc., Class A (a)	5,518,997
		13,285,375
	IT Services — 2.3%
14,780	Accenture PLC, Class A	3,696,478
22,646	Cloudflare, Inc., Class A (a)	5,736,232
90,571	Cognizant Technology Solutions Corp., Class A	6,600,814
4,305	International Business Machines Corp.	1,323,400
15,656	MongoDB, Inc. (a)	5,633,342
16,159	Snowflake, Inc. (a)	4,441,786
24,277	Twilio, Inc., Class A (a)	3,274,482
4,345	VeriSign, Inc.	1,041,931
		31,748,465
	Life Sciences Tools & Services — 1.2%
9,466	Agilent Technologies, Inc.	1,385,444
6,127	Danaher Corp.	1,319,633
63,962	Illumina, Inc. (a)	7,901,865
6,397	IQVIA Holdings, Inc. (a)	1,384,695
5,009	Thermo Fisher Scientific, Inc.	2,842,057
4,631	West Pharmaceutical Services, Inc.	1,306,266
		16,139,960
	Machinery — 2.8%
7,639	Caterpillar, Inc.	4,409,689
8,630	Cummins, Inc.	3,777,178
2,657	Deere & Co.	1,226,551
36,412	Dover Corp.	6,607,321
99,196	Fortive Corp.	4,993,527
49,427	PACCAR, Inc.	4,863,617
4,807	Parker-Hannifin Corp.	3,714,994
14,023	Snap-on, Inc.	4,705,418
6,060	Westinghouse Air Brake Technologies Corp.	1,238,906
16,474	Xylem, Inc.	2,485,103
		38,022,304
	Media — 1.1%
17,664	Charter Communications, Inc., Class A (a)	4,130,550

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media (Continued)
193,334	Comcast Corp., Class A	$5,381,452
96,330	Fox Corp., Class A	6,227,734
		15,739,736
	Metals & Mining — 1.8%
61,953	Freeport-McMoRan, Inc.	2,583,440
72,051	Newmont Corp.	5,833,970
35,883	Nucor Corp.	5,384,244
17,305	Reliance, Inc.	4,887,451
34,854	Steel Dynamics, Inc.	5,465,107
		24,154,212
	Multi-Utilities — 2.4%
34,918	Ameren Corp.	3,562,334
62,624	CenterPoint Energy, Inc.	2,394,742
49,751	CMS Energy Corp.	3,659,186
48,346	Consolidated Edison, Inc.	4,709,384
59,583	Dominion Energy, Inc.	3,496,926
25,771	DTE Energy Co.	3,493,001
84,174	NiSource, Inc.	3,544,567
14,556	Public Service Enterprise Group, Inc.	1,172,631
40,506	Sempra	3,724,122
31,806	WEC Energy Group, Inc.	3,553,685
		33,310,578
	Oil, Gas & Consumable Fuels — 5.6%
20,681	Cheniere Energy, Inc.	4,384,372
31,294	Chevron Corp.	4,935,690
64,219	ConocoPhillips	5,706,500
256,853	Coterra Energy, Inc.	6,077,142
173,262	Devon Energy Corp.	5,629,282
42,449	Diamondback Energy, Inc.	6,078,272
54,179	EOG Resources, Inc.	5,734,305
89,282	EQT Corp.	4,783,730
34,306	Expand Energy Corp.	3,544,153
53,877	Exxon Mobil Corp.	6,161,374
128,743	Kinder Morgan, Inc.	3,371,779
12,607	Marathon Petroleum Corp.	2,457,230
128,562	Occidental Petroleum Corp.	5,296,755
66,597	ONEOK, Inc.	4,461,999
26,796	Phillips 66	3,648,008
7,252	Targa Resources Corp.	1,117,098
7,136	Valero Energy Corp.	1,209,980
38,356	Williams (The) Cos., Inc.	2,219,662
		76,817,331
	Passenger Airlines — 1.1%
107,040	Delta Air Lines, Inc.	6,141,955
Shares	Description	Value

	Passenger Airlines (Continued)
114,219	Southwest Airlines Co.	$3,460,836
62,948	United Airlines Holdings, Inc. (a)	5,919,630
		15,522,421
	Personal Care Products — 0.2%
149,712	Kenvue, Inc.	2,151,361
	Pharmaceuticals — 1.4%
80,815	Bristol-Myers Squibb Co.	3,723,147
19,657	Johnson & Johnson	3,712,618
72,376	Merck & Co., Inc.	6,222,888
238,405	Pfizer, Inc.	5,876,683
		19,535,336
	Professional Services — 0.3%
5,101	Broadridge Financial Solutions, Inc.	1,124,261
19,288	Leidos Holdings, Inc.	3,673,785
		4,798,046
	Real Estate Management & Development — 0.2%
14,400	CoStar Group, Inc. (a)	990,864
31,536	Zillow Group, Inc., Class C (a)	2,364,569
		3,355,433
	Residential REITs — 0.7%
18,868	AvalonBay Communities, Inc.	3,281,523
75,076	Equity Residential	4,462,517
17,389	Mid-America Apartment Communities, Inc.	2,229,791
		9,973,831
	Retail REITs — 0.1%
6,473	Simon Property Group, Inc.	1,137,694
	Semiconductors & Semiconductor Equipment — 5.6%
22,527	Advanced Micro Devices, Inc. (a)	5,769,615
11,868	Applied Materials, Inc.	2,766,431
31,024	Astera Labs, Inc. (a)	5,791,560
18,413	Broadcom, Inc.	6,805,997
41,718	Credo Technology Group Holding Ltd. (a)	7,827,131
16,527	First Solar, Inc. (a)	4,411,717
3,379	KLA Corp.	4,084,333
45,366	Lam Research Corp.	7,143,330
43,354	Marvell Technology, Inc.	4,064,004
36,306	Micron Technology, Inc.	8,124,194
3,960	Monolithic Power Systems, Inc.	3,979,800
26,045	NVIDIA Corp.	5,273,852
10,670	NXP Semiconductors N.V.	2,231,310
24,639	ON Semiconductor Corp. (a)	1,233,921

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
29,212	QUALCOMM, Inc.	$5,284,451
8,827	Teradyne, Inc.	1,604,396
6,612	Texas Instruments, Inc.	1,067,574
		77,463,616
	Software — 4.0%
8,454	AppLovin Corp., Class A (a)	5,387,988
7,648	Autodesk, Inc. (a)	2,304,648
23,600	Bentley Systems, Inc., Class B	1,199,588
13,834	Cadence Design Systems, Inc. (a)	4,685,437
7,433	Crowdstrike Holdings, Inc., Class A (a)	4,036,193
25,596	Datadog, Inc., Class A (a)	4,167,285
42,794	Gen Digital, Inc.	1,128,050
10,571	Guidewire Software, Inc. (a)	2,469,808
4,691	Microsoft Corp.	2,429,047
16,332	Nutanix, Inc., Class A (a)	1,163,492
17,279	Oracle Corp.	4,537,638
33,300	Palantir Technologies, Inc., Class A (a)	6,675,651
5,966	Palo Alto Networks, Inc. (a)	1,313,952
17,953	PTC, Inc. (a)	3,564,389
5,046	Workday, Inc., Class A (a)	1,210,636
58,905	Zoom Communications, Inc. (a)	5,138,283
12,163	Zscaler, Inc. (a)	4,027,656
		55,439,741
	Specialized REITs — 0.2%
4,206	Public Storage	1,171,623
49,008	Weyerhaeuser Co.	1,127,184
		2,298,807
	Specialty Retail — 2.1%
850	AutoZone, Inc. (a)	3,123,266
9,547	Burlington Stores, Inc. (a)	2,611,964
16,102	Carvana Co. (a)	4,935,907
2,999	Home Depot (The), Inc.	1,138,390
4,834	Lowe’s Cos., Inc.	1,151,121
33,807	O’Reilly Automotive, Inc. (a)	3,192,733
15,945	Ross Stores, Inc.	2,533,979
25,216	TJX (The) Cos., Inc.	3,533,770
21,363	Tractor Supply Co.	1,155,952
6,666	Ulta Beauty, Inc. (a)	3,465,520
12,432	Williams-Sonoma, Inc.	2,416,035
		29,258,637
	Technology Hardware, Storage & Peripherals — 2.0%
9,543	Apple, Inc.	2,580,141
197,868	Hewlett Packard Enterprise Co.	4,831,936
Shares	Description	Value

	Technology Hardware, Storage & Peripherals (Continued)
44,617	HP, Inc.	$1,234,552
10,256	NetApp, Inc.	1,207,952
57,984	Pure Storage, Inc., Class A (a)	5,723,021
25,734	Seagate Technology Holdings PLC	6,584,816
101,370	Super Micro Computer, Inc. (a)	5,267,185
		27,429,603
	Textiles, Apparel & Luxury Goods — 0.6%
47,940	Deckers Outdoor Corp. (a)	3,907,110
42,922	Tapestry, Inc.	4,713,694
		8,620,804
	Tobacco — 0.2%
36,783	Altria Group, Inc.	2,073,826
	Trading Companies & Distributors — 1.2%
74,321	Fastenal Co.	3,058,309
10,819	Ferguson Enterprises, Inc.	2,688,522
29,125	FTAI Aviation Ltd.	5,035,712
5,090	United Rentals, Inc.	4,434,306
3,006	Watsco, Inc.	1,106,238
		16,323,087
	Water Utilities — 0.2%
17,456	American Water Works Co., Inc.	2,241,874
	Wireless Telecommunication Services — 0.1%
5,075	T-Mobile US, Inc.	1,066,004
	Total Common Stocks	1,374,469,758
	(Cost $1,186,652,657)
MONEY MARKET FUNDS — 0.1%
1,970,468	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (c)	1,970,468
	(Cost $1,970,468)

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.1%
$988,609	Daiwa Capital Markets America, Inc., 4.14% (c), dated 10/31/25, due 11/03/25, with a maturity value of $988,950. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 02/15/26 to 08/15/54. The value of the collateral including accrued interest is $1,008,381. (d)	$988,609
	(Cost $988,609)

	Total Investments — 100.1%	1,377,428,835
	(Cost $1,189,611,734)
	Net Other Assets and Liabilities — (0.1)%	(1,024,304)
	Net Assets — 100.0%	$1,376,404,531

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $1,010,748 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $988,609. On
October 31, 2025, the last business day of the period, there was sufficient collateral based on the end of day market
value from the prior business day; however, as a result of
market movement from October 30 to October 31, the value
of the related securities loaned was above the collateral value received.

(c)	Rate shown reflects yield as of October 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,374,469,758	$1,374,469,758	$—	$—
Money Market Funds	1,970,468	1,970,468	—	—
Repurchase Agreements	988,609	—	988,609	—
Total Investments	$1,377,428,835	$1,376,440,226	$988,609	$—

*	See Portfolio of Investments for industry breakout.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.8%
5,490	AeroVironment, Inc. (a)	$2,030,806
21,253	ATI, Inc. (a)	2,103,409
18,753	BWX Technologies, Inc.	4,005,828
7,041	Carpenter Technology Corp.	2,224,252
6,005	Huntington Ingalls Industries, Inc.	1,933,730
28,380	Kratos Defense & Security Solutions, Inc. (a)	2,571,228
57,117	Leonardo DRS, Inc.	2,088,198
10,804	Loar Holdings, Inc. (a)	854,921
4,162	Moog, Inc., Class A	852,586
30,692	Textron, Inc.	2,480,220
		21,145,178
	Air Freight & Logistics — 0.1%
16,342	GXO Logistics, Inc. (a)	918,584
	Automobile Components — 1.1%
58,988	BorgWarner, Inc.	2,534,125
22,180	Dorman Products, Inc. (a)	2,975,003
122,172	Gentex Corp.	2,864,933
42,956	Lear Corp.	4,495,346
		12,869,407
	Automobiles — 0.3%
33,344	Thor Industries, Inc.	3,479,446
	Banks — 5.6%
35,372	Ameris Bancorp	2,533,343
33,620	Associated Banc-Corp.	832,767
24,493	Atlantic Union Bankshares Corp.	796,512
30,633	Axos Financial, Inc. (a)	2,388,761
13,671	BancFirst Corp.	1,488,225
84,775	Bank OZK	3,814,027
23,269	BOK Financial Corp.	2,433,472
69,076	Cadence Bank	2,606,928
67,162	Columbia Banking System, Inc.	1,799,942
37,845	Comerica, Inc.	2,895,143
14,464	Commerce Bancshares, Inc.	761,240
6,818	Cullen/Frost Bankers, Inc.	839,569
16,240	East West Bancorp, Inc.	1,649,984
76,459	First Horizon Corp.	1,633,164
160,963	FNB Corp.	2,530,338
41,417	Hancock Whitney Corp.	2,365,325
91,630	Home BancShares, Inc.	2,447,437
50,291	International Bancshares Corp.	3,338,317
39,379	Old National Bancorp	804,513
13,611	Popular, Inc.	1,517,218
52,110	Prosperity Bancshares, Inc.	3,429,880
10,733	ServisFirst Bancshares, Inc.	754,208
17,485	SouthState Bank Corp.	1,550,045
Shares	Description	Value

	Banks (Continued)
10,226	Texas Capital Bancshares, Inc. (a)	$857,348
14,607	UMB Financial Corp.	1,561,196
69,688	United Bankshares, Inc.	2,494,134
82,715	United Community Banks, Inc.	2,415,278
244,633	Valley National Bancorp	2,659,161
43,626	Webster Financial Corp.	2,488,427
29,902	Western Alliance Bancorp	2,312,920
19,579	Wintrust Financial Corp.	2,545,662
45,831	Zions Bancorp N.A.	2,388,253
		64,932,737
	Beverages — 1.0%
95,757	Brown-Forman Corp., Class B	2,607,463
45,105	Celsius Holdings, Inc. (a)	2,716,674
14,755	Coca-Cola Consolidated, Inc.	1,923,757
95,511	Molson Coors Beverage Co., Class B	4,175,741
		11,423,635
	Biotechnology — 5.0%
121,514	ACADIA Pharmaceuticals, Inc. (a)	2,758,368
115,249	Alkermes PLC (a)	3,538,144
10,528	Arcellx, Inc. (a)	950,152
19,838	Avidity Biosciences, Inc. (a)	1,385,684
49,925	Bridgebio Pharma, Inc. (a)	3,127,302
26,674	CRISPR Therapeutics AG (a) (b)	1,706,869
62,909	Cytokinetics, Inc. (a)	4,000,383
15,799	Exact Sciences Corp. (a)	1,022,037
41,858	Exelixis, Inc. (a)	1,618,649
47,143	Halozyme Therapeutics, Inc. (a)	3,073,252
52,850	Ionis Pharmaceuticals, Inc. (a)	3,926,755
9,793	Krystal Biotech, Inc. (a)	1,934,216
9,423	Madrigal Pharmaceuticals, Inc. (a)	3,947,295
45,903	Merus N.V. (a)	4,354,359
24,630	Neurocrine Biosciences, Inc. (a)	3,527,262
70,422	PTC Therapeutics, Inc. (a)	4,810,527
18,509	Revolution Medicines, Inc. (a)	1,089,070
42,795	Rhythm Pharmaceuticals, Inc. (a)	4,868,359
114,259	Roivant Sciences Ltd. (a)	2,284,037
23,927	TG Therapeutics, Inc. (a)	832,181
8,248	United Therapeutics Corp. (a)	3,673,907
		58,428,808
	Broadline Retail — 0.7%
4,220	Dillard’s, Inc., Class A	2,532,337
65,098	Etsy, Inc. (a)	4,036,076
13,464	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,626,586
		8,194,999
	Building Products — 2.5%
23,549	A.O. Smith Corp.	1,553,998

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Building Products (Continued)
9,250	AAON, Inc. (b)	$910,107
6,232	Advanced Drainage Systems, Inc.	872,792
17,639	Armstrong World Industries, Inc.	3,358,995
28,516	Builders FirstSource, Inc. (a)	3,312,704
48,569	Fortune Brands Innovations, Inc.	2,467,305
22,702	Griffon Corp.	1,680,175
12,221	Owens Corning	1,555,855
100,090	Resideo Technologies, Inc. (a)	4,283,852
10,324	Simpson Manufacturing Co., Inc.	1,822,186
36,983	UFP Industries, Inc.	3,407,244
73,517	Zurn Elkay Water Solutions Corp.	3,463,386
		28,688,599
	Capital Markets — 3.5%
10,876	Affiliated Managers Group, Inc.	2,588,053
13,174	Cohen & Steers, Inc.	900,048
12,813	Evercore, Inc., Class A	3,774,197
66,580	Federated Hermes, Inc.	3,227,798
74,740	Franklin Resources, Inc.	1,689,871
16,840	Houlihan Lokey, Inc.	3,015,707
150,718	Invesco Ltd.	3,572,017
13,213	Jefferies Financial Group, Inc.	698,043
16,376	Lazard, Inc.	799,149
40,838	Main Street Capital Corp. (b)	2,324,499
36,358	Moelis & Co., Class A	2,302,552
2,491	Piper Sandler Cos.	795,277
19,453	PJT Partners, Inc., Class A	3,134,073
20,374	SEI Investments Company	1,642,348
52,940	StepStone Group, Inc., Class A	3,222,987
7,618	Stifel Financial Corp.	902,200
8,565	StoneX Group, Inc. (a)	787,295
15,046	TPG, Inc.	828,132
53,389	Victory Capital Holdings, Inc., Class A	3,324,533
48,697	Virtu Financial, Inc., Class A	1,696,603
		41,225,382
	Chemicals — 2.1%
120,807	Axalta Coating Systems Ltd. (a)	3,439,375
56,829	Cabot Corp.	3,834,821
68,546	Eastman Chemical Co.	4,079,858
68,683	Element Solutions, Inc.	1,835,210
77,108	FMC Corp.	1,169,728
124,621	Mosaic (The) Co.	3,420,847
4,175	NewMarket Corp.	3,205,983
18,421	Sensient Technologies Corp.	1,736,916
33,651	Westlake Corp.	2,315,525
		25,038,263
Shares	Description	Value

	Commercial Services & Supplies — 0.2%
7,445	Clean Harbors, Inc. (a)	$1,567,247
5,024	MSA Safety, Inc.	788,919
		2,356,166
	Communications Equipment — 1.2%
42,253	Calix, Inc. (a)	2,890,950
29,668	Ciena Corp. (a)	5,634,547
26,562	Lumentum Holdings, Inc. (a)	5,353,837
		13,879,334
	Construction & Engineering — 2.8%
9,224	Arcosa, Inc.	940,848
34,030	Construction Partners, Inc., Class A (a)	3,891,331
14,813	Dycom Industries, Inc. (a)	4,263,033
102,730	Fluor Corp. (a)	5,010,142
39,416	Granite Construction, Inc.	4,056,301
10,869	IES Holdings, Inc. (a)	4,259,344
31,470	Primoris Services Corp.	4,453,634
10,179	Sterling Infrastructure, Inc. (a)	3,846,644
81,892	WillScot Holdings Corp.	1,781,151
		32,502,428
	Construction Materials — 0.3%
11,128	Eagle Materials, Inc.	2,362,697
22,490	Knife River Corp. (a)	1,359,745
		3,722,442
	Consumer Finance — 1.1%
88,201	Ally Financial, Inc.	3,437,193
1,851	Credit Acceptance Corp. (a)	828,026
21,825	FirstCash Holdings, Inc.	3,459,263
61,238	OneMain Holdings, Inc.	3,624,677
34,030	Upstart Holdings, Inc. (a) (b)	1,617,106
		12,966,265
	Consumer Staples Distribution & Retail — 0.4%
197,457	Albertsons Cos., Inc., Class A	3,493,015
9,270	BJ’s Wholesale Club Holdings, Inc. (a)	818,170
		4,311,185
	Containers & Packaging — 1.2%
10,660	Avery Dennison Corp.	1,864,327
17,898	Crown Holdings, Inc.	1,739,328
220,840	Graphic Packaging Holding Co.	3,531,232
48,904	Sealed Air Corp.	1,638,773
80,388	Silgan Holdings, Inc.	3,104,584
40,119	Sonoco Products Co.	1,627,628
		13,505,872

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Distributors — 0.4%
141,515	LKQ Corp.	$4,522,819
	Diversified Consumer Services — 1.7%
496,194	ADT, Inc.	4,386,355
22,386	Adtalem Global Education, Inc. (a)	2,194,276
2,686	Duolingo, Inc. (a)	726,939
64,227	Frontdoor, Inc. (a)	4,266,600
15,750	Grand Canyon Education, Inc. (a)	2,965,725
68,370	H&R Block, Inc.	3,400,724
10,387	Service Corp. International	867,418
17,410	Stride, Inc. (a)	1,184,576
		19,992,613
	Diversified Telecommunication Services — 0.9%
70,446	AST SpaceMobile, Inc. (a) (b)	5,653,292
423,711	Lumen Technologies, Inc. (a)	4,355,749
		10,009,041
	Electric Utilities — 1.1%
13,082	IDACORP, Inc.	1,687,840
74,724	OGE Energy Corp.	3,298,317
38,563	Pinnacle West Capital Corp.	3,413,597
98,224	Portland General Electric Co.	4,486,872
		12,886,626
	Electrical Equipment — 1.7%
2,510	Acuity, Inc.	916,276
51,104	Bloom Energy Corp., Class A (a) (b)	6,753,905
5,164	Generac Holdings, Inc. (a)	867,655
58,411	NEXTracker, Inc., Class A (a)	5,912,361
72,030	NuScale Power Corp. (a) (b)	3,231,986
12,052	Regal Rexnord Corp.	1,698,006
		19,380,189
	Electronic Equipment, Instruments & Components — 2.3%
28,574	Arrow Electronics, Inc. (a)	3,187,430
16,534	Avnet, Inc.	801,072
14,374	Belden, Inc.	1,751,472
7,622	Insight Enterprises, Inc. (a)	762,200
6,940	Itron, Inc. (a)	696,290
111,483	Mirion Technologies, Inc. (a)	3,274,256
17,340	OSI Systems, Inc. (a)	4,828,496
15,018	Sanmina Corp. (a)	2,058,217
15,836	TD SYNNEX Corp.	2,478,176
75,032	TTM Technologies, Inc. (a)	5,042,150
41,190	Vontier Corp.	1,585,815
		26,465,574
Shares	Description	Value

	Energy Equipment & Services — 0.9%
65,707	Archrock, Inc.	$1,660,416
326,178	NOV, Inc.	4,762,199
63,157	Weatherford International PLC	4,654,039
		11,076,654
	Entertainment — 0.7%
3,808	Madison Square Garden Sports Corp. (a)	816,397
34,530	Roku, Inc. (a)	3,664,669
17,120	TKO Group Holdings, Inc.	3,225,408
		7,706,474
	Financial Services — 1.9%
67,996	Essent Group Ltd.	4,118,518
39,375	Euronet Worldwide, Inc. (a)	2,986,987
152,339	MGIC Investment Corp.	4,177,135
13,955	PennyMac Financial Services, Inc.	1,755,679
119,322	Radian Group, Inc.	4,049,789
32,606	Sezzle, Inc. (a)	2,137,323
11,167	Shift4 Payments, Inc., Class A (a) (b)	771,640
11,556	Voya Financial, Inc.	860,460
10,974	WEX, Inc. (a)	1,600,887
		22,458,418
	Food Products — 2.4%
53,192	Bunge Global S.A.	5,031,963
45,928	Cal-Maine Foods, Inc.	4,032,478
82,112	Campbell’s (The) Co.	2,474,035
236,038	Conagra Brands, Inc.	4,057,493
112,001	Darling Ingredients, Inc. (a)	3,589,632
35,393	Ingredion, Inc.	4,084,706
14,883	Lamb Weston Holdings, Inc.	918,728
32,169	Post Holdings, Inc. (a)	3,343,324
		27,532,359
	Gas Utilities — 1.5%
18,716	National Fuel Gas Co.	1,476,879
71,806	New Jersey Resources Corp.	3,181,006
42,717	ONE Gas, Inc.	3,425,476
33,100	Southwest Gas Holdings, Inc.	2,631,450
42,412	Spire, Inc.	3,664,397
103,953	UGI Corp.	3,475,149
		17,854,357
	Ground Transportation — 2.0%
21,532	Avis Budget Group, Inc. (a)	2,929,859
19,327	J.B. Hunt Transport Services, Inc.	3,263,557
87,509	Knight-Swift Transportation Holdings, Inc.	3,948,406
7,053	Landstar System, Inc.	905,817

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation (Continued)
196,359	Lyft, Inc., Class A (a)	$4,017,505
18,328	Ryder System, Inc.	3,101,647
5,775	Saia, Inc. (a)	1,689,188
67,926	U-Haul Holding Co.	3,293,732
		23,149,711
	Health Care Equipment & Supplies — 1.2%
20,709	Align Technology, Inc. (a)	2,855,357
37,960	Baxter International, Inc.	701,121
25,216	Cooper (The) Cos., Inc. (a)	1,762,851
20,103	iRhythm Technologies, Inc. (a)	3,765,292
3,412	Penumbra, Inc. (a)	775,786
11,841	Solventum Corp. (a)	817,503
21,192	Teleflex, Inc.	2,637,768
7,704	TransMedics Group, Inc. (a)	1,013,384
		14,329,062
	Health Care Providers & Services — 3.0%
121,128	Centene Corp. (a)	4,284,297
3,861	Chemed Corp.	1,665,249
6,505	DaVita, Inc. (a)	774,225
20,415	Encompass Health Corp.	2,324,248
20,012	Ensign Group (The), Inc.	3,604,161
69,171	Guardant Health, Inc. (a)	6,434,287
9,120	HealthEquity, Inc. (a)	862,570
39,070	Henry Schein, Inc. (a)	2,469,224
22,585	Molina Healthcare, Inc. (a)	3,456,860
62,274	Option Care Health, Inc. (a)	1,620,992
45,368	RadNet, Inc. (a)	3,447,514
21,140	Universal Health Services, Inc., Class B	4,587,592
		35,531,219
	Health Care REITs — 0.7%
31,115	Alexandria Real Estate Equities, Inc.	1,811,515
41,151	American Healthcare REIT, Inc.	1,864,964
49,849	CareTrust REIT, Inc.	1,727,268
90,274	Healthpeak Properties, Inc.	1,620,418
20,473	Omega Healthcare Investors, Inc.	860,480
		7,884,645
	Health Care Technology — 0.3%
47,265	Doximity, Inc., Class A (a)	3,119,490
22,794	Waystar Holding Corp. (a)	817,165
		3,936,655
	Hotel & Resort REITs — 0.3%
253,928	Host Hotels & Resorts, Inc.	4,067,927
Shares	Description	Value

	Hotels, Restaurants & Leisure — 2.3%
22,509	Aramark	$852,641
49,992	Boyd Gaming Corp.	3,892,877
6,823	Brinker International, Inc. (a)	741,387
95,952	Caesars Entertainment, Inc. (a)	1,928,635
16,514	Dutch Bros, Inc., Class A (a)	917,188
20,674	Hilton Grand Vacations, Inc. (a)	856,937
6,090	Hyatt Hotels Corp., Class A	836,827
31,317	Life Time Group Holdings, Inc. (a)	774,470
49,877	MGM Resorts International (a)	1,597,560
140,377	Norwegian Cruise Line Holdings Ltd. (a)	3,147,252
8,327	Planet Fitness, Inc., Class A (a)	755,176
5,202	Texas Roadhouse, Inc.	850,943
72,649	Travel + Leisure Co.	4,560,904
5,778	Vail Resorts, Inc.	857,051
33,693	Wynn Resorts Ltd.	4,009,130
		26,578,978
	Household Durables — 2.0%
3,504	Installed Building Products, Inc.	869,798
67,911	KB Home	4,239,005
59,669	Meritage Homes Corp.	4,031,238
33,524	Mohawk Industries, Inc. (a)	3,809,667
65,472	Taylor Morrison Home Corp. (a)	3,880,525
31,286	Toll Brothers, Inc.	4,222,046
4,423	TopBuild Corp. (a)	1,868,629
		22,920,908
	Household Products — 0.3%
141,295	Reynolds Consumer Products, Inc.	3,453,250
	Independent Power and Renewable Electricity Producers — 0.6%
197,045	AES (The) Corp.	2,733,014
61,195	Clearway Energy, Inc., Class C	1,953,956
17,961	Ormat Technologies, Inc.	1,910,512
		6,597,482
	Industrial REITs — 0.1%
141,237	Americold Realty Trust, Inc.	1,820,545
	Insurance — 3.9%
5,931	American Financial Group, Inc.	780,994
7,982	Assurant, Inc.	1,689,949
51,055	Assured Guaranty Ltd.	4,114,012
36,091	Axis Capital Holdings Ltd.	3,380,283
37,209	CNA Financial Corp.	1,657,661
4,936	Everest Group Ltd.	1,552,471
26,911	First American Financial Corp.	1,682,207
18,137	Globe Life, Inc.	2,385,197
14,277	Hanover Insurance Group (The), Inc.	2,439,654

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
67,070	Kemper Corp.	$3,017,479
85,730	Lincoln National Corp.	3,600,660
30,587	Mercury General Corp.	2,364,375
81,410	Old Republic International Corp.	3,212,438
3,113	Primerica, Inc.	808,975
8,998	Reinsurance Group of America, Inc.	1,641,775
17,020	RenaissanceRe Holdings Ltd.	4,324,612
13,254	RLI Corp.	781,456
31,986	Selective Insurance Group, Inc.	2,409,825
44,452	Unum Group	3,263,666
		45,107,689
	Interactive Media & Services — 0.1%
48,946	Match Group, Inc.	1,582,914
	IT Services — 0.5%
34,227	Akamai Technologies, Inc. (a)	2,570,448
17,197	EPAM Systems, Inc. (a)	2,812,397
28,784	Kyndryl Holdings, Inc. (a)	832,433
		6,215,278
	Leisure Products — 0.8%
33,037	Acushnet Holdings Corp.	2,554,751
13,668	Brunswick Corp.	903,592
11,396	Hasbro, Inc.	869,629
256,795	Mattel, Inc. (a)	4,719,892
		9,047,864
	Life Sciences Tools & Services — 1.6%
346,302	Avantor, Inc. (a)	4,093,290
9,248	Bio-Rad Laboratories, Inc., Class A (a)	2,955,198
8,405	Medpace Holdings, Inc. (a)	4,916,168
19,723	Revvity, Inc.	1,845,876
53,548	Tempus AI, Inc. (a)	4,811,288
		18,621,820
	Machinery — 4.9%
50,918	Allison Transmission Holdings, Inc.	4,203,281
4,694	Crane Co.	891,860
10,560	Donaldson Co., Inc.	889,680
12,283	ESCO Technologies, Inc.	2,695,750
29,057	Federal Signal Corp.	3,429,598
16,265	Flowserve Corp.	1,110,086
18,159	Franklin Electric Co., Inc.	1,720,928
10,621	IDEX Corp.	1,821,077
19,341	ITT, Inc.	3,579,439
18,463	JBT Marel Corp.	2,328,184
7,330	Lincoln Electric Holdings, Inc.	1,718,518
26,010	Middleby (The) Corp. (a)	3,231,222
Shares	Description	Value

	Machinery (Continued)
25,646	Mueller Industries, Inc.	$2,715,142
67,741	Mueller Water Products, Inc., Class A	1,738,234
3,809	Nordson Corp.	883,498
33,322	Oshkosh Corp.	4,108,269
2,215	RBC Bearings, Inc. (a)	949,194
13,884	SPX Technologies, Inc. (a)	3,108,489
34,887	Stanley Black & Decker, Inc.	2,362,548
80,182	Symbotic, Inc. (a) (b)	6,490,733
45,990	Timken (The) Co.	3,610,675
11,343	Toro (The) Co.	847,662
9,285	Watts Water Technologies, Inc., Class A	2,531,091
		56,965,158
	Media — 1.0%
56,598	EchoStar Corp., Class A (a)	4,237,492
30,118	New York Times (The) Co., Class A	1,716,425
17,485	Nexstar Media Group, Inc.	3,422,339
31,805	Omnicom Group, Inc.	2,386,011
		11,762,267
	Metals & Mining — 1.7%
131,403	Alcoa Corp.	4,834,316
184,300	Coeur Mining, Inc. (a)	3,164,431
15,090	Commercial Metals Co.	895,743
357,177	Hecla Mining Co.	4,596,868
64,437	MP Materials Corp. (a)	4,065,330
12,928	Royal Gold, Inc.	2,259,685
		19,816,373
	Mortgage REITs — 0.5%
42,769	Annaly Capital Management, Inc.	905,420
379,443	Rithm Capital Corp.	4,162,490
44,625	Starwood Property Trust, Inc.	811,282
		5,879,192
	Multi-Utilities — 0.3%
56,137	Black Hills Corp.	3,560,770
	Office REITs — 0.6%
89,603	Cousins Properties, Inc.	2,323,406
81,833	Kilroy Realty Corp.	3,457,444
21,326	Vornado Realty Trust	809,108
		6,589,958
	Oil, Gas & Consumable Fuels — 4.7%
44,464	Antero Midstream Corp.	767,004
103,024	Antero Resources Corp. (a)	3,184,472
178,000	APA Corp.	4,031,700
81,269	California Resources Corp.	3,833,459
11,151	Centrus Energy Corp., Class A (a) (b)	4,097,546

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
43,493	Chord Energy Corp.	$3,945,685
107,643	CNX Resources Corp. (a)	3,623,263
43,590	Comstock Resources, Inc. (a)	817,313
31,063	Core Natural Resources, Inc.	2,453,977
15,290	DT Midstream, Inc.	1,674,102
33,029	HF Sinclair Corp.	1,704,296
181,057	Magnolia Oil & Gas Corp., Class A	4,066,540
96,191	Matador Resources Co.	3,795,697
107,029	Ovintiv, Inc.	4,014,658
337,645	Permian Resources Corp.	4,240,821
91,856	Range Resources Corp.	3,265,481
323,977	Uranium Energy Corp. (a)	4,901,772
22,616	Viper Energy, Inc., Class A	849,457
		55,267,243
	Paper & Forest Products — 0.2%
29,189	Louisiana-Pacific Corp.	2,542,654
	Passenger Airlines — 0.9%
69,455	Alaska Air Group, Inc. (a)	2,898,357
153,802	American Airlines Group, Inc. (a)	2,019,420
107,109	Joby Aviation, Inc. (a)	1,857,270
34,362	SkyWest, Inc. (a)	3,452,694
		10,227,741
	Personal Care Products — 0.3%
213,953	Coty, Inc., Class A (a)	849,393
26,098	elf Beauty, Inc. (a)	3,187,610
		4,037,003
	Pharmaceuticals — 1.1%
21,351	Axsome Therapeutics, Inc. (a)	2,882,172
20,801	Corcept Therapeutics, Inc. (a)	1,528,249
171,672	Elanco Animal Health, Inc. (a)	3,802,535
19,675	Jazz Pharmaceuticals PLC (a)	2,708,067
77,627	Perrigo Co. PLC	1,609,984
		12,531,007
	Professional Services — 2.7%
72,181	Amentum Holdings, Inc. (a)	1,617,576
25,944	Booz Allen Hamilton Holding Corp.	2,261,279
5,199	CACI International, Inc., Class A (a)	2,923,138
19,632	ExlService Holdings, Inc. (a)	767,611
10,695	FTI Consulting, Inc. (a)	1,764,782
82,537	Genpact Ltd.	3,148,787
36,557	KBR, Inc.	1,566,102
49,407	Korn Ferry	3,196,633
Shares	Description	Value

	Professional Services (Continued)
37,840	Maximus, Inc.	$3,145,261
31,273	Parsons Corp. (a)	2,600,037
76,313	Robert Half, Inc.	1,998,637
34,793	Science Applications International Corp.	3,260,452
24,396	UL Solutions, Inc., Class A	1,899,716
34,995	Verra Mobility Corp. (a)	812,234
		30,962,245
	Real Estate Management & Development — 0.3%
31,558	Howard Hughes Holdings, Inc. (a)	2,501,918
2,897	Jones Lang LaSalle, Inc. (a)	883,846
		3,385,764
	Residential REITs — 0.1%
52,738	Independence Realty Trust, Inc.	840,116
	Semiconductors & Semiconductor Equipment — 2.6%
121,743	Amkor Technology, Inc.	3,929,864
20,697	Cirrus Logic, Inc. (a)	2,745,457
9,564	Impinj, Inc. (a)	1,933,458
23,578	Lattice Semiconductor Corp. (a)	1,720,251
6,943	MACOM Technology Solutions Holdings, Inc. (a)	1,028,467
6,984	MKS, Inc.	1,003,671
6,689	Onto Innovation, Inc. (a)	902,747
41,476	Rambus, Inc. (a)	4,265,392
87,046	Rigetti Computing, Inc. (a)	3,853,526
13,184	Silicon Laboratories, Inc. (a)	1,728,159
14,344	SiTime Corp. (a)	4,154,596
33,686	Skyworks Solutions, Inc.	2,618,076
		29,883,664
	Software — 3.8%
32,760	ACI Worldwide, Inc. (a)	1,560,359
9,406	Appfolio, Inc., Class A (a)	2,393,169
32,636	BILL Holdings, Inc. (a)	1,620,704
13,736	Commvault Systems, Inc. (a)	1,912,326
85,836	Dropbox, Inc., Class A (a)	2,489,244
10,230	Elastic N.V. (a)	912,721
12,518	InterDigital, Inc.	4,531,015
40,657	Life360, Inc. (a)	4,013,252
142,011	MARA Holdings, Inc. (a)	2,594,541
45,097	Pegasystems, Inc.	2,870,424
23,708	Procore Technologies, Inc. (a)	1,750,125
227,107	Riot Platforms, Inc. (a)	4,492,176
31,527	Rubrik, Inc., Class A (a)	2,373,037
268,772	SoundHound AI, Inc., Class A (a) (b)	4,735,763
129,204	UiPath, Inc., Class A (a)	2,049,175

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
64,763	Unity Software, Inc. (a)	$2,454,518
30,080	Varonis Systems, Inc. (a)	1,059,718
		43,812,267
	Specialty Retail — 4.7%
50,519	Abercrombie & Fitch Co., Class A (a)	3,665,153
17,680	Asbury Automotive Group, Inc. (a)	4,147,728
11,853	AutoNation, Inc. (a)	2,369,059
100,664	Bath & Body Works, Inc.	2,464,255
22,861	Best Buy Co., Inc.	1,877,803
20,863	Boot Barn Holdings, Inc. (a)	3,956,668
77,055	CarMax, Inc. (a)	3,229,375
7,780	Dick’s Sporting Goods, Inc.	1,722,881
27,937	Five Below, Inc. (a)	4,393,652
11,729	Floor & Decor Holdings, Inc., Class A (a)	732,828
31,685	GameStop Corp., Class A (a)	706,259
202,050	Gap (The), Inc.	4,616,842
7,902	Group 1 Automotive, Inc.	3,141,361
13,677	Lithia Motors, Inc.	4,295,672
4,453	Murphy USA, Inc.	1,595,065
19,880	Penske Automotive Group, Inc.	3,182,192
48,404	Urban Outfitters, Inc. (a)	3,127,382
48,381	Wayfair, Inc., Class A (a)	5,007,917
		54,232,092
	Technology Hardware, Storage & Peripherals — 0.4%
70,274	IonQ, Inc. (a)	4,383,692
	Textiles, Apparel & Luxury Goods — 0.6%
20,691	Crocs, Inc. (a)	1,690,248
13,783	Ralph Lauren Corp.	4,405,874
59,900	VF Corp.	840,996
		6,937,118
	Trading Companies & Distributors — 1.5%
9,934	Applied Industrial Technologies, Inc.	2,553,932
32,114	Core & Main, Inc., Class A (a)	1,675,709
14,835	GATX Corp.	2,326,870
22,228	Herc Holdings, Inc.	3,157,487
9,381	MSC Industrial Direct Co., Inc., Class A	796,541
80,828	Rush Enterprises, Inc., Class A	3,993,711
12,261	WESCO International, Inc.	3,182,097
		17,686,347
	Water Utilities — 0.3%
86,654	Essential Utilities, Inc.	3,382,106
Shares	Description	Value

	Wireless Telecommunication Services — 0.6%
69,135	Array Digital Infrastructure, Inc.	$3,395,911
88,111	Telephone and Data Systems, Inc.	3,420,469
		6,816,380
	Total Common Stocks	1,161,820,958
	(Cost $1,035,264,504)
MONEY MARKET FUNDS — 0.1%
1,376,647	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (c)	1,376,647
	(Cost $1,376,647)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.4%
$28,210,236	Bank of America Corp., 4.14% (c), dated 10/31/25, due 11/03/25, with a maturity value of $28,219,969. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/30/31 to 02/15/55. The value of the collateral including accrued interest is $28,774,442. (d)	28,210,236
	(Cost $28,210,236)

	Total Investments — 102.4%	1,191,407,841
	(Cost $1,064,851,387)
	Net Other Assets and Liabilities — (2.4)%	(28,490,367)
	Net Assets — 100.0%	$1,162,917,474

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $28,658,486 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $28,210,236. On
October 31, 2025, the last business day of the period, there was sufficient collateral based on the end of day market
value from the prior business day; however, as a result of
market movement from October 30 to October 31, the value
of the related securities loaned was above the collateral value received.

(c)	Rate shown reflects yield as of October 31, 2025.
(d)	This security serves as collateral for securities on loan.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,161,820,958	$1,161,820,958	$—	$—
Money Market Funds	1,376,647	1,376,647	—	—
Repurchase Agreements	28,210,236	—	28,210,236	—
Total Investments	$1,191,407,841	$1,163,197,605	$28,210,236	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.3%
62,249	Astronics Corp. (a)	$3,061,406
31,106	Cadre Holdings, Inc.	1,320,761
11,814	Ducommun, Inc. (a)	1,083,934
53,976	Intuitive Machines, Inc. (a)	643,934
36,682	Mercury Systems, Inc. (a)	2,839,554
19,550	V2X, Inc. (a)	1,116,109
10,247	VSE Corp.	1,851,428
		11,917,126
	Air Freight & Logistics — 0.3%
65,950	Hub Group, Inc., Class A	2,428,939
	Automobile Components — 2.1%
23,581	Adient PLC (a)	546,843
113,339	Dana, Inc.	2,300,782
208,454	Garrett Motion, Inc.	3,531,211
50,015	Gentherm, Inc. (a)	1,840,552
379,565	Goodyear Tire & Rubber (The) Co. (a)	2,615,203
24,383	LCI Industries	2,523,397
10,980	Patrick Industries, Inc.	1,145,982
39,515	Phinia, Inc.	2,051,224
18,950	Visteon Corp.	2,030,682
		18,585,876
	Automobiles — 0.2%
81,409	Harley-Davidson, Inc.	2,196,415
	Banks — 9.6%
27,673	1st Source Corp.	1,644,883
137,240	Banc of California, Inc.	2,328,963
37,911	Bancorp (The), Inc. (a)	2,478,242
14,043	Bank First Corp.	1,714,931
8,651	Bank of Hawaii Corp.	561,709
44,640	BankUnited, Inc.	1,789,171
17,339	Banner Corp.	1,047,102
23,949	Beacon Financial Corp.	582,919
61,432	Byline Bancorp, Inc.	1,642,692
35,481	Cathay General Bancorp	1,612,611
4,584	City Holding Co.	540,362
10,499	Coastal Financial Corp. (a)	1,118,143
37,831	Columbia Financial, Inc. (a)	558,007
9,683	Community Financial System, Inc.	537,213
30,447	Community Trust Bancorp, Inc.	1,558,734
22,887	ConnectOne Bancorp, Inc.	550,661
17,372	Customers Bancorp, Inc. (a)	1,166,009
90,084	CVB Financial Corp.	1,654,843
19,036	Dime Community Bancshares, Inc.	499,695
31,286	Eastern Bankshares, Inc.	548,444
Shares	Description	Value

	Banks (Continued)
29,380	Enterprise Financial Services Corp.	$1,538,631
10,187	FB Financial Corp.	550,200
10,736	First Bancorp	521,125
51,504	First BanCorp	1,003,813
49,057	First Busey Corp.	1,096,915
66,607	First Commonwealth Financial Corp.	1,018,421
89,952	First Financial Bancorp	2,105,776
68,606	First Hawaiian, Inc.	1,682,905
53,452	First Interstate BancSystem, Inc., Class A	1,670,375
60,247	First Merchants Corp.	2,137,564
43,915	Firstsun Capital Bancorp (a)	1,494,867
91,439	Fulton Financial Corp.	1,588,295
28,919	German American Bancorp, Inc.	1,114,538
33,981	Hilltop Holdings, Inc.	1,097,586
105,446	Hope Bancorp, Inc.	1,106,129
16,418	Independent Bank Corp.	1,104,767
8,845	Lakeland Financial Corp.	504,607
16,122	Live Oak Bancshares, Inc.	502,039
44,086	National Bank Holdings Corp., Class A	1,572,107
27,195	NBT Bancorp, Inc.	1,100,582
12,665	Nicolet Bankshares, Inc.	1,496,243
137,489	Northwest Bancshares, Inc.	1,609,996
129,273	OceanFirst Financial Corp.	2,350,183
39,170	OFG Bancorp	1,514,312
49,348	Origin Bancorp, Inc.	1,710,402
3,493	Park National Corp.	531,600
15,345	Pathward Financial, Inc.	1,044,381
75,736	Peoples Bancorp, Inc.	2,166,050
18,846	Preferred Bank	1,700,851
117,806	Provident Financial Services, Inc.	2,154,672
22,521	QCR Holdings, Inc.	1,675,337
30,785	Renasant Corp.	1,035,300
15,719	Republic Bancorp, Inc., Class A	1,035,882
45,317	S&T Bancorp, Inc.	1,660,415
37,321	Seacoast Banking Corp. of Florida	1,130,826
59,241	Simmons First National Corp., Class A	1,029,609
56,147	Stellar Bancorp, Inc.	1,652,406
8,113	Stock Yards Bancorp, Inc.	527,507
32,850	Towne Bank	1,067,953
38,358	TriCo Bancshares	1,696,574
11,347	Triumph Financial, Inc. (a)	617,958
43,017	Trustmark Corp.	1,601,093
74,986	WaFd, Inc.	2,176,844
35,568	WesBanco, Inc.	1,070,597

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
34,077	Westamerica BanCorp	$1,623,769
31,587	WSFS Financial Corp.	1,645,367
		86,172,703
	Beverages — 0.4%
5,372	Boston Beer (The) Co., Inc., Class A (a)	1,111,950
53,480	Vita Coco (The) Co., Inc. (a)	2,202,307
		3,314,257
	Biotechnology — 5.2%
28,293	Agios Pharmaceuticals, Inc. (a)	1,223,389
207,996	Akebia Therapeutics, Inc. (a)	459,671
72,060	Amicus Therapeutics, Inc. (a)	650,702
50,184	Apellis Pharmaceuticals, Inc. (a)	1,077,450
120,494	Arcutis Biotherapeutics, Inc. (a)	3,049,703
309,163	Ardelyx, Inc. (a)	1,873,528
82,318	Arrowhead Pharmaceuticals, Inc. (a)	3,489,460
23,397	Beam Therapeutics, Inc. (a)	585,159
74,812	BioCryst Pharmaceuticals, Inc. (a)	547,624
56,389	CG Oncology, Inc. (a)	2,439,952
17,789	Cidara Therapeutics, Inc. (a)	1,943,270
38,412	GRAIL, Inc. (a) (b)	3,531,215
98,638	Intellia Therapeutics, Inc. (a)	1,244,812
20,064	Kymera Therapeutics, Inc. (a)	1,240,758
211,483	MannKind Corp. (a)	1,182,190
81,351	MiMedx Group, Inc. (a)	622,335
38,728	Mirum Pharmaceuticals, Inc. (a)	2,813,589
99,830	Newamsterdam Pharma Co. N.V. (a)	3,788,549
196,481	Novavax, Inc. (a) (b)	1,650,440
32,141	Praxis Precision Medicines, Inc. (a)	6,388,345
8,548	Protagonist Therapeutics, Inc. (a)	672,044
118,793	Travere Therapeutics, Inc. (a)	4,176,762
49,622	Veracyte, Inc. (a)	1,790,362
26,313	Viridian Therapeutics, Inc. (a)	621,776
		47,063,085
	Broadline Retail — 0.7%
24,317	Groupon, Inc. (a) (b)	489,501
184,719	Kohl’s Corp.	3,005,378
158,346	Macy’s, Inc.	3,086,164
		6,581,043
	Building Products — 0.9%
15,609	AZZ, Inc.	1,558,559
36,168	Gibraltar Industries, Inc. (a)	2,256,521
75,110	Hayward Holdings, Inc. (a)	1,274,617
Shares	Description	Value

	Building Products (Continued)
115,062	Janus International Group, Inc. (a)	$1,104,595
172,462	Masterbrand, Inc. (a)	2,178,195
		8,372,487
	Capital Markets — 1.3%
58,952	Acadian Asset Management, Inc.	2,835,591
13,084	Artisan Partners Asset Management, Inc., Class A	571,247
120,049	BGC Group, Inc., Class A	1,097,248
48,533	DigitalBridge Group, Inc.	574,145
33,123	Donnelley Financial Solutions, Inc. (a)	1,522,002
53,267	Perella Weinberg Partners	995,028
11,953	Virtus Investment Partners, Inc.	1,946,188
163,404	WisdomTree, Inc.	1,954,312
		11,495,761
	Chemicals — 1.9%
51,699	Avient Corp.	1,657,987
107,544	Chemours (The) Co.	1,440,014
64,821	Ecovyst, Inc. (a)	530,884
19,158	H.B. Fuller Co.	1,099,094
12,431	Hawkins, Inc.	1,763,337
63,233	Huntsman Corp.	523,569
30,866	Ingevity Corp. (a)	1,658,122
7,360	Innospec, Inc.	541,549
9,141	Minerals Technologies, Inc.	518,752
68,167	Olin Corp.	1,411,057
126,804	Perimeter Solutions, Inc. (a)	2,981,162
4,310	Quaker Chemical Corp.	598,616
59,521	Stepan Co.	2,580,235
		17,304,378
	Commercial Services & Supplies — 2.2%
24,623	ABM Industries, Inc.	1,058,789
21,831	Brady Corp., Class A	1,657,191
169,502	BrightView Holdings, Inc. (a)	2,088,265
4,859	Brink’s (The) Co.	540,126
36,030	Cimpress PLC (a)	2,493,636
55,806	CoreCivic, Inc. (a)	1,034,085
48,481	HNI Corp.	1,983,843
58,863	Interface, Inc.	1,465,689
96,026	MillerKnoll, Inc.	1,499,926
98,651	OPENLANE, Inc. (a)	2,606,359
99,532	Pitney Bowes, Inc.	983,376
13,585	UniFirst Corp.	2,096,845
		19,508,130
	Communications Equipment — 1.7%
87,594	Applied Optoelectronics, Inc. (a) (b)	3,114,843

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment (Continued)
183,407	CommScope Holding Co., Inc. (a)	$3,172,941
31,148	Digi International, Inc. (a)	1,142,509
109,992	Extreme Networks, Inc. (a)	2,092,048
111,558	Harmonic, Inc. (a)	1,193,670
65,950	NetScout Systems, Inc. (a)	1,833,410
77,520	Viasat, Inc. (a)	3,086,846
		15,636,267
	Construction & Engineering — 1.2%
10,514	Argan, Inc.	3,219,492
53,645	Centuri Holdings, Inc. (a)	1,083,092
5,847	Limbach Holdings, Inc. (a)	552,425
13,647	MYR Group, Inc. (a)	2,970,952
43,287	Tutor Perini Corp. (a)	2,915,812
		10,741,773
	Construction Materials — 0.2%
17,266	United States Lime & Minerals, Inc.	2,023,921
	Consumer Finance — 1.6%
40,727	Bread Financial Holdings, Inc.	2,551,547
8,545	Dave, Inc. (a)	2,044,989
19,735	Enova International, Inc. (a)	2,359,714
74,764	LendingClub Corp. (a)	1,300,146
172,724	Navient Corp.	2,112,415
13,587	Nelnet, Inc., Class A	1,753,402
87,737	PROG Holdings, Inc.	2,538,231
		14,660,444
	Consumer Staples Distribution & Retail — 1.0%
71,318	Andersons (The), Inc.	3,302,736
19,470	Chefs’ Warehouse (The), Inc. (a)	1,148,730
70,757	Grocery Outlet Holding Corp. (a)	963,003
9,371	PriceSmart, Inc.	1,077,103
15,094	United Natural Foods, Inc. (a)	568,289
31,603	Weis Markets, Inc.	2,001,734
		9,061,595
	Containers & Packaging — 0.4%
38,008	Greif, Inc., Class A	2,162,275
43,780	O-I Glass, Inc. (a)	494,276
29,390	TriMas Corp.	1,044,227
		3,700,778
	Diversified Consumer Services — 1.9%
193,965	Coursera, Inc. (a)	1,633,185
Shares	Description	Value

	Diversified Consumer Services (Continued)
2,411	Graham Holdings Co., Class B	$2,440,246
171,033	KinderCare Learning Cos., Inc. (a)	1,009,095
72,014	Laureate Education, Inc. (a)	2,090,566
319,604	Mister Car Wash, Inc. (a)	1,786,586
80,581	OneSpaWorld Holdings Ltd.	1,875,120
60,311	Perdoceo Education Corp.	1,915,477
26,408	Strategic Education, Inc.	2,006,480
81,003	Udemy, Inc. (a)	461,312
52,334	Universal Technical Institute, Inc. (a)	1,555,367
		16,773,434
	Diversified REITs — 0.3%
139,721	American Assets Trust, Inc.	2,670,068
	Diversified Telecommunication Services — 0.7%
78,020	Globalstar, Inc. (a)	4,245,068
10,855	IDT Corp., Class B	549,914
201,836	Liberty Latin America Ltd., Class C (a)	1,596,523
		6,391,505
	Electric Utilities — 0.4%
154,302	Hawaiian Electric Industries, Inc. (a)	1,792,989
27,709	Otter Tail Corp.	2,139,689
		3,932,678
	Electrical Equipment — 2.4%
47,804	American Superconductor Corp. (a)	2,831,431
36,202	Atkore, Inc.	2,506,989
20,108	EnerSys	2,536,825
113,908	Enovix Corp. (a) (b)	1,365,757
249,266	Eos Energy Enterprises, Inc. (a) (b)	3,995,734
487,407	Plug Power, Inc. (a) (b)	1,311,125
9,315	Powell Industries, Inc.	3,571,278
28,905	Power Solutions International, Inc. (a)	2,474,846
11,421	Vicor Corp. (a)	1,036,227
		21,630,212
	Electronic Equipment, Instruments & Components — 2.8%
117,482	Aeva Technologies, Inc. (a)	1,919,656
67,001	Arlo Technologies, Inc. (a)	1,295,799
16,106	Bel Fuse, Inc., Class B	2,480,163
29,460	Benchmark Electronics, Inc.	1,290,937
16,932	Crane NXT Co.	1,070,949
42,652	CTS Corp.	1,770,484
23,989	ePlus, Inc.	1,755,035

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
300,837	Evolv Technologies Holdings, Inc. (a)	$2,328,478
24,360	Knowles Corp. (a)	575,140
52,882	Napco Security Technologies, Inc.	2,334,740
76,655	nLight, Inc. (a)	2,530,382
62,975	Ouster, Inc. (a)	2,100,846
27,481	PC Connection, Inc.	1,675,517
7,849	Plexus Corp. (a)	1,098,075
37,113	Vishay Intertechnology, Inc.	630,179
		24,856,380
	Energy Equipment & Services — 4.4%
149,823	Atlas Energy Solutions, Inc. (b)	1,854,809
78,691	Bristow Group, Inc. (a)	3,202,724
238,985	Expro Group Holdings N.V. (a)	3,245,416
102,821	Helmerich & Payne, Inc.	2,700,079
153,137	Innovex International, Inc. (a)	3,073,460
46,078	Kodiak Gas Services, Inc.	1,699,357
230,077	Liberty Energy, Inc.	4,166,695
91,659	Oceaneering International, Inc. (a)	2,134,738
109,620	Patterson-UTI Energy, Inc.	687,317
596,459	RPC, Inc.	3,101,587
93,981	Seadrill Ltd. (a)	2,966,040
212,472	Select Water Solutions, Inc.	2,456,176
71,032	Solaris Energy Infrastructure, Inc.	3,781,033
42,590	Tidewater, Inc. (a)	2,154,628
46,572	Valaris Ltd. (a)	2,613,621
		39,837,680
	Entertainment — 0.4%
40,530	Cinemark Holdings, Inc.	1,094,715
12,552	Madison Square Garden Entertainment Corp. (a)	554,297
27,423	Sphere Entertainment Co. (a)	1,877,927
		3,526,939
	Financial Services — 1.8%
16,809	EVERTEC, Inc.	478,552
3,381	Federal Agricultural Mortgage Corp., Class C	536,362
125,812	Flywire Corp. (a)	1,675,816
215,087	Marqeta, Inc., Class A (a)	974,344
89,281	Merchants Bancorp	2,784,674
14,445	NCR Atleos Corp. (a)	533,021
74,052	NMI Holdings, Inc. (a)	2,697,714
55,669	Paymentus Holdings, Inc., Class A (a)	1,592,133
Shares	Description	Value

	Financial Services (Continued)
34,836	Remitly Global, Inc. (a)	$558,770
20,372	Walker & Dunlop, Inc.	1,628,130
284,270	Western Union (The) Co.	2,652,239
		16,111,755
	Food Products — 1.6%
174,047	Flowers Foods, Inc.	2,076,381
81,773	Fresh Del Monte Produce, Inc.	2,890,676
17,728	J & J Snack Foods Corp.	1,500,675
778	Seaboard Corp.	2,621,844
27,091	Tootsie Roll Industries, Inc.	956,041
112,386	TreeHouse Foods, Inc. (a)	2,045,425
46,735	Utz Brands, Inc.	492,120
41,396	Vital Farms, Inc. (a)	1,359,859
		13,943,021
	Gas Utilities — 0.6%
8,431	Chesapeake Utilities Corp.	1,073,098
127,531	MDU Resources Group, Inc.	2,446,045
50,552	Northwest Natural Holding Co.	2,301,632
		5,820,775
	Ground Transportation — 1.3%
40,635	ArcBest Corp.	3,019,993
334,018	Hertz Global Holdings, Inc. (a) (b)	1,713,513
213,069	Marten Transport Ltd.	2,183,957
107,341	Schneider National, Inc., Class B	2,293,877
86,296	Werner Enterprises, Inc.	2,260,955
		11,472,295
	Health Care Equipment & Supplies — 1.4%
195,265	Alphatec Holdings, Inc. (a)	3,708,083
40,233	Artivion, Inc. (a)	1,825,371
32,217	AtriCure, Inc. (a)	1,113,097
48,294	CONMED Corp.	2,124,936
55,752	Envista Holdings Corp. (a)	1,134,553
4,734	ICU Medical, Inc. (a)	568,506
6,489	LeMaitre Vascular, Inc.	562,012
37,296	Omnicell, Inc. (a)	1,252,027
19,281	QuidelOrtho Corp. (a)	520,394
		12,808,979
	Health Care Providers & Services — 3.8%
114,667	Acadia Healthcare Co., Inc. (a)	2,465,341
317,223	AdaptHealth Corp. (a)	2,851,835
9,625	Addus HomeCare Corp. (a)	1,125,066
130,162	Alignment Healthcare, Inc. (a)	2,194,531
214,276	Ardent Health, Inc. (a)	3,119,859
20,029	Astrana Health, Inc. (a)	625,105
96,047	BrightSpring Health Services, Inc. (a)	3,174,353

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
201,120	Brookdale Senior Living, Inc. (a)	$1,864,382
27,129	Concentra Group Holdings Parent, Inc.	540,410
21,082	GeneDx Holdings Corp. (a)	2,886,337
103,242	LifeStance Health Group, Inc. (a)	505,886
14,019	National HealthCare Corp.	1,674,429
41,356	PACS Group, Inc. (a)	499,581
101,701	Pediatrix Medical Group, Inc. (a)	1,725,866
61,277	Premier, Inc., Class A	1,723,109
68,413	Privia Health Group, Inc. (a)	1,662,436
52,772	Progyny, Inc. (a)	987,364
221,117	Select Medical Holdings Corp.	3,058,048
20,052	U.S. Physical Therapy, Inc.	1,729,886
		34,413,824
	Health Care REITs — 0.1%
7,143	National Health Investors, Inc.	532,225
	Health Care Technology — 0.3%
92,935	Certara, Inc. (a)	1,080,834
28,307	Schrodinger, Inc. (a)	595,579
146,916	Teladoc Health, Inc. (a)	1,267,885
		2,944,298
	Hotel & Resort REITs — 1.7%
236,398	Apple Hospitality REIT, Inc.	2,645,294
285,342	DiamondRock Hospitality Co.	2,231,374
204,993	Park Hotels & Resorts, Inc.	2,109,378
199,414	Pebblebrook Hotel Trust	2,085,870
394,326	RLJ Lodging Trust	2,681,417
121,202	Sunstone Hotel Investors, Inc.	1,072,638
165,548	Xenia Hotels & Resorts, Inc.	2,036,240
		14,862,211
	Hotels, Restaurants & Leisure — 2.3%
102,589	Accel Entertainment, Inc. (a)	1,045,382
20,785	Cheesecake Factory (The), Inc. (b)	1,035,093
38,663	Cracker Barrel Old Country Store, Inc.	1,302,943
62,536	Dave & Buster’s Entertainment, Inc. (a) (b)	918,654
72,613	First Watch Restaurant Group, Inc. (a)	1,197,388
210,828	Global Business Travel Group I (a) (b)	1,657,108
42,655	Marriott Vacations Worldwide Corp.	2,814,377
16,095	Monarch Casino & Resort, Inc.	1,449,677
11,793	Papa John’s International, Inc.	599,202
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
88,446	Penn Entertainment, Inc. (a)	$1,455,821
27,899	Red Rock Resorts, Inc., Class A	1,487,296
110,904	Rush Street Interactive, Inc. (a)	1,880,932
100,147	Sharplink Gaming, Inc. (a) (b)	1,386,034
21,967	United Parks & Resorts, Inc. (a)	1,063,203
123,980	Wendy’s (The) Co.	1,058,789
		20,351,899
	Household Durables — 2.2%
978	Cavco Industries, Inc. (a)	518,144
44,802	Century Communities, Inc.	2,661,239
14,870	Champion Homes, Inc. (a)	1,014,580
30,752	Green Brick Partners, Inc. (a)	1,990,885
82,725	La-Z-Boy, Inc.	2,622,383
319,724	Leggett & Platt, Inc.	2,986,222
54,905	LGI Homes, Inc. (a)	2,240,673
19,657	M/I Homes, Inc. (a)	2,460,860
108,365	Newell Brands, Inc.	368,441
83,578	Tri Pointe Homes, Inc. (a)	2,661,959
		19,525,386
	Household Products — 0.7%
76,915	Central Garden & Pet Co., Class A (a)	2,139,006
45,627	Energizer Holdings, Inc.	1,059,915
54,048	Spectrum Brands Holdings, Inc.	2,912,107
		6,111,028
	Industrial REITs — 0.6%
52,989	Innovative Industrial Properties, Inc.	2,657,398
253,496	LXP Industrial Trust	2,405,677
		5,063,075
	Insurance — 2.9%
53,488	Brighthouse Financial, Inc. (a)	3,052,560
43,072	CNO Financial Group, Inc.	1,723,741
66,836	Employers Holdings, Inc.	2,548,457
127,602	Genworth Financial, Inc. (a)	1,076,961
114,482	Hamilton Insurance Group Ltd., Class B (a)	2,709,789
5,917	HCI Group, Inc.	1,207,127
25,141	Horace Mann Educators Corp.	1,124,054
42,431	Lemonade, Inc. (a)	2,549,254
89,989	Oscar Health, Inc., Class A (a)	1,619,802
4,864	Palomar Holdings, Inc. (a)	554,545
12,688	Root, Inc., Class A (a)	1,021,638
32,131	Safety Insurance Group, Inc.	2,208,364
94,168	SiriusPoint Ltd. (a)	1,713,857
11,940	Skyward Specialty Insurance Group, Inc. (a)	544,345

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
23,234	Stewart Information Services Corp.	$1,586,185
26,240	Trupanion, Inc. (a)	1,049,338
		26,290,017
	Interactive Media & Services — 1.0%
45,756	Cargurus, Inc. (a)	1,606,951
547,306	fuboTV, Inc., Class A (a)	2,068,817
16,667	IAC, Inc. (a)	537,011
34,922	TripAdvisor, Inc. (a)	560,847
18,200	Yelp, Inc. (a)	600,236
74,518	Ziff Davis, Inc. (a)	2,526,160
104,093	ZoomInfo Technologies, Inc. (a)	1,167,923
		9,067,945
	IT Services — 1.2%
74,258	Applied Digital Corp. (a) (b)	2,573,782
59,961	ASGN, Inc. (a)	2,683,855
87,090	BigBear.ai Holdings, Inc. (a)	602,663
16,623	DigitalOcean Holdings, Inc. (a)	675,891
208,301	DXC Technology Co. (a)	2,957,874
199,238	Fastly, Inc., Class A (a)	1,651,683
		11,145,748
	Leisure Products — 0.4%
252,369	Peloton Interactive, Inc., Class A (a)	1,832,199
51,341	YETI Holdings, Inc. (a)	1,745,081
		3,577,280
	Life Sciences Tools & Services — 0.4%
189,782	Adaptive Biotechnologies Corp. (a)	3,294,616
19,771	Azenta, Inc. (a)	597,084
		3,891,700
	Machinery — 3.6%
2,974	Alamo Group, Inc.	531,513
31,961	Albany International Corp., Class A	1,808,353
37,780	Atmus Filtration Technologies, Inc.	1,718,234
49,334	Blue Bird Corp. (a)	2,464,727
55,452	CECO Environmental Corp. (a)	2,711,048
36,705	Gorman-Rupp (The) Co.	1,650,624
61,493	Greenbrier (The) Cos., Inc.	2,568,563
10,893	Helios Technologies, Inc.	603,037
21,000	Hillenbrand, Inc.	663,600
123,710	Hillman Solutions Corp. (a)	1,140,606
108,520	Kennametal, Inc.	2,382,014
8,079	Lindsay Corp.	898,708
737,441	Microvast Holdings, Inc. (a) (b)	4,019,053
Shares	Description	Value

	Machinery (Continued)
11,350	Proto Labs, Inc. (a)	$564,776
50,099	REV Group, Inc.	2,568,576
10,718	Standex International Corp.	2,499,759
14,009	Tennant Co.	1,120,720
33,206	Terex Corp.	1,528,140
20,466	Worthington Enterprises, Inc.	1,147,938
		32,589,989
	Marine Transportation — 0.3%
28,798	Matson, Inc.	2,907,158
	Media — 0.3%
28,061	John Wiley & Sons, Inc., Class A	1,034,609
52,142	Magnite, Inc. (a)	932,299
201,716	Stagwell, Inc. (a)	958,151
		2,925,059
	Metals & Mining — 1.3%
3,460	Alpha Metallurgical Resources, Inc. (a)	599,479
38,681	Century Aluminum Co. (a)	1,145,731
180,982	Ivanhoe Electric, Inc. (a)	2,676,724
29,436	Kaiser Aluminum Corp.	2,664,841
17,846	Warrior Met Coal, Inc.	1,210,673
93,424	Worthington Steel, Inc.	2,988,634
		11,286,082
	Mortgage REITs — 0.9%
56,054	Apollo Commercial Real Estate Finance, Inc.	548,769
186,021	Arbor Realty Trust, Inc. (b)	1,876,952
214,762	Chimera Investment Corp.	2,740,363
43,746	Ellington Financial, Inc.	582,697
208,187	Ladder Capital Corp.	2,200,536
		7,949,317
	Multi-Utilities — 0.3%
60,072	Avista Corp.	2,285,740
	Office REITs — 0.6%
72,939	Douglas Emmett, Inc.	943,831
99,054	Easterly Government Properties, Inc.	2,141,548
71,380	Highwoods Properties, Inc.	2,043,609
25,521	JBG SMITH Properties	497,404
		5,626,392
	Oil, Gas & Consumable Fuels — 3.3%
49,098	BKV Corp. (a)	1,158,222
93,342	Calumet, Inc. (a) (b)	1,825,770
87,359	Civitas Resources, Inc.	2,518,560
318,290	Crescent Energy Co., Class A	2,683,185
76,219	Dorian LPG Ltd.	2,198,918
3,137	Gulfport Energy Corp. (a)	583,513

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
61,614	International Seaways, Inc.	$3,156,485
1,368,264	Kosmos Energy Ltd. (a)	2,148,174
99,934	Murphy Oil Corp.	2,828,132
114,482	Northern Oil & Gas, Inc.	2,533,487
16,031	Par Pacific Holdings, Inc. (a)	640,919
107,057	Peabody Energy Corp.	2,935,503
113,702	SM Energy Co.	2,375,235
236,842	Talos Energy, Inc. (a)	2,323,420
		29,909,523
	Paper & Forest Products — 0.3%
64,204	Sylvamo Corp.	2,606,682
	Passenger Airlines — 0.3%
257,227	Frontier Group Holdings, Inc. (a) (b)	992,896
461,651	JetBlue Airways Corp. (a)	1,938,934
		2,931,830
	Personal Care Products — 0.3%
139,448	Edgewell Personal Care Co.	2,703,897
	Pharmaceuticals — 3.4%
226,906	Amneal Pharmaceuticals, Inc. (a)	2,455,123
106,535	Amphastar Pharmaceuticals, Inc. (a)	2,716,642
30,995	ANI Pharmaceuticals, Inc. (a)	2,808,147
185,930	Avadel Pharmaceuticals PLC (a)	3,512,218
103,017	Harmony Biosciences Holdings, Inc. (a)	2,943,196
47,142	Harrow, Inc. (a) (b)	1,780,553
62,227	Innoviva, Inc. (a)	1,132,531
16,028	Ligand Pharmaceuticals, Inc. (a)	3,066,317
124,852	Liquidia Corp. (a)	3,041,395
97,147	Ocular Therapeutix, Inc. (a)	1,132,734
212,671	Organon & Co.	1,435,529
66,104	Pacira BioSciences, Inc. (a)	1,413,303
11,882	Supernus Pharmaceuticals, Inc. (a)	655,055
38,218	Tarsus Pharmaceuticals, Inc. (a)	2,629,781
		30,722,524
	Professional Services — 2.8%
38,435	Barrett Business Services, Inc.	1,555,464
61,520	Concentrix Corp.	2,479,871
10,892	CRA International, Inc.	2,074,817
17,640	CSG Systems International, Inc.	1,380,683
36,896	First Advantage Corp. (a) (b)	465,996
11,607	Huron Consulting Group, Inc. (a)	1,908,655
24,475	ICF International, Inc.	1,964,853
36,839	Innodata, Inc. (a)	2,748,558
Shares	Description	Value

	Professional Services (Continued)
164,113	Legalzoom.com, Inc. (a)	$1,636,207
14,982	ManpowerGroup, Inc.	459,348
218,733	Planet Labs PBC (a)	2,941,959
8,489	TriNet Group, Inc.	509,340
122,312	Upwork, Inc. (a)	1,949,653
29,364	Willdan Group, Inc. (a)	2,775,192
		24,850,596
	Real Estate Management & Development — 0.5%
106,775	Forestar Group, Inc. (a)	2,777,218
68,249	Kennedy-Wilson Holdings, Inc.	515,963
30,447	Newmark Group, Inc., Class A	542,870
11,476	St. Joe (The) Co.	651,607
		4,487,658
	Retail REITs — 0.2%
62,882	NETSTREIT Corp. (b)	1,170,863
16,779	Tanger, Inc.	546,324
		1,717,187
	Semiconductors & Semiconductor Equipment — 1.8%
72,557	ACM Research, Inc., Class A (a)	3,008,213
27,525	Ambarella, Inc. (a)	2,345,956
11,631	Axcelis Technologies, Inc. (a)	925,362
32,014	Diodes, Inc. (a)	1,708,267
15,591	FormFactor, Inc. (a)	856,725
157,293	Navitas Semiconductor Corp. (a) (b)	2,117,164
123,710	Photronics, Inc. (a)	2,956,669
14,121	Power Integrations, Inc.	591,529
8,310	Synaptics, Inc. (a)	589,511
37,321	Veeco Instruments, Inc. (a)	1,072,979
		16,172,375
	Software — 3.0%
31,286	A10 Networks, Inc.	558,142
101,398	Adeia, Inc.	1,727,822
5,396	Agilysys, Inc. (a)	676,982
18,574	Appian Corp., Class A (a)	555,920
42,502	Asana, Inc., Class A (a)	597,153
10,693	BlackLine, Inc. (a)	612,174
135,305	Cipher Mining, Inc. (a)	2,523,438
195,803	Cleanspark, Inc. (a)	3,485,293
51,033	Clear Secure, Inc., Class A	1,554,976
20,922	LiveRamp Holdings, Inc. (a)	572,007
79,416	NextNav, Inc. (a)	1,060,204
34,372	PagerDuty, Inc. (a)	552,014
101,519	Porch Group, Inc. (a)	1,527,861
40,072	RingCentral, Inc., Class A (a)	1,206,969
73,553	Sprinklr, Inc., Class A (a)	567,829
248,612	Terawulf, Inc. (a) (b)	3,853,486

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
19,790	Workiva, Inc. (a)	$1,682,348
199,940	Yext, Inc. (a)	1,693,492
85,732	Zeta Global Holdings Corp., Class A (a)	1,542,319
		26,550,429
	Specialized REITs — 0.6%
30,995	Outfront Media, Inc.	548,302
13,935	PotlatchDeltic Corp.	557,400
106,976	Rayonier, Inc.	2,360,960
146,631	Safehold, Inc.	2,115,885
		5,582,547
	Specialty Retail — 2.1%
56,760	Academy Sports & Outdoors, Inc.	2,718,236
132,748	American Eagle Outfitters, Inc.	2,218,219
19,360	Buckle (The), Inc.	1,060,928
77,811	National Vision Holdings, Inc. (a)	2,003,633
139,516	Sally Beauty Holdings, Inc. (a)	2,108,087
11,840	Signet Jewelers Ltd.	1,170,384
14,925	Sonic Automotive, Inc., Class A	948,185
96,120	Upbound Group, Inc.	1,862,806
62,767	Victoria’s Secret & Co. (a)	2,212,537
82,353	Warby Parker, Inc., Class A (a)	1,613,295
2,282	Winmark Corp.	920,034
		18,836,344
	Technology Hardware, Storage & Peripherals — 0.4%
54,547	CompoSecure, Inc., Class A (a)	1,083,303
29,870	Diebold Nixdorf, Inc. (a)	1,766,811
30,844	Quantum Computing, Inc. (a)	515,403
		3,365,517
	Textiles, Apparel & Luxury Goods — 1.4%
43,429	Columbia Sportswear Co.	2,155,381
106,695	G-III Apparel Group Ltd. (a)	2,864,761
14,237	Kontoor Brands, Inc.	1,152,058
24,371	Levi Strauss & Co., Class A	494,244
33,893	PVH Corp.	2,654,839
16,960	Steven Madden Ltd.	575,114
455,173	Under Armour, Inc., Class A (a) (b)	2,098,347
20,694	Wolverine World Wide, Inc.	469,754
		12,464,498
	Tobacco — 0.5%
22,975	Turning Point Brands, Inc.	2,065,452
50,817	Universal Corp.	2,575,406
		4,640,858
Shares	Description	Value

	Trading Companies & Distributors — 1.7%
36,720	Boise Cascade Co.	$2,588,393
442,235	Custom Truck One Source, Inc. (a)	2,604,764
56,631	Distribution Solutions Group, Inc. (a)	1,548,291
111,704	DNOW, Inc. (a)	1,642,049
23,844	DXP Enterprises, Inc. (a)	2,852,935
30,970	Global Industrial Co.	880,167
4,841	McGrath RentCorp	520,117
4,141	Willis Lease Finance Corp.	531,622
52,124	Xometry, Inc., Class A (a)	2,537,918
		15,706,256
	Wireless Telecommunication Services — 0.1%
132,207	Gogo, Inc. (a)	1,203,084
	Total Common Stocks	898,338,877
	(Cost $798,604,838)
MONEY MARKET FUNDS — 0.2%
1,637,236	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (c)	1,637,236
	(Cost $1,637,236)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.1%
$27,820,235	Mizuho Financial Group, Inc., 4.16% (c), dated 10/31/25, due 11/03/25, with a maturity value of $27,829,879. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.63%, due 06/15/26 to 02/15/35. The value of the collateral including accrued interest is $28,376,646. (d)	27,820,235
	(Cost $27,820,235)

	Total Investments — 103.1%	927,796,348
	(Cost $828,062,309)
	Net Other Assets and Liabilities — (3.1)%	(27,978,550)
	Net Assets — 100.0%	$899,817,798

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $27,641,215 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $27,820,235.

(c)	Rate shown reflects yield as of October 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$898,338,877	$898,338,877	$—	$—
Money Market Funds	1,637,236	1,637,236	—	—
Repurchase Agreements	27,820,235	—	27,820,235	—
Total Investments	$927,796,348	$899,976,113	$27,820,235	$—

*	See Portfolio of Investments for industry breakout.

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 0.3%
5,901	General Dynamics Corp.	$2,035,255
3,302	Northrop Grumman Corp.	1,926,552
		3,961,807
	Air Freight & Logistics — 2.0%
16,415	Expeditors International of Washington, Inc.	2,000,989
43,821	FedEx Corp.	11,122,646
98,967	United Parcel Service, Inc., Class B	9,542,398
		22,666,033
	Automobile Components — 0.7%
95,879	Aptiv PLC (a)	7,775,787
	Automobiles — 2.0%
863,992	Ford Motor Co.	11,344,215
169,482	General Motors Co.	11,709,511
		23,053,726
	Banks — 5.3%
80,119	Bank of America Corp.	4,282,361
59,477	Citigroup, Inc.	6,020,857
113,560	Citizens Financial Group, Inc.	5,776,797
135,507	Fifth Third Bancorp	5,639,801
478,672	Huntington Bancshares, Inc.	7,390,696
41,831	M&T Bank Corp.	7,691,466
20,571	PNC Financial Services Group (The), Inc.	3,755,236
228,929	Regions Financial Corp.	5,540,082
180,811	Truist Financial Corp.	8,069,595
124,908	U.S. Bancorp	5,830,705
		59,997,596
	Beverages — 0.4%
162,028	Keurig Dr Pepper, Inc.	4,400,680
	Biotechnology — 2.5%
73,767	Biogen, Inc. (a)	11,380,035
48,736	Incyte Corp. (a)	4,555,841
18,378	Regeneron Pharmaceuticals, Inc.	11,978,781
		27,914,657
	Building Products — 0.9%
12,565	Carlisle Cos., Inc.	4,084,253
69,235	Carrier Global Corp.	4,118,790
28,588	Masco Corp.	1,851,359
		10,054,402
	Capital Markets — 1.9%
37,935	Bank of New York Mellon (The) Corp.	4,094,325
32,094	Carlyle Group (The), Inc.	1,711,252
Shares	Description	Value

	Capital Markets (Continued)
52,037	State Street Corp.	$6,018,599
100,676	T. Rowe Price Group, Inc.	10,322,310
		22,146,486
	Chemicals — 2.8%
115,199	CF Industries Holdings, Inc.	9,594,925
29,754	Corteva, Inc.	1,828,086
360,517	Dow, Inc.	8,598,330
123,101	LyondellBasell Industries N.V., Class A	5,714,348
39,324	PPG Industries, Inc.	3,843,921
17,071	RPM International, Inc.	1,865,519
		31,445,129
	Construction Materials — 0.4%
34,473	CRH PLC	4,105,734
	Consumer Finance — 0.8%
116,351	Synchrony Financial	8,654,187
	Consumer Staples Distribution & Retail — 2.1%
39,994	Dollar General Corp.	3,945,808
89,554	Kroger (The) Co.	5,698,321
19,342	Performance Food Group Co. (a)	1,871,145
24,439	Sysco Corp.	1,815,329
115,199	Target Corp.	10,681,251
		24,011,854
	Containers & Packaging — 1.6%
81,978	Ball Corp.	3,852,966
43,368	International Paper Co.	1,675,739
27,701	Packaging Corp. of America	5,422,748
194,189	Smurfit WestRock PLC	7,169,458
		18,120,911
	Diversified Telecommunication Services — 1.6%
365,911	AT&T, Inc.	9,056,297
235,115	Verizon Communications, Inc.	9,343,470
		18,399,767
	Electric Utilities — 8.5%
89,554	Alliant Energy Corp.	5,983,998
73,481	American Electric Power Co., Inc.	8,836,825
66,801	Duke Energy Corp.	8,303,364
186,927	Edison International	10,352,017
44,353	Entergy Corp.	4,261,880
108,744	Evergy, Inc.	8,352,627
116,203	Eversource Energy	8,576,943
183,663	Exelon Corp.	8,470,538
131,751	FirstEnergy Corp.	6,038,148
26,656	NextEra Energy, Inc.	2,169,798
685,234	PG&E Corp.	10,936,335

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
111,230	PPL Corp.	$4,062,120
43,615	Southern (The) Co.	4,101,555
74,852	Xcel Energy, Inc.	6,075,737
		96,521,885
	Electronic Equipment, Instruments & Components — 0.3%
12,633	CDW Corp.	2,013,321
3,434	Teledyne Technologies, Inc. (a)	1,809,100
		3,822,421
	Energy Equipment & Services — 2.7%
169,677	Baker Hughes Co.	8,214,064
420,054	Halliburton Co.	11,274,249
300,649	SLB Ltd.	10,841,403
		30,329,716
	Entertainment — 0.8%
423,281	Warner Bros. Discovery, Inc. (a)	9,502,658
	Financial Services — 2.8%
16,443	Berkshire Hathaway, Inc., Class B (a)	7,852,190
114,386	Block, Inc. (a)	8,686,473
124,378	Global Payments, Inc.	9,671,633
90,021	PayPal Holdings, Inc. (a)	6,235,755
		32,446,051
	Food Products — 3.4%
101,052	Archer-Daniels-Midland Co.	6,116,678
204,945	General Mills, Inc.	9,552,486
10,758	Hershey (The) Co.	1,824,880
334,142	Hormel Foods Corp.	7,214,126
30,074	McCormick & Co., Inc.	1,929,548
32,212	Mondelez International, Inc., Class A	1,850,901
190,301	Tyson Foods, Inc., Class A	9,783,374
		38,271,993
	Gas Utilities — 0.4%
24,207	Atmos Energy Corp.	4,156,826
	Ground Transportation — 0.7%
116,399	CSX Corp.	4,192,692
14,294	Old Dominion Freight Line, Inc.	2,007,163
8,513	Union Pacific Corp.	1,876,010
		8,075,865
	Health Care Equipment & Supplies — 2.2%
22,083	Becton Dickinson & Co.	3,946,453
80,384	GE HealthCare Technologies, Inc.	6,024,781
29,816	Hologic, Inc. (a)	2,203,701
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
43,399	Medtronic PLC	$3,936,289
83,926	Zimmer Biomet Holdings, Inc.	8,439,598
		24,550,822
	Health Care Providers & Services — 4.6%
28,678	Cigna Group (The)	7,009,190
109,652	CVS Health Corp.	8,569,304
25,584	Elevance Health, Inc.	8,115,245
9,698	HCA Healthcare, Inc.	4,457,977
23,204	Humana, Inc.	6,455,121
7,010	Labcorp Holdings, Inc.	1,780,260
21,689	Quest Diagnostics, Inc.	3,816,179
29,733	Tenet Healthcare Corp. (a)	6,139,567
17,483	UnitedHealth Group, Inc.	5,971,493
		52,314,336
	Household Durables — 3.0%
60,975	D.R. Horton, Inc.	9,090,153
81,984	Lennar Corp., Class A	10,147,160
751	NVR, Inc. (a)	5,415,326
78,206	PulteGroup, Inc.	9,374,553
		34,027,192
	Household Products — 1.2%
67,046	Clorox (The) Co.	7,539,993
33,242	Kimberly-Clark Corp.	3,979,400
13,096	Procter & Gamble (The) Co.	1,969,246
		13,488,639
	Industrial Conglomerates — 0.2%
12,967	3M Co.	2,159,006
	Insurance — 7.5%
38,513	Allstate (The) Corp.	7,376,010
131,568	American International Group, Inc.	10,388,609
113,891	Arch Capital Group Ltd.	9,829,932
29,289	Chubb Ltd.	8,111,296
52,287	Cincinnati Financial Corp.	8,083,047
68,331	Fidelity National Financial, Inc.	3,774,605
61,974	Hartford Insurance Group (The), Inc.	7,695,931
60,134	Loews Corp.	5,986,941
5,406	Markel Group, Inc. (a)	10,674,309
24,430	MetLife, Inc.	1,950,003
24,271	Principal Financial Group, Inc.	2,039,735
19,397	Prudential Financial, Inc.	2,017,288
21,621	Travelers (The) Cos., Inc.	5,807,833
26,263	W.R. Berkley Corp.	1,873,602
		85,609,141

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 1.4%
16,761	Accenture PLC, Class A	$4,191,926
154,067	Cognizant Technology Solutions Corp., Class A	11,228,403
		15,420,329
	Life Sciences Tools & Services — 1.3%
87,045	Illumina, Inc. (a)	10,753,539
10,595	IQVIA Holdings, Inc. (a)	2,293,394
4,149	Thermo Fisher Scientific, Inc.	2,354,101
		15,401,034
	Machinery — 3.2%
9,786	Cummins, Inc.	4,283,136
61,939	Dover Corp.	11,239,451
168,742	Fortive Corp.	8,494,472
61,400	PACCAR, Inc.	6,041,760
17,421	Snap-on, Inc.	5,845,617
		35,904,436
	Media — 2.4%
30,049	Charter Communications, Inc., Class A (a)	7,026,658
328,877	Comcast Corp., Class A	9,154,292
163,865	Fox Corp., Class A	10,593,872
		26,774,822
	Metals & Mining — 2.1%
51,308	Freeport-McMoRan, Inc.	2,139,544
61,040	Nucor Corp.	9,159,052
21,496	Reliance, Inc.	6,071,115
43,297	Steel Dynamics, Inc.	6,788,969
		24,158,680
	Multi-Utilities — 3.9%
39,599	Ameren Corp.	4,039,890
106,529	CenterPoint Energy, Inc.	4,073,669
56,420	CMS Energy Corp.	4,149,691
82,239	Consolidated Edison, Inc.	8,010,901
67,571	Dominion Energy, Inc.	3,965,742
42,684	DTE Energy Co.	5,785,389
95,458	NiSource, Inc.	4,019,736
67,091	Sempra	6,168,347
36,071	WEC Energy Group, Inc.	4,030,213
		44,243,578
	Oil, Gas & Consumable Fuels — 10.2%
25,691	Cheniere Energy, Inc.	5,446,492
53,233	Chevron Corp.	8,395,909
109,244	ConocoPhillips	9,707,422
436,928	Coterra Energy, Inc.	10,337,716
294,733	Devon Energy Corp.	9,575,875
72,211	Diamondback Energy, Inc.	10,339,893
92,163	EOG Resources, Inc.	9,754,532
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
151,877	EQT Corp.	$8,137,570
56,822	Expand Energy Corp.	5,870,281
91,649	Exxon Mobil Corp.	10,480,980
213,241	Kinder Morgan, Inc.	5,584,782
10,440	Marathon Petroleum Corp.	2,034,860
218,695	Occidental Petroleum Corp.	9,010,234
113,288	ONEOK, Inc.	7,590,296
30,387	Phillips 66	4,136,886
		116,403,728
	Passenger Airlines — 2.3%
182,085	Delta Air Lines, Inc.	10,448,038
189,184	Southwest Airlines Co.	5,732,275
107,082	United Airlines Holdings, Inc. (a)	10,069,991
		26,250,304
	Personal Care Products — 0.3%
254,672	Kenvue, Inc.	3,659,637
	Pharmaceuticals — 2.5%
133,855	Bristol-Myers Squibb Co.	6,166,700
22,292	Johnson & Johnson	4,210,290
98,495	Merck & Co., Inc.	8,468,600
405,547	Pfizer, Inc.	9,996,734
		28,842,324
	Professional Services — 0.4%
21,874	Leidos Holdings, Inc.	4,166,341
	Residential REITs — 1.3%
31,251	AvalonBay Communities, Inc.	5,435,174
93,261	Equity Residential	5,543,434
29,581	Mid-America Apartment Communities, Inc.	3,793,171
		14,771,779
	Semiconductors & Semiconductor Equipment — 1.6%
9,829	Applied Materials, Inc.	2,291,140
36,080	Micron Technology, Inc.	8,073,622
8,836	NXP Semiconductors N.V.	1,847,784
36,288	QUALCOMM, Inc.	6,564,499
		18,777,045
	Software — 0.4%
50,101	Zoom Communications, Inc. (a)	4,370,310
	Specialty Retail — 0.9%
8,007	Lowe’s Cos., Inc.	1,906,707
13,204	Ross Stores, Inc.	2,098,380
7,560	Ulta Beauty, Inc. (a)	3,930,293
10,295	Williams-Sonoma, Inc.	2,000,730
		9,936,110

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 1.4%
336,591	Hewlett Packard Enterprise Co.	$8,219,552
221,698	HP, Inc.	6,134,384
16,987	NetApp, Inc.	2,000,729
		16,354,665
	Textiles, Apparel & Luxury Goods — 0.4%
59,552	Deckers Outdoor Corp. (a)	4,853,488
	Trading Companies & Distributors — 0.2%
8,960	Ferguson Enterprises, Inc.	2,226,560
	Water Utilities — 0.2%
14,457	American Water Works Co., Inc.	1,856,713
	Total Common Stocks	1,136,357,190
	(Cost $1,075,452,789)
MONEY MARKET FUNDS — 0.2%
2,323,189	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (b)	2,323,189
	(Cost $2,323,189)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$2,755	Daiwa Capital Markets America, Inc., 4.14% (b), dated 10/31/25, due 11/03/25, with a maturity value of $2,756. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 02/15/26 to 08/15/54. The value of the collateral including accrued interest is $2,810. (c)	2,755
	(Cost $2,755)

	Total Investments — 100.2%	1,138,683,134
	(Cost $1,077,778,733)
	Net Other Assets and Liabilities — (0.2)%	(1,723,317)
	Net Assets — 100.0%	$1,136,959,817

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2025.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,136,357,190	$1,136,357,190	$—	$—
Money Market Funds	2,323,189	2,323,189	—	—
Repurchase Agreements	2,755	—	2,755	—
Total Investments	$1,138,683,134	$1,138,680,379	$2,755	$—

*	See Portfolio of Investments for industry breakout.

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 6.2%
9,255	Axon Enterprise, Inc. (a)	$6,776,789
30,774	Boeing (The) Co. (a)	6,186,189
20,939	Curtiss-Wright Corp.	12,473,990
22,079	General Electric Co.	6,821,307
14,087	HEICO Corp.	4,476,426
46,348	Howmet Aerospace, Inc.	9,545,371
237,294	Rocket Lab Corp. (a)	14,944,776
67,943	RTX Corp.	12,127,826
26,282	Woodward, Inc.	6,888,775
		80,241,449
	Automobiles — 1.0%
452,437	Rivian Automotive, Inc., Class A (a) (b)	6,139,570
14,935	Tesla, Inc. (a)	6,818,724
		12,958,294
	Banks — 1.6%
1,238	First Citizens BancShares, Inc., Class A	2,259,127
28,834	JPMorgan Chase & Co.	8,970,834
108,506	Wells Fargo & Co.	9,436,767
		20,666,728
	Beverages — 0.3%
67,560	Monster Beverage Corp. (a)	4,515,035
	Biotechnology — 2.2%
14,565	Alnylam Pharmaceuticals, Inc. (a)	6,642,223
7,845	Amgen, Inc.	2,341,183
40,969	Gilead Sciences, Inc.	4,907,677
46,120	Insmed, Inc. (a)	8,744,352
28,251	Natera, Inc. (a)	5,619,971
		28,255,406
	Broadline Retail — 2.2%
30,249	Amazon.com, Inc. (a)	7,387,411
353,068	Coupang, Inc. (a)	11,287,584
125,001	eBay, Inc.	10,163,831
		28,838,826
	Building Products — 1.7%
51,283	Allegion PLC	8,501,183
60,408	Johnson Controls International PLC	6,910,071
15,740	Trane Technologies PLC	7,061,751
		22,473,005
	Capital Markets — 7.8%
13,846	Ares Management Corp., Class A	2,059,039
3,901	Blackrock, Inc.	4,224,042
38,875	Blackstone, Inc.	5,700,630
27,081	Cboe Global Markets, Inc.	6,652,177
47,633	Charles Schwab (The) Corp.	4,502,271
Shares	Description	Value

	Capital Markets (Continued)
8,194	CME Group, Inc.	$2,175,425
26,949	Coinbase Global, Inc., Class A (a)	9,264,527
14,276	Goldman Sachs Group (The), Inc.	11,269,046
165,220	Interactive Brokers Group, Inc., Class A	11,624,879
19,964	LPL Financial Holdings, Inc.	7,532,617
57,216	Morgan Stanley	9,383,424
75,090	Nasdaq, Inc.	6,419,444
67,570	Northern Trust Corp.	8,694,232
79,402	Robinhood Markets, Inc., Class A (a)	11,654,625
		101,156,378
	Chemicals — 0.2%
8,084	Ecolab, Inc.	2,072,738
2,629	Solstice Advanced Materials, Inc. (a)	118,489
		2,191,227
	Commercial Services & Supplies — 0.8%
9,648	Republic Services, Inc.	2,009,100
77,417	Rollins, Inc.	4,459,993
20,592	Waste Management, Inc.	4,113,664
		10,582,757
	Communications Equipment — 2.0%
78,023	Arista Networks, Inc. (a)	12,303,447
66,465	Cisco Systems, Inc.	4,859,256
28,141	F5, Inc. (a)	7,121,080
4,841	Motorola Solutions, Inc.	1,968,883
		26,252,666
	Construction & Engineering — 4.5%
264,622	API Group Corp. (a)	9,743,382
13,778	Comfort Systems USA, Inc.	13,303,761
17,503	EMCOR Group, Inc.	11,828,178
53,423	MasTec, Inc. (a)	10,906,840
27,433	Quanta Services, Inc.	12,320,983
		58,103,144
	Construction Materials — 1.0%
10,538	Martin Marietta Materials, Inc.	6,460,848
21,590	Vulcan Materials Co.	6,250,305
		12,711,153
	Consumer Finance — 1.8%
27,381	American Express Co.	9,877,148
430,310	SoFi Technologies, Inc. (a)	12,771,601
		22,648,749

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 1.2%
4,913	Costco Wholesale Corp.	$4,477,954
20,349	Sprouts Farmers Market, Inc. (a)	1,606,757
88,250	Walmart, Inc.	8,929,135
		15,013,846
	Electric Utilities — 0.8%
27,639	Constellation Energy Corp.	10,419,903
	Electrical Equipment — 4.0%
11,776	AMETEK, Inc.	2,380,047
17,747	Eaton Corp. PLC	6,771,545
34,667	Emerson Electric Co.	4,838,473
18,489	GE Vernova, Inc.	10,818,654
10,567	Hubbell, Inc.	4,966,490
19,002	Rockwell Automation, Inc.	6,999,577
75,360	Vertiv Holdings Co., Class A	14,533,930
		51,308,716
	Electronic Equipment, Instruments & Components — 1.9%
91,869	Amphenol Corp., Class A	12,801,026
84,432	Coherent Corp. (a)	11,141,647
		23,942,673
	Entertainment — 3.3%
45,091	Electronic Arts, Inc.	9,020,906
21,195	Liberty Media Corp.-Liberty Formula One, Class C (a)	2,116,321
55,661	Live Nation Entertainment, Inc. (a)	8,322,989
3,793	Netflix, Inc. (a)	4,243,836
82,074	ROBLOX Corp., Class A (a)	9,333,455
17,601	Take-Two Interactive Software, Inc. (a)	4,512,368
39,717	Walt Disney (The) Co.	4,472,929
		42,022,804
	Financial Services — 1.7%
124,453	Affirm Holdings, Inc. (a)	8,945,682
7,994	Mastercard, Inc., Class A	4,412,608
181,917	Toast, Inc., Class A (a)	6,574,480
6,485	Visa, Inc., Class A	2,209,699
		22,142,469
	Ground Transportation — 0.7%
92,834	Uber Technologies, Inc. (a)	8,958,481
	Health Care Equipment & Supplies — 2.2%
16,529	Abbott Laboratories	2,043,315
22,677	Boston Scientific Corp. (a)	2,284,027
28,468	Edwards Lifesciences Corp. (a)	2,347,187
10,396	IDEXX Laboratories, Inc. (a)	6,544,386
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
21,513	Insulet Corp. (a)	$6,733,784
16,613	ResMed, Inc.	4,101,418
8,947	STERIS PLC	2,108,808
5,989	Stryker Corp.	2,133,521
		28,296,446
	Health Care Providers & Services — 0.7%
200,437	Hims & Hers Health, Inc. (a)	9,111,866
	Health Care REITs — 0.9%
31,632	Ventas, Inc.	2,334,125
51,055	Welltower, Inc.	9,242,997
		11,577,122
	Health Care Technology — 0.5%
22,295	Veeva Systems, Inc., Class A (a)	6,492,304
	Hotels, Restaurants & Leisure — 6.5%
18,234	Airbnb, Inc., Class A (a)	2,307,330
842	Booking Holdings, Inc.	4,275,457
314,598	Carnival Corp. (a)	9,069,860
23,888	Darden Restaurants, Inc.	4,303,423
5,129	Domino’s Pizza, Inc.	2,043,701
33,439	DoorDash, Inc., Class A (a)	8,505,879
121,591	DraftKings, Inc., Class A (a)	3,719,469
53,187	Expedia Group, Inc.	11,701,140
26,149	Flutter Entertainment PLC (a)	6,081,996
17,528	Hilton Worldwide Holdings, Inc.	4,503,995
169,084	Las Vegas Sands Corp.	10,035,136
17,461	Marriott International, Inc., Class A	4,549,987
28,107	Royal Caribbean Cruises Ltd.	8,061,931
29,918	Yum! Brands, Inc.	4,134,967
		83,294,271
	Household Durables — 0.6%
36,938	Garmin Ltd.	7,902,516
	Independent Power and Renewable Electricity Producers — 1.7%
26,727	Talen Energy Corp. (a)	10,684,920
58,028	Vistra Corp.	10,926,672
		21,611,592
	Industrial Conglomerates — 0.2%
10,517	Honeywell International, Inc.	2,117,388
	Industrial REITs — 0.2%
19,332	Prologis, Inc.	2,398,908
	Insurance — 0.3%
18,414	Progressive (The) Corp.	3,793,284

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Interactive Media & Services — 2.4%
46,766	Alphabet, Inc., Class A	$13,150,132
9,044	Meta Platforms, Inc., Class A	5,863,677
68,820	Pinterest, Inc., Class A (a)	2,277,942
49,431	Reddit, Inc., Class A (a)	10,328,607
		31,620,358
	IT Services — 3.9%
42,383	Cloudflare, Inc., Class A (a)	10,735,614
16,116	International Business Machines Corp.	4,954,220
29,303	MongoDB, Inc. (a)	10,543,805
24,143	Okta, Inc. (a)	2,209,809
40,324	Snowflake, Inc. (a)	11,084,261
66,358	Twilio, Inc., Class A (a)	8,950,367
7,919	VeriSign, Inc.	1,898,976
		50,377,052
	Machinery — 2.4%
19,062	Caterpillar, Inc.	11,003,730
8,490	Illinois Tool Works, Inc.	2,070,881
8,760	Parker-Hannifin Corp.	6,769,991
22,685	Westinghouse Air Brake Technologies Corp.	4,637,721
45,028	Xylem, Inc.	6,792,474
		31,274,797
	Metals & Mining — 0.8%
134,845	Newmont Corp.	10,918,400
	Multi-Utilities — 0.3%
54,488	Public Service Enterprise Group, Inc.	4,389,553
	Oil, Gas & Consumable Fuels — 0.5%
13,214	Targa Resources Corp.	2,035,485
71,784	Williams (The) Cos., Inc.	4,154,140
		6,189,625
	Professional Services — 0.8%
27,886	Broadridge Financial Solutions, Inc.	6,146,074
8,630	Equifax, Inc.	1,821,793
26,425	TransUnion	2,145,182
		10,113,049
	Real Estate Management & Development — 0.6%
26,241	CoStar Group, Inc. (a)	1,805,643
86,200	Zillow Group, Inc., Class C (a)	6,463,276
		8,268,919
	Retail REITs — 0.5%
101,323	Kimco Realty Corp.	2,093,333
Shares	Description	Value

	Retail REITs (Continued)
36,419	Realty Income Corp.	$2,111,573
11,797	Simon Property Group, Inc.	2,073,441
		6,278,347
	Semiconductors & Semiconductor Equipment — 9.0%
56,215	Advanced Micro Devices, Inc. (a)	14,397,786
58,063	Astera Labs, Inc. (a)	10,839,201
34,460	Broadcom, Inc.	12,737,450
78,077	Credo Technology Group Holding Ltd. (a)	14,648,806
41,241	First Solar, Inc. (a)	11,008,872
6,158	KLA Corp.	7,443,421
84,906	Lam Research Corp.	13,369,299
108,185	Marvell Technology, Inc.	10,141,262
9,878	Monolithic Power Systems, Inc.	9,927,390
60,933	NVIDIA Corp.	12,338,323
		116,851,810
	Software — 8.3%
15,822	AppLovin Corp., Class A (a)	10,083,835
14,315	Autodesk, Inc. (a)	4,313,682
43,006	Bentley Systems, Inc., Class B	2,185,995
25,892	Cadence Design Systems, Inc. (a)	8,769,362
13,544	Crowdstrike Holdings, Inc., Class A (a)	7,354,528
46,641	Datadog, Inc., Class A (a)	7,593,621
30,710	Docusign, Inc. (a)	2,246,129
160,180	Gen Digital, Inc.	4,222,345
19,783	Guidewire Software, Inc. (a)	4,622,100
3,242	Intuit, Inc.	2,164,197
8,779	Microsoft Corp.	4,545,854
61,131	Nutanix, Inc., Class A (a)	4,354,973
32,340	Oracle Corp.	8,492,807
62,322	Palantir Technologies, Inc., Class A (a)	12,493,691
22,334	Palo Alto Networks, Inc. (a)	4,918,840
32,714	PTC, Inc. (a)	6,495,038
2,405	ServiceNow, Inc. (a)	2,210,868
9,197	Workday, Inc., Class A (a)	2,206,544
22,165	Zscaler, Inc. (a)	7,339,718
		106,614,127
	Specialty Retail — 3.0%
1,548	AutoZone, Inc. (a)	5,688,018
26,097	Burlington Stores, Inc. (a)	7,139,878
30,136	Carvana Co. (a)	9,237,890
84,362	O’Reilly Automotive, Inc. (a)	7,967,147
62,924	TJX (The) Cos., Inc.	8,818,169
		38,851,102

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 3.1%
17,859	Apple, Inc.	$4,828,538
135,649	Pure Storage, Inc., Class A (a)	13,388,556
48,161	Seagate Technology Holdings PLC	12,323,437
189,717	Super Micro Computer, Inc. (a)	9,857,695
		40,398,226
	Textiles, Apparel & Luxury Goods — 0.9%
100,414	Tapestry, Inc.	11,027,465
	Tobacco — 0.5%
68,839	Altria Group, Inc.	3,881,143
13,649	Philip Morris International, Inc.	1,969,960
		5,851,103
	Trading Companies & Distributors — 2.0%
135,436	Fastenal Co.	5,573,191
68,133	FTAI Aviation Ltd.	11,780,196
9,528	United Rentals, Inc.	8,300,603
		25,653,990
	Wireless Telecommunication Services — 0.3%
18,997	T-Mobile US, Inc.	3,990,320
	Total Common Stocks	1,290,667,649
	(Cost $1,035,480,247)
MONEY MARKET FUNDS — 0.1%
787,391	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (c)	787,391
	(Cost $787,391)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.4%
$5,395,510	Mizuho Financial Group, Inc., 4.16% (c), dated 10/31/25, due 11/03/25, with a maturity value of $5,397,380. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.63%, due 06/15/26 to 02/15/35. The value of the collateral including accrued interest is $5,503,421. (d)	$5,395,510
	(Cost $5,395,510)

	Total Investments — 100.5%	1,296,850,550
	(Cost $1,041,663,148)
	Net Other Assets and Liabilities — (0.5)%	(5,919,111)
	Net Assets — 100.0%	$1,290,931,439

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $5,525,609 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $5,395,510. On
October 31, 2025, the last business day of the period, there was sufficient collateral based on the end of day market
value from the prior business day; however, as a result of
market movement from October 30 to October 31, the value
of the related securities loaned was above the collateral value received.

(c)	Rate shown reflects yield as of October 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,290,667,649	$1,290,667,649	$—	$—
Money Market Funds	787,391	787,391	—	—
Repurchase Agreements	5,395,510	—	5,395,510	—
Total Investments	$1,296,850,550	$1,291,455,040	$5,395,510	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 0.4%
319	Ducommun, Inc. (a)	$29,268
314	General Dynamics Corp.	108,299
377	Huntington Ingalls Industries, Inc.	121,402
176	Northrop Grumman Corp.	102,687
1,284	Textron, Inc.	103,760
1,077	V2X, Inc. (a)	61,486
		526,902
	Air Freight & Logistics — 1.1%
873	Expeditors International of Washington, Inc.	106,419
2,331	FedEx Corp.	591,654
3,634	Hub Group, Inc., Class A	133,840
5,264	United Parcel Service, Inc., Class B	507,555
		1,339,468
	Automobile Components — 1.2%
5,100	Aptiv PLC (a)	413,610
2,467	BorgWarner, Inc.	105,982
5,749	Gentex Corp.	134,814
1,837	Gentherm, Inc. (a)	67,601
20,915	Goodyear Tire & Rubber (The) Co. (a)	144,104
989	LCI Industries	102,352
2,695	Lear Corp.	282,032
297	Patrick Industries, Inc.	30,998
1,602	Phinia, Inc.	83,160
768	Visteon Corp.	82,299
		1,446,952
	Automobiles — 1.3%
45,958	Ford Motor Co.	603,429
9,015	General Motors Co.	622,846
4,486	Harley-Davidson, Inc.	121,032
2,092	Thor Industries, Inc.	218,300
		1,565,607
	Banks — 7.7%
1,016	1st Source Corp.	60,391
1,480	Ameris Bancorp	105,998
1,537	Atlantic Union Bankshares Corp.	49,983
1,281	Axos Financial, Inc. (a)	99,892
4,262	Bank of America Corp.	227,804
5,319	Bank OZK	239,302
2,413	BankUnited, Inc.	96,713
955	Banner Corp.	57,672
1,460	BOK Financial Corp.	152,687
3,321	Byline Bancorp, Inc.	88,804
4,334	Cadence Bank	163,565
Shares	Description	Value

	Banks (Continued)
1,303	Cathay General Bancorp	$59,221
3,164	Citigroup, Inc.	320,292
6,041	Citizens Financial Group, Inc.	307,306
4,214	Columbia Banking System, Inc.	112,935
1,583	Comerica, Inc.	121,100
1,118	Community Trust Bancorp, Inc.	57,236
1,237	ConnectOne Bancorp, Inc.	29,762
470	Customers Bancorp, Inc. (a)	31,546
3,309	CVB Financial Corp.	60,786
1,029	Dime Community Bancshares, Inc.	27,011
1,588	Enterprise Financial Services Corp.	83,164
7,208	Fifth Third Bancorp	299,997
1,392	First BanCorp	27,130
1,326	First Busey Corp.	29,649
3,670	First Commonwealth Financial Corp.	56,114
4,956	First Financial Bancorp	116,020
2,520	First Hawaiian, Inc.	61,816
2,399	First Horizon Corp.	51,243
1,963	First Interstate BancSystem, Inc., Class A	61,344
3,320	First Merchants Corp.	117,794
2,374	Firstsun Capital Bancorp (a)	80,811
10,099	FNB Corp.	158,756
4,943	Fulton Financial Corp.	85,860
782	German American Bancorp, Inc.	30,138
2,599	Hancock Whitney Corp.	148,429
1,872	Hilltop Holdings, Inc.	60,466
3,833	Home BancShares, Inc.	102,379
2,850	Hope Bancorp, Inc.	29,897
25,462	Huntington Bancshares, Inc.	393,133
444	Independent Bank Corp.	29,877
2,367	International Bancshares Corp.	157,121
2,225	M&T Bank Corp.	409,111
2,383	National Bank Holdings Corp., Class A	84,978
735	NBT Bancorp, Inc.	29,745
7,433	Northwest Bancshares, Inc.	87,040
5,242	OceanFirst Financial Corp.	95,300
1,439	OFG Bancorp	55,632
1,813	Origin Bancorp, Inc.	62,839
3,071	Peoples Bancorp, Inc.	87,831
1,094	PNC Financial Services Group (The), Inc.	199,710
854	Popular, Inc.	95,195
692	Preferred Bank	62,453
3,270	Prosperity Bancshares, Inc.	215,231
4,777	Provident Financial Services, Inc.	87,371
827	QCR Holdings, Inc.	61,521

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
12,177	Regions Financial Corp.	$294,683
1,696	Renasant Corp.	57,036
2,450	S&T Bancorp, Inc.	89,768
3,264	Simmons First National Corp., Class A	56,728
1,097	SouthState Bank Corp.	97,249
3,035	Stellar Bancorp, Inc.	89,320
888	Towne Bank	28,869
1,409	TriCo Bancshares	62,320
9,618	Truist Financial Corp.	429,251
2,326	Trustmark Corp.	86,574
6,644	U.S. Bancorp	310,142
458	UMB Financial Corp.	48,951
2,915	United Bankshares, Inc.	104,328
3,460	United Community Banks, Inc.	101,032
15,349	Valley National Bancorp	166,844
3,040	WaFd, Inc.	88,251
2,737	Webster Financial Corp.	156,118
961	WesBanco, Inc.	28,926
1,842	Westamerica BanCorp	87,771
1,876	Western Alliance Bancorp	145,109
1,228	Wintrust Financial Corp.	159,665
1,708	WSFS Financial Corp.	88,970
2,875	Zions Bancorp N.A.	149,816
		9,212,822
	Beverages — 0.6%
145	Boston Beer (The) Co., Inc., Class A (a)	30,014
4,005	Brown-Forman Corp., Class B	109,056
926	Coca-Cola Consolidated, Inc.	120,732
8,619	Keurig Dr Pepper, Inc.	234,092
5,993	Molson Coors Beverage Co., Class B	262,014
		755,908
	Biotechnology — 1.6%
5,423	Alkermes PLC (a)	166,486
3,924	Biogen, Inc. (a)	605,356
2,592	Incyte Corp. (a)	242,300
14,435	Novavax, Inc. (a) (b)	121,254
978	Regeneron Pharmaceuticals, Inc.	637,460
388	United Therapeutics Corp. (a)	172,827
		1,945,683
	Broadline Retail — 0.4%
177	Dillard’s, Inc., Class A	106,214
10,178	Kohl’s Corp.	165,596
8,725	Macy’s, Inc.	170,051
		441,861
	Building Products — 1.3%
739	A.O. Smith Corp.	48,767
Shares	Description	Value

	Building Products (Continued)
391	Advanced Drainage Systems, Inc.	$54,759
1,342	Builders FirstSource, Inc. (a)	155,900
668	Carlisle Cos., Inc.	217,133
3,683	Carrier Global Corp.	219,102
3,047	Fortune Brands Innovations, Inc.	154,788
1,466	Gibraltar Industries, Inc. (a)	91,464
2,030	Hayward Holdings, Inc. (a)	34,449
3,110	Janus International Group, Inc. (a)	29,856
1,521	Masco Corp.	98,500
9,503	Masterbrand, Inc. (a)	120,023
383	Owens Corning	48,760
324	Simpson Manufacturing Co., Inc.	57,186
2,320	UFP Industries, Inc.	213,741
		1,544,428
	Capital Markets — 1.9%
455	Affiliated Managers Group, Inc.	108,272
2,018	Bank of New York Mellon (The) Corp.	217,803
1,707	Carlyle Group (The), Inc.	91,017
827	Cohen & Steers, Inc.	56,501
1,791	Donnelley Financial Solutions, Inc. (a)	82,296
3,133	Federated Hermes, Inc.	151,888
4,689	Franklin Resources, Inc.	106,018
9,457	Invesco Ltd.	224,131
829	Jefferies Financial Group, Inc.	43,796
2,768	State Street Corp.	320,147
5,355	T. Rowe Price Group, Inc.	549,048
3,350	Victory Capital Holdings, Inc., Class A	208,605
659	Virtus Investment Partners, Inc.	107,298
		2,266,820
	Chemicals — 2.7%
2,795	Avient Corp.	89,636
5,685	Axalta Coating Systems Ltd. (a)	161,852
3,566	Cabot Corp.	240,634
6,128	CF Industries Holdings, Inc.	510,401
1,583	Corteva, Inc.	97,260
19,177	Dow, Inc.	457,371
4,301	Eastman Chemical Co.	255,995
2,155	Element Solutions, Inc.	57,582
4,838	FMC Corp.	73,392
1,056	H.B. Fuller Co.	60,583
3,419	Huntsman Corp.	28,309
6,548	LyondellBasell Industries N.V., Class A	303,958
7,819	Mosaic (The) Co.	214,632
2,504	Olin Corp.	51,833
2,092	PPG Industries, Inc.	204,493

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
908	RPM International, Inc.	$99,226
3,280	Stepan Co.	142,188
2,111	Westlake Corp.	145,258
		3,194,603
	Commercial Services & Supplies — 0.4%
666	ABM Industries, Inc.	28,638
9,340	BrightView Holdings, Inc. (a)	115,069
263	Brink’s (The) Co.	29,235
1,966	HNI Corp.	80,448
2,162	Interface, Inc.	53,834
3,527	MillerKnoll, Inc.	55,092
749	UniFirst Corp.	115,608
		477,924
	Communications Equipment — 0.3%
6,147	Harmonic, Inc. (a)	65,773
3,565	NetScout Systems, Inc. (a)	99,107
4,271	Viasat, Inc. (a)	170,071
		334,951
	Construction & Engineering — 0.3%
6,446	Fluor Corp. (a)	314,371
2,569	WillScot Holdings Corp.	55,876
		370,247
	Construction Materials — 0.3%
1,834	CRH PLC	218,429
465	Eagle Materials, Inc.	98,729
706	Knife River Corp. (a)	42,685
		359,843
	Consumer Finance — 1.1%
5,534	Ally Financial, Inc.	215,660
2,244	Bread Financial Holdings, Inc.	140,587
2,021	LendingClub Corp. (a)	35,145
9,517	Navient Corp.	116,393
499	Nelnet, Inc., Class A	64,396
2,882	OneMain Holdings, Inc.	170,585
4,834	PROG Holdings, Inc.	139,848
6,189	Synchrony Financial	460,338
		1,342,952
	Consumer Staples Distribution & Retail — 1.5%
12,389	Albertsons Cos., Inc., Class A	219,161
3,144	Andersons (The), Inc.	145,599
582	BJ’s Wholesale Club Holdings, Inc. (a)	51,367
2,127	Dollar General Corp.	209,850
Shares	Description	Value

	Consumer Staples Distribution & Retail (Continued)
1,913	Grocery Outlet Holding Corp. (a)	$26,036
4,764	Kroger (The) Co.	303,133
1,029	Performance Food Group Co. (a)	99,546
253	PriceSmart, Inc.	29,080
1,300	Sysco Corp.	96,564
6,128	Target Corp.	568,188
1,741	Weis Markets, Inc.	110,275
		1,858,799
	Containers & Packaging — 1.5%
334	Avery Dennison Corp.	58,413
4,361	Ball Corp.	204,967
561	Crown Holdings, Inc.	54,518
13,856	Graphic Packaging Holding Co.	221,557
2,094	Greif, Inc., Class A	119,128
2,307	International Paper Co.	89,142
1,473	Packaging Corp. of America	288,355
1,534	Sealed Air Corp.	51,404
5,044	Silgan Holdings, Inc.	194,799
10,329	Smurfit WestRock PLC	381,347
1,259	Sonoco Products Co.	51,078
794	TriMas Corp.	28,211
		1,742,919
	Distributors — 0.2%
8,879	LKQ Corp.	283,773
	Diversified Consumer Services — 0.7%
31,133	ADT, Inc.	275,216
133	Graham Holdings Co., Class B	134,613
4,290	H&R Block, Inc.	213,384
9,424	KinderCare Learning Cos., Inc. (a)	55,602
11,740	Mister Car Wash, Inc. (a)	65,627
1,071	Strategic Education, Inc.	81,374
		825,816
	Diversified REITs — 0.1%
7,699	American Assets Trust, Inc.	147,128
	Diversified Telecommunication Services — 0.8%
19,464	AT&T, Inc.	481,734
12,507	Verizon Communications, Inc.	497,028
		978,762
	Electric Utilities — 5.0%
4,764	Alliant Energy Corp.	318,331
3,909	American Electric Power Co., Inc.	470,096
3,553	Duke Energy Corp.	441,638
9,943	Edison International	550,643

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
2,359	Entergy Corp.	$226,676
5,784	Evergy, Inc.	444,269
6,181	Eversource Energy	456,220
9,769	Exelon Corp.	450,546
7,008	FirstEnergy Corp.	321,177
5,668	Hawaiian Electric Industries, Inc. (a)	65,862
1,418	NextEra Energy, Inc.	115,425
3,516	OGE Energy Corp.	155,196
1,123	Otter Tail Corp.	86,718
36,449	PG&E Corp.	581,726
2,419	Pinnacle West Capital Corp.	214,130
6,163	Portland General Electric Co.	281,526
5,917	PPL Corp.	216,089
2,320	Southern (The) Co.	218,173
3,982	Xcel Energy, Inc.	323,219
		5,937,660
	Electrical Equipment — 0.3%
1,995	Atkore, Inc.	138,154
815	EnerSys	102,820
756	Regal Rexnord Corp.	106,513
		347,487
	Electronic Equipment, Instruments & Components — 0.9%
1,793	Arrow Electronics, Inc. (a)	200,009
451	Belden, Inc.	54,954
796	Benchmark Electronics, Inc.	34,881
672	CDW Corp.	107,097
458	Crane NXT Co.	28,968
1,567	CTS Corp.	65,046
881	ePlus, Inc.	64,454
1,010	PC Connection, Inc.	61,580
212	Plexus Corp. (a)	29,659
471	Sanmina Corp. (a)	64,551
662	TD SYNNEX Corp.	103,596
183	Teledyne Technologies, Inc. (a)	96,408
2,006	Vishay Intertechnology, Inc.	34,062
2,584	Vontier Corp.	99,484
		1,044,749
	Energy Equipment & Services — 3.3%
8,100	Atlas Energy Solutions, Inc. (b)	100,278
9,026	Baker Hughes Co.	436,949
4,336	Bristow Group, Inc. (a)	176,475
13,168	Expro Group Holdings N.V. (a)	178,821
22,344	Halliburton Co.	599,713
5,666	Helmerich & Payne, Inc.	148,789
8,438	Innovex International, Inc. (a)	169,351
12,678	Liberty Energy, Inc.	229,599
Shares	Description	Value

	Energy Equipment & Services (Continued)
20,465	NOV, Inc.	$298,789
3,716	Oceaneering International, Inc. (a)	86,546
5,926	Patterson-UTI Energy, Inc.	37,156
32,866	RPC, Inc.	170,903
5,178	Seadrill Ltd. (a)	163,418
8,615	Select Water Solutions, Inc.	99,589
15,992	SLB Ltd.	576,671
2,347	Tidewater, Inc. (a)	118,735
2,566	Valaris Ltd. (a)	144,004
3,170	Weatherford International PLC	233,597
		3,969,383
	Entertainment — 0.5%
1,482	Sphere Entertainment Co. (a)	101,487
22,515	Warner Bros. Discovery, Inc. (a)	505,462
		606,949
	Financial Services — 2.8%
875	Berkshire Hathaway, Inc., Class B (a)	417,847
6,084	Block, Inc. (a)	462,019
4,266	Essent Group Ltd.	258,392
2,471	Euronet Worldwide, Inc. (a)	187,450
6,616	Global Payments, Inc.	514,460
4,920	Merchants Bancorp	153,455
9,558	MGIC Investment Corp.	262,080
1,592	NCR Atleos Corp. (a)	58,745
4,080	NMI Holdings, Inc. (a)	148,634
4,788	PayPal Holdings, Inc. (a)	331,665
438	PennyMac Financial Services, Inc.	55,105
7,487	Radian Group, Inc.	254,109
1,101	Walker & Dunlop, Inc.	87,992
15,664	Western Union (The) Co.	146,145
		3,338,098
	Food Products — 3.5%
5,375	Archer-Daniels-Midland Co.	325,349
2,670	Bunge Global S.A.	252,582
2,882	Cal-Maine Foods, Inc.	253,039
5,152	Campbell’s (The) Co.	155,230
14,810	Conagra Brands, Inc.	254,584
7,027	Darling Ingredients, Inc. (a)	225,215
7,057	Flowers Foods, Inc.	84,190
4,506	Fresh Del Monte Produce, Inc.	159,287
10,902	General Mills, Inc.	508,142
572	Hershey (The) Co.	97,028
17,774	Hormel Foods Corp.	383,741
2,221	Ingredion, Inc.	256,326
651	J & J Snack Foods Corp.	55,107
934	Lamb Weston Holdings, Inc.	57,656
1,600	McCormick & Co., Inc.	102,656

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
1,713	Mondelez International, Inc., Class A	$98,429
2,018	Post Holdings, Inc. (a)	209,731
34	Seaboard Corp.	114,579
6,193	TreeHouse Foods, Inc. (a)	112,713
10,123	Tyson Foods, Inc., Class A	520,423
		4,226,007
	Gas Utilities — 1.2%
1,288	Atmos Energy Corp.	221,175
5,171	MDU Resources Group, Inc.	99,180
587	National Fuel Gas Co.	46,320
4,505	New Jersey Resources Corp.	199,572
2,786	Northwest Natural Holding Co.	126,847
2,680	ONE Gas, Inc.	214,909
2,077	Southwest Gas Holdings, Inc.	165,122
1,996	Spire, Inc.	172,454
6,522	UGI Corp.	218,030
		1,463,609
	Ground Transportation — 1.6%
2,239	ArcBest Corp.	166,402
6,192	CSX Corp.	223,036
1,213	J.B. Hunt Transport Services, Inc.	204,827
6,863	Knight-Swift Transportation Holdings, Inc.	309,659
11,740	Marten Transport Ltd.	120,335
760	Old Dominion Freight Line, Inc.	106,719
1,150	Ryder System, Inc.	194,614
181	Saia, Inc. (a)	52,943
5,915	Schneider National, Inc., Class B	126,404
4,262	U-Haul Holding Co.	206,664
453	Union Pacific Corp.	99,828
4,755	Werner Enterprises, Inc.	124,581
		1,936,012
	Health Care Equipment & Supplies — 1.6%
866	Align Technology, Inc. (a)	119,404
1,175	Becton Dickinson & Co.	209,984
2,661	CONMED Corp.	117,084
791	Cooper (The) Cos., Inc. (a)	55,299
1,507	Envista Holdings Corp. (a)	30,668
4,276	GE HealthCare Technologies, Inc.	320,486
1,586	Hologic, Inc. (a)	117,221
2,309	Medtronic PLC	209,426
2,055	Omnicell, Inc. (a)	68,986
1,042	QuidelOrtho Corp. (a)	28,124
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
1,330	Teleflex, Inc.	$165,545
4,464	Zimmer Biomet Holdings, Inc.	448,900
		1,891,127
	Health Care Providers & Services — 3.8%
6,318	Acadia Healthcare Co., Inc. (a)	135,837
17,479	AdaptHealth Corp. (a)	157,136
9,446	Ardent Health, Inc. (a)	137,534
7,600	Centene Corp. (a)	268,812
121	Chemed Corp.	52,187
1,526	Cigna Group (The)	372,970
5,833	CVS Health Corp.	455,849
1,361	Elevance Health, Inc.	431,709
516	HCA Healthcare, Inc.	237,195
1,634	Henry Schein, Inc. (a)	103,269
1,234	Humana, Inc.	343,286
373	Labcorp Holdings, Inc.	94,727
1,417	Molina Healthcare, Inc. (a)	216,886
515	National HealthCare Corp.	61,512
1,954	Option Care Health, Inc. (a)	50,863
5,498	Pediatrix Medical Group, Inc. (a)	93,301
2,251	Premier, Inc., Class A	63,298
1,154	Quest Diagnostics, Inc.	203,046
12,184	Select Medical Holdings Corp.	168,505
1,582	Tenet Healthcare Corp. (a)	326,667
930	UnitedHealth Group, Inc.	317,651
1,326	Universal Health Services, Inc., Class B	287,755
		4,579,995
	Health Care REITs — 0.1%
1,952	Alexandria Real Estate Equities, Inc.	113,646
2,832	Healthpeak Properties, Inc.	50,834
		164,480
	Health Care Technology — 0.1%
8,095	Teladoc Health, Inc. (a)	69,860
	Hotel & Resort REITs — 0.9%
13,026	Apple Hospitality REIT, Inc.	145,761
15,723	DiamondRock Hospitality Co.	122,954
12,746	Host Hotels & Resorts, Inc.	204,191
11,295	Park Hotels & Resorts, Inc.	116,226
10,988	Pebblebrook Hotel Trust	114,934
21,728	RLJ Lodging Trust	147,750
6,678	Sunstone Hotel Investors, Inc.	59,100
9,122	Xenia Hotels & Resorts, Inc.	112,201
		1,023,117

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 0.6%
5,653	Accel Entertainment, Inc. (a)	$57,604
6,020	Caesars Entertainment, Inc. (a)	121,002
2,090	Cracker Barrel Old Country Store, Inc.	70,433
1,690	Dave & Buster’s Entertainment, Inc. (a) (b)	24,826
2,350	Marriott Vacations Worldwide Corp.	155,053
3,129	MGM Resorts International (a)	100,222
4,782	Penn Entertainment, Inc. (a)	78,712
363	Vail Resorts, Inc.	53,844
10,054	Wendy’s (The) Co.	85,861
		747,557
	Household Durables — 3.5%
53	Cavco Industries, Inc. (a)	28,079
2,469	Century Communities, Inc.	146,659
819	Champion Homes, Inc. (a)	55,880
3,243	D.R. Horton, Inc.	483,466
1,694	Green Brick Partners, Inc. (a)	109,669
220	Installed Building Products, Inc.	54,611
4,261	KB Home	265,972
3,647	La-Z-Boy, Inc.	115,610
17,617	Leggett & Platt, Inc.	164,543
4,361	Lennar Corp., Class A	539,761
3,025	LGI Homes, Inc. (a)	123,450
1,083	M/I Homes, Inc. (a)	135,581
3,744	Meritage Homes Corp.	252,945
2,103	Mohawk Industries, Inc. (a)	238,985
5,858	Newell Brands, Inc.	19,917
40	NVR, Inc. (a)	288,433
4,160	PulteGroup, Inc.	498,659
4,108	Taylor Morrison Home Corp. (a)	243,481
1,963	Toll Brothers, Inc.	264,907
139	TopBuild Corp. (a)	58,725
4,605	Tri Pointe Homes, Inc. (a)	146,669
		4,236,002
	Household Products — 1.0%
4,238	Central Garden & Pet Co., Class A (a)	117,859
3,566	Clorox (The) Co.	401,032
3,700	Energizer Holdings, Inc.	85,951
1,768	Kimberly-Clark Corp.	211,647
697	Procter & Gamble (The) Co.	104,808
6,649	Reynolds Consumer Products, Inc.	162,502
2,978	Spectrum Brands Holdings, Inc.	160,455
		1,244,254
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 0.2%
12,363	AES (The) Corp.	$171,475
1,920	Clearway Energy, Inc., Class C	61,305
		232,780
	Industrial Conglomerates — 0.1%
690	3M Co.	114,885
	Industrial REITs — 0.3%
8,862	Americold Realty Trust, Inc.	114,231
2,920	Innovative Industrial Properties, Inc.	146,438
10,278	LXP Industrial Trust	97,538
		358,207
	Insurance — 6.6%
2,049	Allstate (The) Corp.	392,425
6,998	American International Group, Inc.	552,562
6,058	Arch Capital Group Ltd.	522,866
501	Assurant, Inc.	106,072
3,203	Assured Guaranty Ltd.	258,098
2,264	Axis Capital Holdings Ltd.	212,046
2,947	Brighthouse Financial, Inc. (a)	168,185
1,558	Chubb Ltd.	431,473
2,781	Cincinnati Financial Corp.	429,915
2,335	CNA Financial Corp.	104,024
2,329	CNO Financial Group, Inc.	93,207
2,946	Employers Holdings, Inc.	112,331
310	Everest Group Ltd.	97,501
3,635	Fidelity National Financial, Inc.	200,797
844	First American Financial Corp.	52,758
7,031	Genworth Financial, Inc. (a)	59,342
1,138	Globe Life, Inc.	149,658
6,308	Hamilton Insurance Group Ltd., Class B (a)	149,310
597	Hanover Insurance Group (The), Inc.	102,015
3,297	Hartford Insurance Group (The), Inc.	409,422
1,385	Horace Mann Educators Corp.	61,923
4,208	Kemper Corp.	189,318
5,379	Lincoln National Corp.	225,918
3,199	Loews Corp.	318,493
288	Markel Group, Inc. (a)	568,665
1,919	Mercury General Corp.	148,339
1,299	MetLife, Inc.	103,686
3,831	Old Republic International Corp.	151,171
1,291	Principal Financial Group, Inc.	108,496
1,032	Prudential Financial, Inc.	107,328
282	Reinsurance Group of America, Inc.	51,454

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
1,068	RenaissanceRe Holdings Ltd.	$271,368
1,770	Safety Insurance Group, Inc.	121,652
2,007	Selective Insurance Group, Inc.	151,207
853	Stewart Information Services Corp.	58,234
1,150	Travelers (The) Cos., Inc.	308,913
2,789	Unum Group	204,768
1,397	W.R. Berkley Corp.	99,662
		7,854,602
	Interactive Media & Services — 0.1%
901	IAC, Inc. (a)	29,030
4,106	Ziff Davis, Inc. (a)	139,194
		168,224
	IT Services — 1.1%
892	Accenture PLC, Class A	223,089
2,148	Akamai Technologies, Inc. (a)	161,315
2,643	ASGN, Inc. (a)	118,301
8,195	Cognizant Technology Solutions Corp., Class A	597,251
11,478	DXC Technology Co. (a)	162,988
719	EPAM Systems, Inc. (a)	117,585
		1,380,529
	Leisure Products — 0.2%
12,890	Mattel, Inc. (a)	236,918
1,886	YETI Holdings, Inc. (a)	64,105
		301,023
	Life Sciences Tools & Services — 1.1%
21,728	Avantor, Inc. (a)	256,825
580	Bio-Rad Laboratories, Inc., Class A (a)	185,339
4,630	Illumina, Inc. (a)	571,990
564	IQVIA Holdings, Inc. (a)	122,084
619	Revvity, Inc.	57,932
221	Thermo Fisher Scientific, Inc.	125,393
		1,319,563
	Machinery — 3.1%
1,174	Albany International Corp., Class A	66,425
2,556	Allison Transmission Holdings, Inc.	210,998
521	Cummins, Inc.	228,031
3,295	Dover Corp.	597,911
8,976	Fortive Corp.	451,852
570	Franklin Electric Co., Inc.	54,019
3,388	Greenbrier (The) Cos., Inc.	141,517
3,344	Hillman Solutions Corp. (a)	30,832
333	IDEX Corp.	57,096
Shares	Description	Value

	Machinery (Continued)
5,980	Kennametal, Inc.	$131,261
218	Lindsay Corp.	24,250
1,224	Middleby (The) Corp. (a)	152,058
1,073	Mueller Industries, Inc.	113,598
1,673	Oshkosh Corp.	206,264
3,266	PACCAR, Inc.	321,374
927	Snap-on, Inc.	311,055
2,189	Stanley Black & Decker, Inc.	148,239
772	Tennant Co.	61,760
1,220	Terex Corp.	56,144
2,886	Timken (The) Co.	226,580
712	Toro (The) Co.	53,208
553	Worthington Enterprises, Inc.	31,018
		3,675,490
	Marine Transportation — 0.1%
1,587	Matson, Inc.	160,208
	Media — 1.5%
1,598	Charter Communications, Inc., Class A (a)	373,676
17,494	Comcast Corp., Class A	486,945
8,716	Fox Corp., Class A	563,489
1,546	John Wiley & Sons, Inc., Class A	57,001
1,097	Nexstar Media Group, Inc.	214,716
1,330	Omnicom Group, Inc.	99,777
5,453	Stagwell, Inc. (a)	25,902
		1,821,506
	Metals & Mining — 1.6%
8,245	Alcoa Corp.	303,334
1,046	Century Aluminum Co. (a)	30,983
2,729	Freeport-McMoRan, Inc.	113,799
1,194	Kaiser Aluminum Corp.	108,093
3,247	Nucor Corp.	487,212
1,143	Reliance, Inc.	322,817
2,303	Steel Dynamics, Inc.	361,110
482	Warrior Met Coal, Inc.	32,699
4,118	Worthington Steel, Inc.	131,735
		1,891,782
	Mortgage REITs — 0.6%
2,683	Annaly Capital Management, Inc.	56,799
3,030	Apollo Commercial Real Estate Finance, Inc.	29,664
7,542	Arbor Realty Trust, Inc. (b)	76,099
11,834	Chimera Investment Corp.	151,002
8,441	Ladder Capital Corp.	89,221
23,807	Rithm Capital Corp.	261,163
		663,948

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities — 2.3%
2,106	Ameren Corp.	$214,854
3,310	Avista Corp.	125,945
3,522	Black Hills Corp.	223,400
5,667	CenterPoint Energy, Inc.	216,706
3,001	CMS Energy Corp.	220,724
4,375	Consolidated Edison, Inc.	426,169
3,594	Dominion Energy, Inc.	210,932
2,271	DTE Energy Co.	307,811
5,078	NiSource, Inc.	213,835
3,569	Sempra	328,134
1,919	WEC Energy Group, Inc.	214,410
		2,702,920
	Office REITs — 0.5%
5,622	Cousins Properties, Inc.	145,778
4,019	Douglas Emmett, Inc.	52,006
4,016	Easterly Government Properties, Inc.	86,826
2,894	Highwoods Properties, Inc.	82,855
5,135	Kilroy Realty Corp.	216,954
		584,419
	Oil, Gas & Consumable Fuels — 8.6%
6,464	Antero Resources Corp. (a)	199,802
11,168	APA Corp.	252,955
1,327	BKV Corp. (a)	31,304
5,099	California Resources Corp.	240,520
1,367	Cheniere Energy, Inc.	289,804
2,832	Chevron Corp.	446,663
2,729	Chord Energy Corp.	247,575
4,814	Civitas Resources, Inc.	138,788
8,442	CNX Resources Corp. (a)	284,158
5,811	ConocoPhillips	516,365
1,949	Core Natural Resources, Inc.	153,971
23,241	Coterra Energy, Inc.	549,882
17,538	Crescent Energy Co., Class A	147,845
15,678	Devon Energy Corp.	509,378
3,841	Diamondback Energy, Inc.	549,993
3,090	Dorian LPG Ltd.	89,146
4,902	EOG Resources, Inc.	518,828
8,079	EQT Corp.	432,873
3,023	Expand Energy Corp.	312,306
4,875	Exxon Mobil Corp.	557,505
1,036	HF Sinclair Corp.	53,458
3,395	International Seaways, Inc.	173,926
11,343	Kinder Morgan, Inc.	297,073
75,393	Kosmos Energy Ltd. (a)	118,367
11,360	Magnolia Oil & Gas Corp., Class A	255,146
555	Marathon Petroleum Corp.	108,175
6,035	Matador Resources Co.	238,141
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
5,507	Murphy Oil Corp.	$155,848
6,308	Northern Oil & Gas, Inc.	139,596
11,633	Occidental Petroleum Corp.	479,280
6,026	ONEOK, Inc.	403,742
6,715	Ovintiv, Inc.	251,880
5,899	Peabody Energy Corp.	161,750
21,185	Permian Resources Corp.	266,084
1,616	Phillips 66	220,002
5,763	Range Resources Corp.	204,875
6,265	SM Energy Co.	130,876
13,050	Talos Energy, Inc. (a)	128,020
		10,255,900
	Paper & Forest Products — 0.2%
1,221	Louisiana-Pacific Corp.	106,361
2,830	Sylvamo Corp.	114,898
		221,259
	Passenger Airlines — 1.3%
9,686	Delta Air Lines, Inc.	555,783
25,438	JetBlue Airways Corp. (a)	106,839
10,063	Southwest Airlines Co.	304,909
5,696	United Airlines Holdings, Inc. (a)	535,652
		1,503,183
	Personal Care Products — 0.3%
7,684	Edgewell Personal Care Co.	148,993
13,547	Kenvue, Inc.	194,670
		343,663
	Pharmaceuticals — 1.9%
4,696	Amphastar Pharmaceuticals, Inc. (a)	119,748
7,120	Bristol-Myers Squibb Co.	328,018
10,771	Elanco Animal Health, Inc. (a)	238,578
4,541	Harmony Biosciences Holdings, Inc. (a)	129,736
1,682	Innoviva, Inc. (a)	30,612
1,186	Johnson & Johnson	224,000
5,239	Merck & Co., Inc.	450,449
11,718	Organon & Co.	79,097
4,870	Perrigo Co. PLC	101,004
21,572	Pfizer, Inc.	531,750
642	Supernus Pharmaceuticals, Inc. (a)	35,393
		2,268,385
	Professional Services — 1.5%
2,264	Amentum Holdings, Inc. (a)	50,736
1,628	Booz Allen Hamilton Holding Corp.	141,896

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
217	CACI International, Inc., Class A (a)	$122,008
3,390	Concentrix Corp.	136,651
335	FTI Consulting, Inc. (a)	55,278
3,884	Genpact Ltd.	148,175
992	ICF International, Inc.	79,638
2,294	KBR, Inc.	98,275
3,100	Korn Ferry	200,570
1,164	Leidos Holdings, Inc.	221,707
810	ManpowerGroup, Inc.	24,835
1,781	Maximus, Inc.	148,037
3,192	Robert Half, Inc.	83,598
2,183	Science Applications International Corp.	204,569
459	TriNet Group, Inc.	27,540
		1,743,513
	Real Estate Management & Development — 0.3%
5,884	Forestar Group, Inc. (a)	153,043
1,320	Howard Hughes Holdings, Inc. (a)	104,650
182	Jones Lang LaSalle, Inc. (a)	55,526
		313,219
	Residential REITs — 0.7%
1,662	AvalonBay Communities, Inc.	289,055
4,961	Equity Residential	294,882
3,309	Independence Realty Trust, Inc.	52,712
1,574	Mid-America Apartment Communities, Inc.	201,834
		838,483
	Semiconductors & Semiconductor Equipment — 1.5%
7,638	Amkor Technology, Inc.	246,555
523	Applied Materials, Inc.	121,911
314	Axcelis Technologies, Inc. (a)	24,982
866	Cirrus Logic, Inc. (a)	114,875
1,176	Diodes, Inc. (a)	62,751
1,919	Micron Technology, Inc.	429,415
470	NXP Semiconductors N.V.	98,286
420	Onto Innovation, Inc. (a)	56,683
6,817	Photronics, Inc. (a)	162,926
1,930	QUALCOMM, Inc.	349,137
1,409	Skyworks Solutions, Inc.	109,508
1,009	Veeco Instruments, Inc. (a)	29,009
		1,806,038
	Software — 0.2%
2,665	Zoom Communications, Inc. (a)	232,468
Shares	Description	Value

	Specialized REITs — 0.2%
6,249	Rayonier, Inc.	$137,916
8,080	Safehold, Inc.	116,594
		254,510
	Specialty Retail — 3.0%
3,170	Abercrombie & Fitch Co., Class A (a)	229,983
2,502	Academy Sports & Outdoors, Inc.	119,821
5,382	American Eagle Outfitters, Inc.	89,933
1,109	Asbury Automotive Group, Inc. (a)	260,171
496	AutoNation, Inc. (a)	99,135
8,421	Bath & Body Works, Inc.	206,146
1,434	Best Buy Co., Inc.	117,789
1,067	Buckle (The), Inc.	58,472
6,043	CarMax, Inc. (a)	253,262
488	Dick’s Sporting Goods, Inc.	108,068
12,677	Gap (The), Inc.	289,669
496	Group 1 Automotive, Inc.	197,180
858	Lithia Motors, Inc.	269,481
426	Lowe’s Cos., Inc.	101,443
419	Murphy USA, Inc.	150,086
1,247	Penske Automotive Group, Inc.	199,607
702	Ross Stores, Inc.	111,562
7,688	Sally Beauty Holdings, Inc. (a)	116,166
320	Signet Jewelers Ltd.	31,632
822	Sonic Automotive, Inc., Class A	52,222
402	Ulta Beauty, Inc. (a)	208,992
3,897	Upbound Group, Inc.	75,524
3,393	Victoria’s Secret & Co. (a)	119,603
548	Williams-Sonoma, Inc.	106,498
		3,572,445
	Technology Hardware, Storage & Peripherals — 0.7%
17,904	Hewlett Packard Enterprise Co.	437,216
11,793	HP, Inc.	326,312
904	NetApp, Inc.	106,473
		870,001
	Textiles, Apparel & Luxury Goods — 0.7%
1,761	Columbia Sportswear Co.	87,398
649	Crocs, Inc. (a)	53,017
3,168	Deckers Outdoor Corp. (a)	258,192
5,879	G-III Apparel Group Ltd. (a)	157,851
385	Kontoor Brands, Inc.	31,154
1,317	Levi Strauss & Co., Class A	26,709
1,867	PVH Corp.	146,242
917	Steven Madden Ltd.	31,096
18,456	Under Armour, Inc., Class A (a) (b)	85,082
		876,741

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco — 0.1%
2,240	Universal Corp.	$113,523
	Trading Companies & Distributors — 0.7%
2,023	Boise Cascade Co.	142,601
4,103	DNOW, Inc. (a)	60,314
477	Ferguson Enterprises, Inc.	118,535
837	Global Industrial Co.	23,788
930	Herc Holdings, Inc.	132,106
4,057	Rush Enterprises, Inc., Class A	200,456
513	WESCO International, Inc.	133,139
		810,939
	Water Utilities — 0.2%
769	American Water Works Co., Inc.	98,763
4,078	Essential Utilities, Inc.	159,164
		257,927
	Wireless Telecommunication Services — 0.4%
4,338	Array Digital Infrastructure, Inc.	213,083
5,528	Telephone and Data Systems, Inc.	214,597
		427,680
	Total Common Stocks	119,730,477
	(Cost $115,921,610)
MONEY MARKET FUNDS — 0.2%
253,776	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (c)	253,776
	(Cost $253,776)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.3%
$385,356	Citigroup, Inc., 4.14% (c), dated 10/31/25, due 11/03/25, with a maturity value of $385,489. Collateralized by U.S. Treasury Securities, interest rates of 4.50% to 4.63%, due 02/15/44 to 11/15/44. The value of the collateral including accrued interest is $393,063. (d)	385,356
	(Cost $385,356)

	Total Investments — 100.5%	120,369,609
	(Cost $116,560,742)
	Net Other Assets and Liabilities — (0.5)%	(580,438)
	Net Assets — 100.0%	$119,789,171

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $366,192 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $385,356.

(c)	Rate shown reflects yield as of October 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$119,730,477	$119,730,477	$—	$—
Money Market Funds	253,776	253,776	—	—
Repurchase Agreements	385,356	—	385,356	—
Total Investments	$120,369,609	$119,984,253	$385,356	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 4.6%
994	AeroVironment, Inc. (a)	$367,691
9,893	Astronics Corp. (a)	486,538
5,769	ATI, Inc. (a)	570,958
1,291	Axon Enterprise, Inc. (a)	945,309
4,291	Boeing (The) Co. (a)	862,577
3,393	BWX Technologies, Inc.	724,779
7,275	Cadre Holdings, Inc.	308,896
1,911	Carpenter Technology Corp.	603,685
2,920	Curtiss-Wright Corp.	1,739,532
3,079	General Electric Co.	951,257
1,964	HEICO Corp.	624,100
6,463	Howmet Aerospace, Inc.	1,331,055
8,416	Intuitive Machines, Inc. (a)	100,403
6,848	Kratos Defense & Security Solutions, Inc. (a)	620,429
13,781	Leonardo DRS, Inc.	503,833
1,955	Loar Holdings, Inc. (a)	154,699
5,830	Mercury Systems, Inc. (a)	451,300
33,089	Rocket Lab Corp. (a)	2,083,945
9,474	RTX Corp.	1,691,109
2,171	VSE Corp.	392,256
3,665	Woodward, Inc.	960,633
		16,474,984
	Automobile Components — 0.4%
22,515	Dana, Inc.	457,055
4,014	Dorman Products, Inc. (a)	538,398
33,128	Garrett Motion, Inc.	561,188
		1,556,641
	Automobiles — 0.5%
63,090	Rivian Automotive, Inc., Class A (a) (b)	856,131
2,082	Tesla, Inc. (a)	950,558
		1,806,689
	Banks — 2.1%
27,263	Banc of California, Inc.	462,653
2,474	BancFirst Corp.	269,320
6,025	Bancorp (The), Inc. (a)	393,854
2,189	Bank First Corp.	267,321
1,457	City Holding Co.	171,751
2,455	Coastal Financial Corp. (a)	261,458
3,078	Community Financial System, Inc.	170,767
2,468	Cullen/Frost Bankers, Inc.	303,910
4,408	East West Bancorp, Inc.	447,853
172	First Citizens BancShares, Inc., Class A	313,869
4,648	First Financial Bankshares, Inc.	143,577
4,021	JPMorgan Chase & Co.	1,251,014
1,379	Lakeland Financial Corp.	78,672
Shares	Description	Value

	Banks (Continued)
1,975	Nicolet Bankshares, Inc.	$233,327
14,252	Old National Bancorp	291,168
1,110	Park National Corp.	168,931
2,439	Pathward Financial, Inc.	165,998
1,668	Pinnacle Financial Partners, Inc.	142,130
2,498	Republic Bancorp, Inc., Class A	164,618
5,931	Seacoast Banking Corp. of Florida	179,709
3,885	ServisFirst Bancshares, Inc.	272,999
1,265	Stock Yards Bancorp, Inc.	82,250
15,131	Wells Fargo & Co.	1,315,943
		7,553,092
	Beverages — 0.5%
8,162	Celsius Holdings, Inc. (a)	491,597
9,421	Monster Beverage Corp. (a)	629,605
7,078	Primo Brands Corp.	155,504
8,499	Vita Coco (The) Co., Inc. (a)	349,989
		1,626,695
	Biotechnology — 6.2%
29,319	ACADIA Pharmaceuticals, Inc. (a)	665,541
4,496	Agios Pharmaceuticals, Inc. (a)	194,407
66,110	Akebia Therapeutics, Inc. (a)	146,103
2,031	Alnylam Pharmaceuticals, Inc. (a)	926,217
1,094	Amgen, Inc.	326,482
22,904	Amicus Therapeutics, Inc. (a)	206,823
7,975	Apellis Pharmaceuticals, Inc. (a)	171,223
1,905	Arcellx, Inc. (a)	171,926
23,936	Arcutis Biotherapeutics, Inc. (a)	605,820
65,511	Ardelyx, Inc. (a)	396,997
13,082	Arrowhead Pharmaceuticals, Inc. (a)	554,546
3,590	Avidity Biosciences, Inc. (a)	250,762
3,648	Beam Therapeutics, Inc. (a)	91,236
23,779	BioCryst Pharmaceuticals, Inc. (a)	174,062
2,888	BioMarin Pharmaceutical, Inc. (a)	154,710
9,035	Bridgebio Pharma, Inc. (a)	565,952
4,494	Catalyst Pharmaceuticals, Inc. (a)	95,587
3,422	Celldex Therapeutics, Inc. (a)	91,470
8,961	CG Oncology, Inc. (a)	387,742
3,770	Cidara Therapeutics, Inc. (a)	411,835
4,827	CRISPR Therapeutics AG (a) (b)	308,880
11,384	Cytokinetics, Inc. (a)	723,909
5,718	Exact Sciences Corp. (a)	369,897
11,362	Exelixis, Inc. (a)	439,369
5,713	Gilead Sciences, Inc.	684,360
6,105	GRAIL, Inc. (a) (b)	561,233

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Biotechnology (Continued)
8,531	Halozyme Therapeutics, Inc. (a)	$556,136
6,431	Insmed, Inc. (a)	1,219,318
15,380	Intellia Therapeutics, Inc. (a)	194,096
9,564	Ionis Pharmaceuticals, Inc. (a)	710,605
2,658	Krystal Biotech, Inc. (a)	524,982
3,189	Kymera Therapeutics, Inc. (a)	197,208
1,705	Madrigal Pharmaceuticals, Inc. (a)	714,225
33,609	MannKind Corp. (a)	187,874
8,307	Merus N.V. (a)	788,002
25,857	MiMedx Group, Inc. (a)	197,806
6,155	Mirum Pharmaceuticals, Inc. (a)	447,161
3,939	Natera, Inc. (a)	783,585
4,457	Neurocrine Biosciences, Inc. (a)	638,287
15,865	Newamsterdam Pharma Co. N.V. (a)	602,077
5,012	Praxis Precision Medicines, Inc. (a)	996,185
2,717	Protagonist Therapeutics, Inc. (a)	213,611
12,744	PTC Therapeutics, Inc. (a)	870,543
3,349	Revolution Medicines, Inc. (a)	197,055
7,744	Rhythm Pharmaceuticals, Inc. (a)	880,957
20,676	Roivant Sciences Ltd. (a)	413,313
8,660	TG Therapeutics, Inc. (a)	301,195
18,879	Travere Therapeutics, Inc. (a)	663,786
7,737	Veracyte, Inc. (a)	279,151
8,363	Viridian Therapeutics, Inc. (a)	197,618
		22,451,865
	Broadline Retail — 1.5%
4,218	Amazon.com, Inc. (a)	1,030,120
49,233	Coupang, Inc. (a)	1,573,979
17,430	eBay, Inc.	1,417,233
11,780	Etsy, Inc. (a)	730,360
7,729	Groupon, Inc. (a) (b)	155,585
3,655	Ollie’s Bargain Outlet Holdings, Inc. (a)	441,561
		5,348,838
	Building Products — 1.7%
3,348	AAON, Inc. (b)	329,410
7,151	Allegion PLC	1,185,421
3,990	Armstrong World Industries, Inc.	759,816
2,434	AZZ, Inc.	243,035
4,108	Griffon Corp.	304,033
8,423	Johnson Controls International PLC	963,507
18,112	Resideo Technologies, Inc. (a)	775,193
2,338	Tecnoglass, Inc.	139,415
Shares	Description	Value

	Building Products (Continued)
2,195	Trane Technologies PLC	$984,787
13,304	Zurn Elkay Water Solutions Corp.	626,751
		6,311,368
	Capital Markets — 5.6%
9,369	Acadian Asset Management, Inc.	450,649
1,931	Ares Management Corp., Class A	287,159
4,159	Artisan Partners Asset Management, Inc., Class A	181,582
28,078	BGC Group, Inc., Class A	256,633
544	Blackrock, Inc.	589,049
5,421	Blackstone, Inc.	794,935
3,776	Cboe Global Markets, Inc.	927,537
6,642	Charles Schwab (The) Corp.	627,802
1,143	CME Group, Inc.	303,455
3,758	Coinbase Global, Inc., Class A (a)	1,291,925
2,319	Evercore, Inc., Class A	683,085
1,991	Goldman Sachs Group (The), Inc.	1,571,636
22,851	Golub Capital BDC, Inc.	321,970
3,047	Houlihan Lokey, Inc.	545,657
23,039	Interactive Brokers Group, Inc., Class A	1,621,024
2,784	LPL Financial Holdings, Inc.	1,050,431
7,379	Main Street Capital Corp. (b)	420,013
8,773	Moelis & Co., Class A	555,594
7,978	Morgan Stanley	1,308,392
10,471	Nasdaq, Inc.	895,166
9,422	Northern Trust Corp.	1,212,329
8,465	Perella Weinberg Partners	158,126
3,520	PJT Partners, Inc., Class A	567,107
11,072	Robinhood Markets, Inc., Class A (a)	1,625,148
5,530	SEI Investments Company	445,773
9,580	StepStone Group, Inc., Class A	583,230
5,445	TPG, Inc.	299,693
13,218	Virtu Financial, Inc., Class A	460,515
25,969	WisdomTree, Inc.	310,589
		20,346,204
	Chemicals — 0.7%
16,768	Chemours (The) Co.	224,523
1,127	Ecolab, Inc.	288,963
1,975	Hawkins, Inc.	280,154
6,540	Ingevity Corp. (a)	351,329
756	NewMarket Corp.	580,532
20,152	Perimeter Solutions, Inc. (a)	473,773

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
5,000	Sensient Technologies Corp.	$471,450
366	Solstice Advanced Materials, Inc. (a)	16,496
		2,687,220
	Commercial Services & Supplies — 1.0%
3,404	Brady Corp., Class A	258,398
5,726	Cimpress PLC (a)	396,296
1,347	Clean Harbors, Inc. (a)	283,557
13,052	CoreCivic, Inc. (a)	241,854
4,321	GEO Group (The), Inc. (a)	73,327
1,818	MSA Safety, Inc.	285,480
15,678	OPENLANE, Inc. (a)	414,213
23,279	Pitney Bowes, Inc.	229,996
1,345	Republic Services, Inc.	280,083
10,795	Rollins, Inc.	621,900
2,871	Waste Management, Inc.	573,540
		3,658,644
	Communications Equipment — 2.1%
13,921	Applied Optoelectronics, Inc. (a) (b)	495,031
10,880	Arista Networks, Inc. (a)	1,715,667
7,646	Calix, Inc. (a)	523,139
5,369	Ciena Corp. (a)	1,019,681
9,268	Cisco Systems, Inc.	677,584
29,148	CommScope Holding Co., Inc. (a)	504,260
4,950	Digi International, Inc. (a)	181,566
17,480	Extreme Networks, Inc. (a)	332,470
3,924	F5, Inc. (a)	992,968
4,807	Lumentum Holdings, Inc. (a)	968,899
675	Motorola Solutions, Inc.	274,529
		7,685,794
	Construction & Engineering — 4.1%
36,900	API Group Corp. (a)	1,358,658
1,671	Argan, Inc.	511,677
12,547	Centuri Holdings, Inc. (a)	253,324
1,921	Comfort Systems USA, Inc.	1,854,879
6,158	Construction Partners, Inc., Class A (a)	704,167
2,681	Dycom Industries, Inc. (a)	771,565
2,441	EMCOR Group, Inc.	1,649,579
7,133	Granite Construction, Inc.	734,057
1,967	IES Holdings, Inc. (a)	770,828
1,858	Limbach Holdings, Inc. (a)	175,544
7,449	MasTec, Inc. (a)	1,520,788
2,169	MYR Group, Inc. (a)	472,191
5,695	Primoris Services Corp.	805,956
Shares	Description	Value

	Construction & Engineering (Continued)
3,825	Quanta Services, Inc.	$1,717,922
2,302	Sterling Infrastructure, Inc. (a)	869,926
6,879	Tutor Perini Corp. (a)	463,370
		14,634,431
	Construction Materials — 0.6%
1,469	Martin Marietta Materials, Inc.	900,644
2,744	United States Lime & Minerals, Inc.	321,652
3,011	Vulcan Materials Co.	871,684
		2,093,980
	Consumer Finance — 1.5%
3,818	American Express Co.	1,377,267
670	Credit Acceptance Corp. (a) (b)	299,718
1,811	Dave, Inc. (a)	433,409
3,921	Enova International, Inc. (a)	468,834
3,949	FirstCash Holdings, Inc.	625,916
5,651	SLM Corp.	151,729
60,004	SoFi Technologies, Inc. (a)	1,780,919
9,237	Upstart Holdings, Inc. (a) (b)	438,942
		5,576,734
	Consumer Staples Distribution & Retail — 0.7%
4,554	Chefs’ Warehouse (The), Inc. (a)	268,686
685	Costco Wholesale Corp.	624,343
4,255	Maplebear, Inc. (a)	156,839
2,837	Sprouts Farmers Market, Inc. (a)	224,010
12,306	Walmart, Inc.	1,245,121
		2,518,999
	Diversified Consumer Services — 1.2%
4,051	Adtalem Global Education, Inc. (a)	397,079
30,825	Coursera, Inc. (a)	259,546
5,496	Driven Brands Holdings, Inc. (a)	78,868
486	Duolingo, Inc. (a)	131,531
11,623	Frontdoor, Inc. (a)	772,116
2,850	Grand Canyon Education, Inc. (a)	536,655
11,445	Laureate Education, Inc. (a)	332,248
12,565	OneSpaWorld Holdings Ltd.	292,387
11,981	Perdoceo Education Corp.	380,517
3,759	Service Corp. International	313,914
4,201	Stride, Inc. (a)	285,836
12,630	Udemy, Inc. (a)	71,928
11,090	Universal Technical Institute, Inc. (a)	329,595
		4,182,220
	Diversified REITs — 0.1%
4,867	Alexander & Baldwin, Inc.	77,726

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified REITs (Continued)
4,955	Broadstone Net Lease, Inc.	$88,793
10,890	Global Net Lease, Inc.	82,982
2,315	WP Carey, Inc.	152,790
		402,291
	Diversified Telecommunication Services — 0.8%
12,748	AST SpaceMobile, Inc. (a) (b)	1,023,027
9,919	Globalstar, Inc. (a)	539,693
3,450	IDT Corp., Class B	174,777
42,768	Liberty Latin America Ltd., Class C (a)	338,295
76,675	Lumen Technologies, Inc. (a)	788,219
		2,864,011
	Electric Utilities — 0.5%
3,854	Constellation Energy Corp.	1,452,958
3,551	IDACORP, Inc.	458,150
		1,911,108
	Electrical Equipment — 3.6%
7,597	American Superconductor Corp. (a)	449,970
1,642	AMETEK, Inc.	331,865
9,248	Bloom Energy Corp., Class A (a) (b)	1,222,216
2,475	Eaton Corp. PLC	944,361
4,834	Emerson Electric Co.	674,681
18,102	Enovix Corp. (a) (b)	217,043
39,614	Eos Energy Enterprises, Inc. (a) (b)	635,012
2,578	GE Vernova, Inc.	1,508,491
1,474	Hubbell, Inc.	692,780
10,570	NEXTracker, Inc., Class A (a)	1,069,895
17,380	NuScale Power Corp. (a) (b)	779,841
113,998	Plug Power, Inc. (a) (b)	306,655
1,480	Powell Industries, Inc.	567,417
4,594	Power Solutions International, Inc. (a)	393,338
2,650	Rockwell Automation, Inc.	976,154
10,509	Vertiv Holdings Co., Class A	2,026,766
3,630	Vicor Corp. (a)	329,350
		13,125,835
	Electronic Equipment, Instruments & Components — 2.5%
18,318	Aeva Technologies, Inc. (a)	299,316
12,811	Amphenol Corp., Class A	1,785,085
10,648	Arlo Technologies, Inc. (a)	205,932
3,199	Bel Fuse, Inc., Class B	492,614
11,773	Coherent Corp. (a)	1,553,565
59,762	Evolv Technologies Holdings, Inc. (a)	462,558
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
2,511	Itron, Inc. (a)	$251,929
26,899	Mirion Technologies, Inc. (a)	790,024
8,404	Napco Security Technologies, Inc.	371,037
15,228	nLight, Inc. (a)	502,676
3,138	OSI Systems, Inc. (a)	873,807
13,344	Ouster, Inc. (a)	445,156
13,578	TTM Technologies, Inc. (a)	912,441
		8,946,140
	Energy Equipment & Services — 0.4%
17,836	Archrock, Inc.	450,716
7,184	Kodiak Gas Services, Inc.	264,946
11,288	Solaris Energy Infrastructure, Inc.	600,860
		1,316,522
	Entertainment — 2.3%
30,530	AMC Entertainment Holdings, Inc., Class A (a)	79,073
2,129	Atlanta Braves Holdings, Inc., Class C (a)	86,693
9,479	Cinemark Holdings, Inc.	256,028
6,288	Electronic Arts, Inc.	1,257,977
2,956	Liberty Media Corp.-Liberty Formula One, Class C (a)	295,157
7,762	Live Nation Entertainment, Inc. (a)	1,160,652
3,990	Madison Square Garden Entertainment Corp. (a)	176,198
1,378	Madison Square Garden Sports Corp. (a)	295,429
529	Netflix, Inc. (a)	591,877
11,445	ROBLOX Corp., Class A (a)	1,301,525
7,811	Roku, Inc. (a)	828,981
2,454	Take-Two Interactive Software, Inc. (a)	629,132
3,098	TKO Group Holdings, Inc.	583,663
5,538	Walt Disney (The) Co.	623,690
		8,166,075
	Financial Services — 1.6%
17,354	Affirm Holdings, Inc. (a)	1,247,405
5,343	EVERTEC, Inc.	152,115
1,074	Federal Agricultural Mortgage Corp., Class C	170,379
26,659	Flywire Corp. (a)	355,098
50,306	Marqeta, Inc., Class A (a)	227,886
1,115	Mastercard, Inc., Class A	615,469
11,796	Paymentus Holdings, Inc., Class A (a)	337,366
11,072	Remitly Global, Inc. (a)	177,595

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
7,867	Sezzle, Inc. (a)	$515,682
2,021	Shift4 Payments, Inc., Class A (a) (b)	139,651
25,367	Toast, Inc., Class A (a)	916,763
904	Visa, Inc., Class A	308,029
2,979	WEX, Inc. (a)	434,577
		5,598,015
	Food Products — 0.2%
905	Marzetti (The) Company	141,895
6,336	Tootsie Roll Industries, Inc.	223,598
8,772	Vital Farms, Inc. (a)	288,160
		653,653
	Gas Utilities — 0.1%
1,972	Chesapeake Utilities Corp.	250,996
	Ground Transportation — 0.8%
3,896	Avis Budget Group, Inc. (a) (b)	530,129
53,083	Hertz Global Holdings, Inc. (a) (b)	272,316
35,533	Lyft, Inc., Class A (a)	727,005
12,945	Uber Technologies, Inc. (a)	1,249,192
		2,778,642
	Health Care Equipment & Supplies — 1.9%
2,305	Abbott Laboratories	284,944
31,032	Alphatec Holdings, Inc. (a)	589,298
8,525	Artivion, Inc. (a)	386,779
7,535	AtriCure, Inc. (a)	260,334
3,162	Boston Scientific Corp. (a)	318,477
3,970	Edwards Lifesciences Corp. (a)	327,327
2,731	Globus Medical, Inc., Class A (a)	164,925
1,450	IDEXX Laboratories, Inc. (a)	912,789
3,000	Insulet Corp. (a)	939,030
3,638	iRhythm Technologies, Inc. (a)	681,397
1,012	LeMaitre Vascular, Inc.	87,649
1,235	Penumbra, Inc. (a)	280,802
2,316	ResMed, Inc.	571,774
1,248	STERIS PLC	294,154
835	Stryker Corp.	297,460
2,788	TransMedics Group, Inc. (a)	366,734
443	UFP Technologies, Inc. (a)	85,340
		6,849,213
	Health Care Providers & Services — 2.3%
2,251	Addus HomeCare Corp. (a)	263,119
25,857	Alignment Healthcare, Inc. (a)	435,949
15,264	BrightSpring Health Services, Inc. (a)	504,475
Shares	Description	Value

	Health Care Providers & Services (Continued)
42,617	Brookdale Senior Living, Inc. (a)	$395,060
8,623	Concentra Group Holdings Parent, Inc.	171,770
2,354	DaVita, Inc. (a)	280,173
4,926	Encompass Health Corp.	560,825
3,621	Ensign Group (The), Inc.	652,142
3,350	GeneDx Holdings Corp. (a)	458,648
12,517	Guardant Health, Inc. (a)	1,164,331
3,301	HealthEquity, Inc. (a)	312,209
27,950	Hims & Hers Health, Inc. (a)	1,270,607
32,815	LifeStance Health Group, Inc. (a)	160,794
14,496	Privia Health Group, Inc. (a)	352,253
12,342	Progyny, Inc. (a)	230,919
8,210	RadNet, Inc. (a)	623,878
4,249	U.S. Physical Therapy, Inc.	366,561
		8,203,713
	Health Care REITs — 0.8%
11,170	American Healthcare REIT, Inc.	506,224
9,021	CareTrust REIT, Inc.	312,578
8,675	Healthcare Realty Trust, Inc.	153,721
2,402	LTC Properties, Inc.	84,262
1,114	National Health Investors, Inc.	83,004
3,705	Omega Healthcare Investors, Inc.	155,721
8,392	Sabra Health Care REIT, Inc.	149,545
4,411	Ventas, Inc.	325,488
7,119	Welltower, Inc.	1,288,824
		3,059,367
	Health Care Technology — 0.6%
14,769	Certara, Inc. (a)	171,763
8,553	Doximity, Inc., Class A (a)	564,498
3,764	Phreesia, Inc. (a)	85,217
8,997	Schrodinger, Inc. (a)	189,297
3,109	Veeva Systems, Inc., Class A (a)	905,341
8,250	Waystar Holding Corp. (a)	295,763
		2,211,879
	Hotels, Restaurants & Leisure — 5.2%
2,542	Airbnb, Inc., Class A (a)	321,665
118	Booking Holdings, Inc.	599,173
9,047	Boyd Gaming Corp.	704,490
2,470	Brinker International, Inc. (a)	268,390
43,869	Carnival Corp. (a)	1,264,743
4,861	Cheesecake Factory (The), Inc. (b)	242,078
1,612	Churchill Downs, Inc.	159,910
3,331	Darden Restaurants, Inc.	600,080
715	Domino’s Pizza, Inc.	284,899
4,663	DoorDash, Inc., Class A (a)	1,186,127

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
16,955	DraftKings, Inc., Class A (a)	$518,653
2,988	Dutch Bros, Inc., Class A (a)	165,953
7,417	Expedia Group, Inc.	1,631,740
11,540	First Watch Restaurant Group, Inc. (a)	190,295
3,646	Flutter Entertainment PLC (a)	848,023
32,873	Global Business Travel Group I (a) (b)	258,382
2,444	Hilton Worldwide Holdings, Inc.	628,010
2,204	Hyatt Hotels Corp., Class A	302,852
1,490	Kura Sushi USA, Inc., Class A (a) (b)	84,826
23,578	Las Vegas Sands Corp.	1,399,354
5,667	Life Time Group Holdings, Inc. (a)	140,145
1,864	Light & Wonder, Inc. (a)	135,513
2,435	Marriott International, Inc., Class A	634,512
3,410	Monarch Casino & Resort, Inc.	307,139
25,403	Norwegian Cruise Line Holdings Ltd. (a)	569,535
3,748	Papa John’s International, Inc.	190,436
3,014	Planet Fitness, Inc., Class A (a)	273,340
4,350	Red Rock Resorts, Inc., Class A	231,898
3,920	Royal Caribbean Cruises Ltd.	1,124,374
22,031	Rush Street Interactive, Inc. (a)	373,646
1,671	Shake Shack, Inc., Class A (a)	161,268
15,615	Sharplink Gaming, Inc. (a) (b)	216,112
1,883	Texas Roadhouse, Inc.	308,021
13,147	Travel + Leisure Co.	825,369
5,138	United Parks & Resorts, Inc. (a)	248,679
1,958	Wyndham Hotels & Resorts, Inc.	143,776
6,097	Wynn Resorts Ltd.	725,482
4,172	Yum! Brands, Inc.	576,612
		18,845,500
	Household Durables — 0.3%
5,151	Garmin Ltd.	1,102,005
	Independent Power and Renewable Electricity Producers — 1.0%
4,875	Ormat Technologies, Inc.	518,554
3,727	Talen Energy Corp. (a)	1,489,980
8,092	Vistra Corp.	1,523,723
		3,532,257
	Industrial Conglomerates — 0.1%
1,467	Honeywell International, Inc.	295,351
Shares	Description	Value

	Industrial REITs — 0.1%
3,039	First Industrial Realty Trust, Inc.	$167,996
2,696	Prologis, Inc.	334,547
		502,543
	Insurance — 0.9%
3,274	Bowhead Specialty Holdings, Inc. (a)	78,445
1,384	HCI Group, Inc.	282,350
368	Kinsale Capital Group, Inc.	147,005
8,429	Lemonade, Inc. (a) (b)	506,414
19,068	Oscar Health, Inc., Class A (a)	343,224
758	Palomar Holdings, Inc. (a)	86,420
1,127	Primerica, Inc.	292,873
2,568	Progressive (The) Corp.	529,008
2,968	Root, Inc., Class A (a)	238,983
19,954	SiriusPoint Ltd. (a)	363,163
3,795	Skyward Specialty Insurance Group, Inc. (a)	173,014
4,170	Trupanion, Inc. (a)	166,758
94	White Mountains Insurance Group Ltd.	179,029
		3,386,686
	Interactive Media & Services — 1.6%
6,521	Alphabet, Inc., Class A	1,833,640
7,135	Cargurus, Inc. (a)	250,581
86,979	fuboTV, Inc., Class A (a)	328,781
13,286	Match Group, Inc.	429,669
1,261	Meta Platforms, Inc., Class A	817,569
9,596	Pinterest, Inc., Class A (a)	317,628
6,893	Reddit, Inc., Class A (a)	1,440,293
12,229	Rumble, Inc. (a) (b)	83,891
2,838	Yelp, Inc. (a)	93,597
24,346	ZoomInfo Technologies, Inc. (a)	273,162
		5,868,811
	IT Services — 2.3%
15,735	Applied Digital Corp. (a)	545,375
27,681	BigBear.ai Holdings, Inc. (a) (b)	191,553
5,910	Cloudflare, Inc., Class A (a)	1,497,003
5,283	DigitalOcean Holdings, Inc. (a)	214,807
31,066	Fastly, Inc., Class A (a)	257,537
2,247	International Business Machines Corp.	690,750
5,209	Kyndryl Holdings, Inc. (a)	150,644
4,086	MongoDB, Inc. (a)	1,470,225
3,367	Okta, Inc. (a)	308,181
5,623	Snowflake, Inc. (a)	1,545,650
9,253	Twilio, Inc., Class A (a)	1,248,045
1,104	VeriSign, Inc.	264,739
		8,384,509
	Leisure Products — 0.3%
7,971	Acushnet Holdings Corp.	616,397

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Leisure Products (Continued)
4,124	Hasbro, Inc.	$314,703
40,107	Peloton Interactive, Inc., Class A (a)	291,177
		1,222,277
	Life Sciences Tools & Services — 0.7%
30,161	Adaptive Biotechnologies Corp. (a)	523,595
3,471	BioLife Solutions, Inc. (a)	96,737
1,521	Medpace Holdings, Inc. (a)	889,648
162	OmniAb, Inc. - 12.5 Earnout Shares (a) (c) (d) (e)	0
162	OmniAb, Inc. - 15 Earnout Shares (a) (c) (d) (e)	0
1,170	Repligen Corp. (a)	174,400
7,752	Tempus AI, Inc. (a) (b)	696,517
		2,380,897
	Machinery — 4.0%
464	Alamo Group, Inc.	82,926
8,006	Atmus Filtration Technologies, Inc.	364,113
7,840	Blue Bird Corp. (a)	391,686
2,658	Caterpillar, Inc.	1,534,357
8,813	CECO Environmental Corp. (a)	430,868
1,699	Crane Co.	322,810
2,159	Enerpac Tool Group Corp.	88,605
1,400	Esab Corp.	163,548
2,964	ESCO Technologies, Inc.	650,509
5,258	Federal Signal Corp.	620,602
5,887	Flowserve Corp.	401,788
7,778	Gorman-Rupp (The) Co.	349,777
1,184	Illinois Tool Works, Inc.	288,801
3,500	ITT, Inc.	647,745
3,341	JBT Marel Corp.	421,300
1,990	Lincoln Electric Holdings, Inc.	466,556
117,196	Microvast Holdings, Inc. (a) (b)	638,718
18,388	Mueller Water Products, Inc., Class A	471,836
1,222	Parker-Hannifin Corp.	944,398
802	RBC Bearings, Inc. (a)	343,681
7,962	REV Group, Inc.	408,212
2,512	SPX Technologies, Inc. (a)	562,412
1,703	Standex International Corp.	397,191
14,510	Symbotic, Inc. (a) (b)	1,174,584
3,158	Trinity Industries, Inc.	86,434
1,680	Watts Water Technologies, Inc., Class A	457,968
Shares	Description	Value

	Machinery (Continued)
3,163	Westinghouse Air Brake Technologies Corp.	$646,644
6,279	Xylem, Inc.	947,187
		14,305,256
	Media — 0.4%
7,390	DoubleVerify Holdings, Inc. (a)	84,098
10,242	EchoStar Corp., Class A (a)	766,819
12,195	Magnite, Inc. (a)	218,047
5,450	New York Times (The) Co., Class A	310,595
		1,379,559
	Metals & Mining — 1.3%
41,689	Coeur Mining, Inc. (a)	715,800
64,635	Hecla Mining Co.	831,852
28,762	Ivanhoe Electric, Inc. (a)	425,390
11,661	MP Materials Corp. (a)	735,693
18,803	Newmont Corp.	1,522,479
2,339	Royal Gold, Inc.	408,834
		4,640,048
	Mortgage REITs — 0.1%
5,926	ARMOUR Residential REIT, Inc. (b)	96,119
6,821	Ellington Financial, Inc.	90,856
7,222	PennyMac Mortgage Investment Trust	86,953
		273,928
	Multi-Utilities — 0.2%
7,598	Public Service Enterprise Group, Inc.	612,095
	Office REITs — 0.0%
3,859	Vornado Realty Trust	146,411
	Oil, Gas & Consumable Fuels — 1.0%
16,092	Antero Midstream Corp.	277,587
14,554	Calumet, Inc. (a)	284,676
2,018	Centrus Energy Corp., Class A (a) (b)	741,534
15,776	Comstock Resources, Inc. (a)	295,800
2,767	DT Midstream, Inc.	302,959
1,843	Targa Resources Corp.	283,896
58,627	Uranium Energy Corp. (a)	887,026
10,010	Williams (The) Cos., Inc.	579,279
		3,652,757
	Passenger Airlines — 0.6%
12,569	Alaska Air Group, Inc. (a)	524,504
27,832	American Airlines Group, Inc. (a)	365,434
40,879	Frontier Group Holdings, Inc. (a) (b)	157,793

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Passenger Airlines (Continued)
29,074	Joby Aviation, Inc. (a)	$504,143
6,218	SkyWest, Inc. (a)	624,785
		2,176,659
	Personal Care Products — 0.2%
4,723	elf Beauty, Inc. (a)	576,867
	Pharmaceuticals — 1.4%
36,060	Amneal Pharmaceuticals, Inc. (a)	390,169
4,926	ANI Pharmaceuticals, Inc. (a)	446,296
29,548	Avadel Pharmaceuticals PLC (a)	558,162
3,864	Axsome Therapeutics, Inc. (a)	521,601
5,646	Corcept Therapeutics, Inc. (a)	414,812
2,126	Crinetics Pharmaceuticals, Inc. (a)	92,481
9,365	Harrow, Inc. (a) (b)	353,716
3,560	Jazz Pharmaceuticals PLC (a)	489,998
2,547	Ligand Pharmaceuticals, Inc. (a)	487,266
15,873	Liquidia Corp. (a)	386,666
15,439	Ocular Therapeutix, Inc. (a)	180,019
10,307	Pacira BioSciences, Inc. (a)	220,364
6,074	Tarsus Pharmaceuticals, Inc. (a)	417,952
		4,959,502
	Professional Services — 1.8%
8,145	Barrett Business Services, Inc.	329,628
3,889	Broadridge Financial Solutions, Inc.	857,136
1,672	CBIZ, Inc. (a)	91,960
1,731	CRA International, Inc.	329,738
4,126	CSG Systems International, Inc.	322,942
1,203	Equifax, Inc.	253,953
7,105	ExlService Holdings, Inc. (a)	277,806
11,727	First Advantage Corp. (a) (b)	148,112
1,810	Huron Consulting Group, Inc. (a)	297,636
5,855	Innodata, Inc. (a) (b)	436,842
25,589	Legalzoom.com, Inc. (a)	255,122
5,659	Parsons Corp. (a)	470,489
751	Paycom Software, Inc.	140,505
34,761	Planet Labs PBC (a)	467,535
3,685	TransUnion	299,148
6,622	UL Solutions, Inc., Class A	515,655
19,438	Upwork, Inc. (a)	309,842
6,333	Verra Mobility Corp. (a)	146,989
4,666	Willdan Group, Inc. (a)	440,984
		6,392,022
	Real Estate Management & Development — 0.3%
3,659	CoStar Group, Inc. (a)	251,776
Shares	Description	Value

	Real Estate Management & Development (Continued)
1,789	St. Joe (The) Co.	$101,579
12,020	Zillow Group, Inc., Class C (a)	901,260
		1,254,615
	Residential REITs — 0.0%
5,251	Elme Communities	86,379
	Retail REITs — 0.5%
378	Alexander’s, Inc.	83,512
5,651	Brixmor Property Group, Inc.	147,830
3,970	Curbline Properties Corp.	91,548
14,129	Kimco Realty Corp.	291,905
8,594	Macerich (The) Co.	147,387
9,993	NETSTREIT Corp. (b)	186,070
5,078	Realty Income Corp.	294,422
1,645	Simon Property Group, Inc.	289,125
2,616	Tanger, Inc.	85,177
4,325	Urban Edge Properties	83,170
		1,700,146
	Semiconductors & Semiconductor Equipment — 6.0%
11,531	ACM Research, Inc., Class A (a)	478,075
7,839	Advanced Micro Devices, Inc. (a)	2,007,725
4,374	Ambarella, Inc. (a)	372,796
8,097	Astera Labs, Inc. (a)	1,511,548
4,805	Broadcom, Inc.	1,776,072
10,887	Credo Technology Group Holding Ltd. (a)	2,042,619
5,751	First Solar, Inc. (a)	1,535,172
2,596	Impinj, Inc. (a)	524,807
859	KLA Corp.	1,038,308
11,840	Lam Research Corp.	1,864,326
4,267	Lattice Semiconductor Corp. (a)	311,320
2,513	MACOM Technology Solutions Holdings, Inc. (a)	372,251
15,086	Marvell Technology, Inc.	1,414,162
1,377	Monolithic Power Systems, Inc.	1,383,885
36,789	Navitas Semiconductor Corp. (a) (b)	495,180
8,497	NVIDIA Corp.	1,720,558
7,506	Rambus, Inc. (a)	771,917
21,003	Rigetti Computing, Inc. (a)	929,803
2,386	Silicon Laboratories, Inc. (a)	312,757
2,596	SiTime Corp. (a)	751,905
		21,615,186
	Software — 8.4%
9,944	A10 Networks, Inc.	177,401
8,892	ACI Worldwide, Inc. (a)	423,526
15,810	Adeia, Inc.	269,402
1,715	Agilysys, Inc. (a)	215,164

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,668	Alarm.com Holdings, Inc. (a)	$82,099
8,259	Amplitude, Inc., Class A (a)	83,003
1,702	Appfolio, Inc., Class A (a)	433,040
5,904	Appian Corp., Class A (a)	176,707
2,206	AppLovin Corp., Class A (a)	1,405,950
6,627	Asana, Inc., Class A (a)	93,109
1,996	Autodesk, Inc. (a)	601,475
10,421	AvePoint, Inc. (a)	146,623
5,997	Bentley Systems, Inc., Class B	304,828
8,859	BILL Holdings, Inc. (a)	439,938
1,377	Blackbaud, Inc. (a)	88,183
1,667	BlackLine, Inc. (a)	95,436
4,847	Box, Inc., Class A (a)	155,540
3,113	Braze, Inc., Class A (a)	89,219
3,611	Cadence Design Systems, Inc. (a)	1,223,010
28,671	Cipher Mining, Inc. (a)	534,714
31,117	Cleanspark, Inc. (a)	553,883
7,957	Clear Secure, Inc., Class A	242,450
2,486	Commvault Systems, Inc. (a)	346,101
1,889	Crowdstrike Holdings, Inc., Class A (a)	1,025,746
6,504	Datadog, Inc., Class A (a)	1,058,916
4,282	Docusign, Inc. (a)	313,185
20,711	Dropbox, Inc., Class A (a)	600,619
3,703	Elastic N.V. (a)	330,382
3,659	Five9, Inc. (a)	88,841
7,522	Freshworks, Inc., Class A (a)	83,494
22,336	Gen Digital, Inc.	588,777
3,470	Gitlab, Inc., Class A (a)	169,163
2,759	Guidewire Software, Inc. (a)	644,613
2,265	InterDigital, Inc.	819,839
452	Intuit, Inc.	301,733
8,274	Jamf Holding Corp. (a)	106,321
7,357	Life360, Inc. (a)	726,209
6,650	LiveRamp Holdings, Inc. (a)	181,811
25,698	MARA Holdings, Inc. (a) (b)	469,502
1,224	Microsoft Corp.	633,799
3,266	nCino, Inc. (a)	87,137
18,574	NextNav, Inc. (a)	247,963
8,524	Nutanix, Inc., Class A (a)	607,250
4,509	Oracle Corp.	1,184,108
5,359	PagerDuty, Inc. (a)	86,066
8,690	Palantir Technologies, Inc., Class A (a)	1,742,084
3,114	Palo Alto Networks, Inc. (a)	685,827
10,881	Pegasystems, Inc.	692,576
21,512	Porch Group, Inc. (a)	323,756
4,290	Procore Technologies, Inc. (a)	316,688
2,016	Progress Software Corp. (a)	85,962
Shares	Description	Value

	Software (Continued)
4,562	PTC, Inc. (a)	$905,739
1,182	Qualys, Inc. (a)	145,693
6,368	RingCentral, Inc., Class A (a)	191,804
41,098	Riot Platforms, Inc. (a)	812,918
5,705	Rubrik, Inc., Class A (a)	429,415
8,882	SentinelOne, Inc., Class A (a)	158,544
335	ServiceNow, Inc. (a)	307,959
48,637	SoundHound AI, Inc., Class A (a) (b)	856,984
11,469	Sprinklr, Inc., Class A (a)	88,541
39,510	Terawulf, Inc. (a) (b)	612,405
35,071	UiPath, Inc., Class A (a)	556,226
11,720	Unity Software, Inc. (a)	444,188
8,165	Varonis Systems, Inc. (a)	287,653
1,282	Workday, Inc., Class A (a)	307,577
3,086	Workiva, Inc. (a)	262,341
42,366	Yext, Inc. (a)	358,840
13,368	Zeta Global Holdings Corp., Class A (a)	240,490
3,091	Zscaler, Inc. (a)	1,023,554
		30,374,039
	Specialized REITs — 0.1%
2,697	EPR Properties	132,207
1,278	Lamar Advertising Co., Class A	151,558
9,851	Outfront Media, Inc.	174,264
		458,029
	Specialty Retail — 2.6%
216	AutoZone, Inc. (a)	793,677
3,776	Boot Barn Holdings, Inc. (a)	716,118
3,639	Burlington Stores, Inc. (a)	995,594
4,203	Carvana Co. (a)	1,288,388
5,056	Five Below, Inc. (a)	795,157
15,458	National Vision Holdings, Inc. (a)	398,043
11,764	O’Reilly Automotive, Inc. (a)	1,110,992
8,775	TJX (The) Cos., Inc.	1,229,728
10,949	Urban Outfitters, Inc. (a)	707,415
4,356	Valvoline, Inc. (a)	143,792
13,088	Warby Parker, Inc., Class A (a)	256,394
8,755	Wayfair, Inc., Class A (a)	906,230
534	Winmark Corp.	215,293
		9,556,821
	Technology Hardware, Storage & Peripherals — 2.0%
2,490	Apple, Inc.	673,221
12,758	CompoSecure, Inc., Class A (a)	253,374
4,658	Diebold Nixdorf, Inc. (a)	275,521
12,717	IonQ, Inc. (a)	793,286
18,916	Pure Storage, Inc., Class A (a)	1,867,009
9,804	Quantum Computing, Inc. (a)	163,825

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
6,716	Seagate Technology Holdings PLC	$1,718,490
26,455	Super Micro Computer, Inc. (a)	1,374,602
		7,119,328
	Textiles, Apparel & Luxury Goods — 0.6%
2,494	Ralph Lauren Corp.	797,232
14,002	Tapestry, Inc.	1,537,700
		2,334,932
	Tobacco — 0.3%
9,599	Altria Group, Inc.	541,192
1,903	Philip Morris International, Inc.	274,660
3,651	Turning Point Brands, Inc.	328,225
		1,144,077
	Trading Companies & Distributors — 2.0%
2,397	Applied Industrial Technologies, Inc.	616,245
8,717	Core & Main, Inc., Class A (a)	454,853
70,281	Custom Truck One Source, Inc. (a)	413,955
8,830	Distribution Solutions Group, Inc. (a)	241,412
3,789	DXP Enterprises, Inc. (a)	453,354
18,886	Fastenal Co.	777,159
9,501	FTAI Aviation Ltd.	1,642,723
2,685	GATX Corp.	421,142
1,539	McGrath RentCorp	165,350
8,207	QXO, Inc. (a) (b)	145,018
1,329	United Rentals, Inc.	1,157,798
1,317	Willis Lease Finance Corp.	169,077
8,284	Xometry, Inc., Class A (a)	403,348
		7,061,434
	Wireless Telecommunication Services — 0.2%
30,921	Gogo, Inc. (a)	281,381
2,649	T-Mobile US, Inc.	556,423
		837,804
	Total Common Stocks	361,030,588
	(Cost $289,966,647)
MONEY MARKET FUNDS — 0.1%
208,552	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.94% (f)	208,552
	(Cost $208,552)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.8%
$13,750,042	Mizuho Financial Group, Inc., 4.16% (f), dated 10/31/25, due 11/03/25, with a maturity value of $13,754,809. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.63%, due 06/15/26 to 02/15/35. The value of the collateral including accrued interest is $14,025,046. (g)	$13,750,042
	(Cost $13,750,042)

	Total Investments — 103.9%	374,989,182
	(Cost $303,925,241)
	Net Other Assets and Liabilities — (3.9)%	(13,934,700)
	Net Assets — 100.0%	$361,054,482

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $13,833,332 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $13,750,042. On
October 31, 2025, the last business day of the period, there was sufficient collateral based on the end of day market
value from the prior business day; however, as a result of
market movement from October 30 to October 31, the value
of the related securities loaned was above the collateral value received.

(c)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(d)
This security is fair valued by First Trust Advisors L.P.’s
(the “Advisor”) Pricing Committee in accordance with
procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act
of 1940 and rules thereunder, as amended. At October 31,
2025, securities noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Rate shown reflects yield as of October 31, 2025.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$2,380,897	$2,380,897	$—	$— **
Other Industry Categories*	358,649,691	358,649,691	—	—
Money Market Funds	208,552	208,552	—	—
Repurchase Agreements	13,750,042	—	13,750,042	—
Total Investments	$374,989,182	$361,239,140	$13,750,042	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of October 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	162	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	162	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.6%
2,011	Huntington Ingalls Industries, Inc.	$647,582
6,853	Textron, Inc.	553,791
		1,201,373
	Automobile Components — 1.5%
13,171	BorgWarner, Inc.	565,826
30,689	Gentex Corp.	719,657
14,387	Lear Corp.	1,505,600
		2,791,083
	Automobiles — 0.6%
11,168	Thor Industries, Inc.	1,165,381
	Banks — 8.7%
7,898	Ameris Bancorp	565,655
8,203	Atlantic Union Bankshares Corp.	266,762
6,840	Axos Financial, Inc. (a)	533,383
28,393	Bank OZK	1,277,401
7,793	BOK Financial Corp.	814,992
23,135	Cadence Bank	873,115
22,494	Columbia Banking System, Inc.	602,839
8,450	Comerica, Inc.	646,425
12,804	First Horizon Corp.	273,493
53,910	FNB Corp.	847,465
13,871	Hancock Whitney Corp.	792,173
20,459	Home BancShares, Inc.	546,460
12,633	International Bancshares Corp.	838,579
4,559	Popular, Inc.	508,192
17,453	Prosperity Bancshares, Inc.	1,148,756
5,856	SouthState Bank Corp.	519,134
2,446	UMB Financial Corp.	261,429
15,560	United Bankshares, Inc.	556,892
18,469	United Community Banks, Inc.	539,295
81,933	Valley National Bancorp	890,612
14,611	Webster Financial Corp.	833,411
10,015	Western Alliance Bancorp	774,660
6,558	Wintrust Financial Corp.	852,671
15,350	Zions Bancorp N.A.	799,889
		16,563,683
	Beverages — 1.4%
21,381	Brown-Forman Corp., Class B	582,205
4,942	Coca-Cola Consolidated, Inc.	644,338
31,989	Molson Coors Beverage Co., Class B	1,398,559
		2,625,102
	Biotechnology — 1.0%
28,950	Alkermes PLC (a)	888,765
2,072	United Therapeutics Corp. (a)	922,931
		1,811,696
Shares	Description	Value

	Broadline Retail — 0.3%
942	Dillard’s, Inc., Class A	$565,275
	Building Products — 2.1%
3,944	A.O. Smith Corp.	260,264
2,087	Advanced Drainage Systems, Inc.	292,284
7,163	Builders FirstSource, Inc. (a)	832,126
16,267	Fortune Brands Innovations, Inc.	826,364
2,047	Owens Corning	260,604
1,729	Simpson Manufacturing Co., Inc.	305,168
12,386	UFP Industries, Inc.	1,141,122
		3,917,932
	Capital Markets — 2.5%
2,428	Affiliated Managers Group, Inc.	577,767
4,412	Cohen & Steers, Inc.	301,428
16,724	Federated Hermes, Inc.	810,779
25,032	Franklin Resources, Inc.	565,974
50,479	Invesco Ltd.	1,196,352
4,425	Jefferies Financial Group, Inc.	233,773
17,881	Victory Capital Holdings, Inc., Class A	1,113,450
		4,799,523
	Chemicals — 3.2%
30,346	Axalta Coating Systems Ltd. (a)	863,951
19,033	Cabot Corp.	1,284,347
22,958	Eastman Chemical Co.	1,366,460
11,502	Element Solutions, Inc.	307,333
25,825	FMC Corp.	391,765
41,738	Mosaic (The) Co.	1,145,708
11,270	Westlake Corp.	775,489
		6,135,053
	Construction & Engineering — 1.0%
34,407	Fluor Corp. (a)	1,678,029
13,714	WillScot Holdings Corp.	298,280
		1,976,309
	Construction Materials — 0.4%
2,484	Eagle Materials, Inc.	527,403
3,766	Knife River Corp. (a)	227,692
		755,095
	Consumer Finance — 1.1%
29,541	Ally Financial, Inc.	1,151,213
15,382	OneMain Holdings, Inc.	910,460
		2,061,673
	Consumer Staples Distribution & Retail — 0.8%
66,133	Albertsons Cos., Inc., Class A	1,169,893
3,104	BJ’s Wholesale Club Holdings, Inc. (a)	273,959
		1,443,852

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging — 1.8%
1,785	Avery Dennison Corp.	$312,179
2,997	Crown Holdings, Inc.	291,249
73,965	Graphic Packaging Holding Co.	1,182,700
8,189	Sealed Air Corp.	274,413
26,924	Silgan Holdings, Inc.	1,039,805
6,718	Sonoco Products Co.	272,549
		3,372,895
	Distributors — 0.8%
47,397	LKQ Corp.	1,514,808
	Diversified Consumer Services — 1.4%
166,187	ADT, Inc.	1,469,094
22,899	H&R Block, Inc.	1,138,996
		2,608,090
	Electric Utilities — 1.8%
18,770	OGE Energy Corp.	828,508
12,915	Pinnacle West Capital Corp.	1,143,235
32,897	Portland General Electric Co.	1,502,735
		3,474,478
	Electrical Equipment — 0.3%
4,036	Regal Rexnord Corp.	568,632
	Electronic Equipment, Instruments & Components — 1.5%
9,570	Arrow Electronics, Inc. (a)	1,067,533
2,407	Belden, Inc.	293,293
2,515	Sanmina Corp. (a)	344,681
3,536	TD SYNNEX Corp.	553,349
13,795	Vontier Corp.	531,107
		2,789,963
	Energy Equipment & Services — 1.5%
109,245	NOV, Inc.	1,594,977
16,922	Weatherford International PLC	1,246,982
		2,841,959
	Financial Services — 2.9%
22,774	Essent Group Ltd.	1,379,421
13,188	Euronet Worldwide, Inc. (a)	1,000,442
51,022	MGIC Investment Corp.	1,399,023
2,337	PennyMac Financial Services, Inc.	294,018
39,964	Radian Group, Inc.	1,356,378
		5,429,282
	Food Products — 4.7%
14,252	Bunge Global S.A.	1,348,239
15,382	Cal-Maine Foods, Inc.	1,350,540
27,501	Campbell’s (The) Co.	828,605
79,055	Conagra Brands, Inc.	1,358,955
Shares	Description	Value

	Food Products (Continued)
37,512	Darling Ingredients, Inc. (a)	$1,202,260
11,854	Ingredion, Inc.	1,368,070
4,985	Lamb Weston Holdings, Inc.	307,724
10,774	Post Holdings, Inc. (a)	1,119,742
		8,884,135
	Gas Utilities — 2.9%
3,134	National Fuel Gas Co.	247,304
24,050	New Jersey Resources Corp.	1,065,415
14,307	ONE Gas, Inc.	1,147,278
11,086	Southwest Gas Holdings, Inc.	881,337
10,654	Spire, Inc.	920,506
34,816	UGI Corp.	1,163,899
		5,425,739
	Ground Transportation — 2.7%
6,473	J.B. Hunt Transport Services, Inc.	1,093,031
36,636	Knight-Swift Transportation Holdings, Inc.	1,653,016
6,139	Ryder System, Inc.	1,038,903
967	Saia, Inc. (a)	282,848
22,750	U-Haul Holding Co.	1,103,147
		5,170,945
	Health Care Equipment & Supplies — 1.0%
4,624	Align Technology, Inc. (a)	637,557
4,223	Cooper (The) Cos., Inc. (a)	295,230
7,098	Teleflex, Inc.	883,488
		1,816,275
	Health Care Providers & Services — 2.8%
40,569	Centene Corp. (a)	1,434,925
647	Chemed Corp.	279,051
8,724	Henry Schein, Inc. (a)	551,357
7,564	Molina Healthcare, Inc. (a)	1,157,746
10,429	Option Care Health, Inc. (a)	271,467
7,080	Universal Health Services, Inc., Class B	1,536,431
		5,230,977
	Health Care REITs — 0.5%
10,421	Alexandria Real Estate Equities, Inc.	606,711
15,117	Healthpeak Properties, Inc.	271,350
		878,061
	Hotel & Resort REITs — 0.6%
68,037	Host Hotels & Resorts, Inc.	1,089,953
	Hotels, Restaurants & Leisure — 0.8%
32,137	Caesars Entertainment, Inc. (a)	645,954

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
16,705	MGM Resorts International (a)	$535,061
1,936	Vail Resorts, Inc.	287,167
		1,468,182
	Household Durables — 3.9%
1,174	Installed Building Products, Inc.	291,422
22,745	KB Home	1,419,743
19,985	Meritage Homes Corp.	1,350,187
11,228	Mohawk Industries, Inc. (a)	1,275,950
21,928	Taylor Morrison Home Corp. (a)	1,299,672
10,478	Toll Brothers, Inc.	1,414,006
741	TopBuild Corp. (a)	313,058
		7,364,038
	Household Products — 0.5%
35,492	Reynolds Consumer Products, Inc.	867,424
	Independent Power and Renewable Electricity Producers — 0.6%
65,995	AES (The) Corp.	915,351
10,248	Clearway Energy, Inc., Class C	327,218
		1,242,569
	Industrial REITs — 0.3%
47,304	Americold Realty Trust, Inc.	609,749
	Insurance — 7.0%
2,673	Assurant, Inc.	565,928
17,100	Assured Guaranty Ltd.	1,377,918
12,088	Axis Capital Holdings Ltd.	1,132,162
12,462	CNA Financial Corp.	555,182
1,653	Everest Group Ltd.	519,902
4,507	First American Financial Corp.	281,733
6,075	Globe Life, Inc.	798,923
3,188	Hanover Insurance Group (The), Inc.	544,766
22,463	Kemper Corp.	1,010,610
28,713	Lincoln National Corp.	1,205,946
10,244	Mercury General Corp.	791,861
20,450	Old Republic International Corp.	806,957
1,507	Reinsurance Group of America, Inc.	274,967
5,700	RenaissanceRe Holdings Ltd.	1,448,313
10,713	Selective Insurance Group, Inc.	807,117
14,888	Unum Group	1,093,077
		13,215,362
	IT Services — 0.8%
11,464	Akamai Technologies, Inc. (a)	860,946
3,840	EPAM Systems, Inc. (a)	627,994
		1,488,940
Shares	Description	Value

	Leisure Products — 0.7%
68,805	Mattel, Inc. (a)	$1,264,636
	Life Sciences Tools & Services — 1.4%
115,985	Avantor, Inc. (a)	1,370,943
3,097	Bio-Rad Laboratories, Inc., Class A (a)	989,646
3,303	Revvity, Inc.	309,128
		2,669,717
	Machinery — 3.4%
13,643	Allison Transmission Holdings, Inc.	1,126,230
3,041	Franklin Electric Co., Inc.	288,196
1,779	IDEX Corp.	305,027
6,533	Middleby (The) Corp. (a)	811,595
5,726	Mueller Industries, Inc.	606,212
8,928	Oshkosh Corp.	1,100,733
11,684	Stanley Black & Decker, Inc.	791,240
15,403	Timken (The) Co.	1,209,289
3,799	Toro (The) Co.	283,899
		6,522,421
	Media — 0.9%
5,856	Nexstar Media Group, Inc.	1,146,195
7,102	Omnicom Group, Inc.	532,792
		1,678,987
	Metals & Mining — 0.8%
44,010	Alcoa Corp.	1,619,128
	Mortgage REITs — 0.9%
14,324	Annaly Capital Management, Inc.	303,239
127,084	Rithm Capital Corp.	1,394,111
		1,697,350
	Multi-Utilities — 0.6%
18,802	Black Hills Corp.	1,192,611
	Office REITs — 1.0%
30,010	Cousins Properties, Inc.	778,159
27,408	Kilroy Realty Corp.	1,157,988
		1,936,147
	Oil, Gas & Consumable Fuels — 7.4%
34,505	Antero Resources Corp. (a)	1,066,549
59,617	APA Corp.	1,350,325
27,219	California Resources Corp.	1,283,920
14,567	Chord Energy Corp.	1,321,518
45,065	CNX Resources Corp. (a)	1,516,888
10,404	Core Natural Resources, Inc.	821,916
5,531	HF Sinclair Corp.	285,400
60,641	Magnolia Oil & Gas Corp., Class A	1,361,997
32,217	Matador Resources Co.	1,271,283
35,847	Ovintiv, Inc.	1,344,621

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
113,085	Permian Resources Corp.	$1,420,348
30,765	Range Resources Corp.	1,093,696
		14,138,461
	Paper & Forest Products — 0.3%
6,517	Louisiana-Pacific Corp.	567,696
	Pharmaceuticals — 1.0%
57,497	Elanco Animal Health, Inc. (a)	1,273,559
25,999	Perrigo Co. PLC	539,219
		1,812,778
	Professional Services — 3.5%
12,088	Amentum Holdings, Inc. (a)	270,892
8,689	Booz Allen Hamilton Holding Corp.	757,333
1,161	CACI International, Inc., Class A (a)	652,772
1,791	FTI Consulting, Inc. (a)	295,533
20,733	Genpact Ltd.	790,964
12,243	KBR, Inc.	524,490
16,547	Korn Ferry	1,070,591
9,505	Maximus, Inc.	790,056
17,039	Robert Half, Inc.	446,251
11,653	Science Applications International Corp.	1,092,003
		6,690,885
	Real Estate Management & Development — 0.4%
7,046	Howard Hughes Holdings, Inc. (a)	558,607
971	Jones Lang LaSalle, Inc. (a)	296,242
		854,849
	Residential REITs — 0.1%
17,663	Independence Realty Trust, Inc.	281,372
	Semiconductors & Semiconductor Equipment — 1.5%
40,774	Amkor Technology, Inc.	1,316,185
4,621	Cirrus Logic, Inc. (a)	612,976
2,240	Onto Innovation, Inc. (a)	302,310
7,521	Skyworks Solutions, Inc.	584,532
		2,816,003
	Specialty Retail — 6.7%
16,920	Abercrombie & Fitch Co., Class A (a)	1,227,546
5,921	Asbury Automotive Group, Inc. (a)	1,389,067
2,647	AutoNation, Inc. (a)	529,056
44,953	Bath & Body Works, Inc.	1,100,449
Shares	Description	Value

	Specialty Retail (Continued)
7,657	Best Buy Co., Inc.	$628,946
32,260	CarMax, Inc. (a)	1,352,017
2,605	Dick’s Sporting Goods, Inc.	576,877
67,671	Gap (The), Inc.	1,546,282
2,647	Group 1 Automotive, Inc.	1,052,288
4,581	Lithia Motors, Inc.	1,438,801
2,237	Murphy USA, Inc.	801,293
6,659	Penske Automotive Group, Inc.	1,065,906
		12,708,528
	Textiles, Apparel & Luxury Goods — 0.1%
3,465	Crocs, Inc. (a)	283,056
	Trading Companies & Distributors — 1.3%
4,963	Herc Holdings, Inc.	704,994
21,657	Rush Enterprises, Inc., Class A	1,070,073
2,738	WESCO International, Inc.	710,593
		2,485,660
	Water Utilities — 0.4%
21,767	Essential Utilities, Inc.	849,566
	Wireless Telecommunication Services — 1.2%
23,155	Array Digital Infrastructure, Inc.	1,137,374
29,510	Telephone and Data Systems, Inc.	1,145,578
		2,282,952
	Total Common Stocks	189,518,289
	(Cost $182,727,240)
MONEY MARKET FUNDS — 0.2%
429,450	Dreyfus Government Cash Management Fund, Institutional Shares - 4.00% (b)	429,450
	(Cost $429,450)

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$601	Daiwa Capital Markets America, Inc., 4.14% (b), dated 10/31/25, due 11/03/25, with a maturity value of $601. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 02/15/26 to 08/15/54. The value of the collateral including accrued interest is $613. (c)	$601
	(Cost $601)

	Total Investments — 100.1%	189,948,340
	(Cost $183,157,291)
	Net Other Assets and Liabilities — (0.1)%	(283,641)
	Net Assets — 100.0%	$189,664,699

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2025.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$189,518,289	$189,518,289	$—	$—
Money Market Funds	429,450	429,450	—	—
Repurchase Agreements	601	—	601	—
Total Investments	$189,948,340	$189,947,739	$601	$—

*	See Portfolio of Investments for industry breakout.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 3.3%
4,241	AeroVironment, Inc. (a)	$1,568,788
24,624	ATI, Inc. (a)	2,437,037
14,484	BWX Technologies, Inc.	3,093,927
8,157	Carpenter Technology Corp.	2,576,796
29,228	Kratos Defense & Security Solutions, Inc. (a)	2,648,057
58,822	Leonardo DRS, Inc.	2,150,533
8,346	Loar Holdings, Inc. (a)	660,419
		15,135,557
	Automobile Components — 0.5%
17,132	Dorman Products, Inc. (a)	2,297,915
	Banks — 1.7%
10,560	BancFirst Corp.	1,149,561
10,533	Cullen/Frost Bankers, Inc.	1,297,034
18,815	East West Bancorp, Inc.	1,911,604
19,840	First Financial Bankshares, Inc.	612,857
60,832	Old National Bancorp	1,242,798
7,119	Pinnacle Financial Partners, Inc.	606,610
16,581	ServisFirst Bancshares, Inc.	1,165,147
		7,985,611
	Beverages — 0.6%
34,839	Celsius Holdings, Inc. (a)	2,098,353
30,209	Primo Brands Corp.	663,692
		2,762,045
	Biotechnology — 9.5%
125,142	ACADIA Pharmaceuticals, Inc. (a)	2,840,723
8,132	Arcellx, Inc. (a)	733,913
15,323	Avidity Biosciences, Inc. (a)	1,070,312
12,327	BioMarin Pharmaceutical, Inc. (a)	660,357
38,562	Bridgebio Pharma, Inc. (a)	2,415,524
20,603	CRISPR Therapeutics AG (a) (b)	1,318,386
48,591	Cytokinetics, Inc. (a)	3,089,902
24,406	Exact Sciences Corp. (a)	1,578,824
48,497	Exelixis, Inc. (a)	1,875,379
36,413	Halozyme Therapeutics, Inc. (a)	2,373,764
40,821	Ionis Pharmaceuticals, Inc. (a)	3,033,000
11,346	Krystal Biotech, Inc. (a)	2,240,948
7,278	Madrigal Pharmaceuticals, Inc. (a)	3,048,754
35,456	Merus N.V. (a)	3,363,356
19,023	Neurocrine Biosciences, Inc. (a)	2,724,284
54,394	PTC Therapeutics, Inc. (a)	3,715,654
14,296	Revolution Medicines, Inc. (a)	841,177
33,054	Rhythm Pharmaceuticals, Inc. (a)	3,760,223
Shares	Description	Value

	Biotechnology (Continued)
88,253	Roivant Sciences Ltd. (a)	$1,764,178
36,963	TG Therapeutics, Inc. (a)	1,285,573
		43,734,231
	Broadline Retail — 1.1%
50,281	Etsy, Inc. (a)	3,117,422
15,599	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,884,515
		5,001,937
	Building Products — 2.7%
14,290	AAON, Inc. (b)	1,405,993
17,031	Armstrong World Industries, Inc.	3,243,213
17,535	Griffon Corp.	1,297,766
77,308	Resideo Technologies, Inc. (a)	3,308,783
9,978	Tecnoglass, Inc.	594,988
56,784	Zurn Elkay Water Solutions Corp.	2,675,094
		12,525,837
	Capital Markets — 4.5%
9,896	Evercore, Inc., Class A	2,914,966
97,536	Golub Capital BDC, Inc.	1,374,282
13,007	Houlihan Lokey, Inc.	2,329,294
31,500	Main Street Capital Corp. (b)	1,792,980
37,444	Moelis & Co., Class A	2,371,328
15,026	PJT Partners, Inc., Class A	2,420,839
23,605	SEI Investments Company	1,902,799
40,890	StepStone Group, Inc., Class A	2,489,383
23,242	TPG, Inc.	1,279,240
56,420	Virtu Financial, Inc., Class A	1,965,673
		20,840,784
	Chemicals — 1.0%
3,224	NewMarket Corp.	2,475,710
21,342	Sensient Technologies Corp.	2,012,337
		4,488,047
	Commercial Services & Supplies — 0.5%
5,750	Clean Harbors, Inc. (a)	1,210,432
7,760	MSA Safety, Inc.	1,218,553
		2,428,985
	Communications Equipment — 2.3%
32,636	Calix, Inc. (a)	2,232,955
22,916	Ciena Corp. (a)	4,352,207
20,516	Lumentum Holdings, Inc. (a)	4,135,205
		10,720,367
	Construction & Engineering — 4.3%
26,285	Construction Partners, Inc., Class A (a)	3,005,690
11,442	Dycom Industries, Inc. (a)	3,292,893
30,444	Granite Construction, Inc.	3,132,992

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering (Continued)
8,395	IES Holdings, Inc. (a)	$3,289,833
24,308	Primoris Services Corp.	3,440,068
9,827	Sterling Infrastructure, Inc. (a)	3,713,623
		19,875,099
	Consumer Finance — 1.4%
2,860	Credit Acceptance Corp. (a) (b)	1,279,392
16,857	FirstCash Holdings, Inc.	2,671,835
24,120	SLM Corp.	647,622
39,427	Upstart Holdings, Inc. (a) (b)	1,873,571
		6,472,420
	Consumer Staples Distribution & Retail — 0.2%
18,162	Maplebear, Inc. (a)	669,451
	Diversified Consumer Services — 2.3%
17,291	Adtalem Global Education, Inc. (a)	1,694,864
2,074	Duolingo, Inc. (a)	561,307
49,609	Frontdoor, Inc. (a)	3,295,526
12,165	Grand Canyon Education, Inc. (a)	2,290,670
16,045	Service Corp. International	1,339,918
17,930	Stride, Inc. (a)	1,219,957
		10,402,242
	Diversified REITs — 0.2%
9,881	WP Carey, Inc.	652,146
	Diversified Telecommunication Services — 1.7%
54,412	AST SpaceMobile, Inc. (a) (b)	4,366,563
327,271	Lumen Technologies, Inc. (a)	3,364,346
		7,730,909
	Electric Utilities — 0.4%
15,156	IDACORP, Inc.	1,955,427
	Electrical Equipment — 2.9%
39,472	Bloom Energy Corp., Class A (a) (b)	5,216,620
45,117	NEXTracker, Inc., Class A (a)	4,566,743
74,181	NuScale Power Corp. (a) (b)	3,328,501
		13,111,864
	Electronic Equipment, Instruments & Components — 2.6%
10,720	Itron, Inc. (a)	1,075,538
114,812	Mirion Technologies, Inc. (a)	3,372,028
13,393	OSI Systems, Inc. (a)	3,729,415
57,954	TTM Technologies, Inc. (a)	3,894,509
		12,071,490
Shares	Description	Value

	Energy Equipment & Services — 0.4%
76,127	Archrock, Inc.	$1,923,729
	Entertainment — 1.6%
5,882	Madison Square Garden Sports Corp. (a)	1,261,042
33,338	Roku, Inc. (a)	3,538,162
13,223	TKO Group Holdings, Inc.	2,491,213
		7,290,417
	Financial Services — 1.0%
33,579	Sezzle, Inc. (a)	2,201,103
8,626	Shift4 Payments, Inc., Class A (a) (b)	596,057
12,714	WEX, Inc. (a)	1,854,718
		4,651,878
	Food Products — 0.1%
3,864	Marzetti (The) Company	605,837
	Ground Transportation — 1.2%
16,631	Avis Budget Group, Inc. (a) (b)	2,262,980
151,666	Lyft, Inc., Class A (a)	3,103,087
		5,366,067
	Health Care Equipment & Supplies — 1.4%
11,657	Globus Medical, Inc., Class A (a)	703,966
15,527	iRhythm Technologies, Inc. (a)	2,908,207
5,271	Penumbra, Inc. (a)	1,198,467
11,901	TransMedics Group, Inc. (a)	1,565,458
		6,376,098
	Health Care Providers & Services — 3.3%
10,050	DaVita, Inc. (a)	1,196,151
21,024	Encompass Health Corp.	2,393,582
15,457	Ensign Group (The), Inc.	2,783,806
53,428	Guardant Health, Inc. (a)	4,969,872
14,090	HealthEquity, Inc. (a)	1,332,632
35,042	RadNet, Inc. (a)	2,662,842
		15,338,885
	Health Care REITs — 1.2%
47,677	American Healthcare REIT, Inc.	2,160,722
38,502	CareTrust REIT, Inc.	1,334,094
37,029	Healthcare Realty Trust, Inc.	656,154
15,813	Omega Healthcare Investors, Inc.	664,620
35,817	Sabra Health Care REIT, Inc.	638,259
		5,453,849
	Health Care Technology — 0.8%
36,508	Doximity, Inc., Class A (a)	2,409,528
35,213	Waystar Holding Corp. (a)	1,262,386
		3,671,914

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 4.5%
38,614	Boyd Gaming Corp.	$3,006,872
10,540	Brinker International, Inc. (a)	1,145,277
6,882	Churchill Downs, Inc.	682,694
12,756	Dutch Bros, Inc., Class A (a)	708,468
9,408	Hyatt Hotels Corp., Class A	1,292,753
24,190	Life Time Group Holdings, Inc. (a)	598,219
7,954	Light & Wonder, Inc. (a)	578,256
108,426	Norwegian Cruise Line Holdings Ltd. (a)	2,430,911
12,864	Planet Fitness, Inc., Class A (a)	1,166,636
7,132	Shake Shack, Inc., Class A (a)	688,309
8,036	Texas Roadhouse, Inc.	1,314,529
56,113	Travel + Leisure Co.	3,522,774
8,356	Wyndham Hotels & Resorts, Inc.	613,581
26,025	Wynn Resorts Ltd.	3,096,715
		20,845,994
	Independent Power and Renewable Electricity Producers — 0.5%
20,809	Ormat Technologies, Inc.	2,213,453
	Industrial REITs — 0.2%
12,971	First Industrial Realty Trust, Inc.	717,037
	Insurance — 0.6%
1,570	Kinsale Capital Group, Inc.	627,168
4,810	Primerica, Inc.	1,249,975
399	White Mountains Insurance Group Ltd.	759,919
		2,637,062
	Interactive Media & Services — 0.4%
56,707	Match Group, Inc.	1,833,904
	IT Services — 0.1%
22,232	Kyndryl Holdings, Inc. (a)	642,949
	Leisure Products — 0.9%
34,024	Acushnet Holdings Corp.	2,631,076
17,604	Hasbro, Inc.	1,343,361
		3,974,437
	Life Sciences Tools & Services — 1.6%
6,493	Medpace Holdings, Inc. (a)	3,797,820
4,995	Repligen Corp. (a)	744,555
33,088	Tempus AI, Inc. (a) (b)	2,972,957
		7,515,332
	Machinery — 6.2%
7,251	Crane Co.	1,377,690
5,975	Esab Corp.	698,000
12,650	ESCO Technologies, Inc.	2,776,296
Shares	Description	Value

	Machinery (Continued)
22,443	Federal Signal Corp.	$2,648,947
25,127	Flowserve Corp.	1,714,918
14,939	ITT, Inc.	2,764,761
14,260	JBT Marel Corp.	1,798,186
8,493	Lincoln Electric Holdings, Inc.	1,991,184
78,483	Mueller Water Products, Inc., Class A	2,013,874
3,421	RBC Bearings, Inc. (a)	1,466,001
10,723	SPX Technologies, Inc. (a)	2,400,772
61,933	Symbotic, Inc. (a) (b)	5,013,476
7,172	Watts Water Technologies, Inc., Class A	1,955,087
		28,619,192
	Media — 1.0%
43,716	EchoStar Corp., Class A (a)	3,273,017
23,263	New York Times (The) Co., Class A	1,325,758
		4,598,775
	Metals & Mining — 2.5%
177,941	Coeur Mining, Inc. (a)	3,055,247
275,881	Hecla Mining Co.	3,550,589
49,771	MP Materials Corp. (a)	3,140,052
9,986	Royal Gold, Inc.	1,745,453
		11,491,341
	Office REITs — 0.1%
16,473	Vornado Realty Trust	624,986
	Oil, Gas & Consumable Fuels — 2.3%
68,687	Antero Midstream Corp.	1,184,850
8,613	Centrus Energy Corp., Class A (a) (b)	3,164,933
67,336	Comstock Resources, Inc. (a)	1,262,550
11,810	DT Midstream, Inc.	1,293,077
250,237	Uranium Energy Corp. (a)	3,786,086
		10,691,496
	Passenger Airlines — 1.9%
53,647	Alaska Air Group, Inc. (a)	2,238,689
118,796	American Airlines Group, Inc. (a)	1,559,792
124,095	Joby Aviation, Inc. (a)	2,151,807
26,541	SkyWest, Inc. (a)	2,666,840
		8,617,128
	Personal Care Products — 0.5%
20,158	elf Beauty, Inc. (a)	2,462,098
	Pharmaceuticals — 1.3%
16,492	Axsome Therapeutics, Inc. (a)	2,226,255
24,100	Corcept Therapeutics, Inc. (a)	1,770,627
15,196	Jazz Pharmaceuticals PLC (a)	2,091,578
		6,088,460

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services — 1.4%
30,326	ExlService Holdings, Inc. (a)	$1,185,747
24,155	Parsons Corp. (a)	2,008,247
3,208	Paycom Software, Inc.	600,185
28,265	UL Solutions, Inc., Class A	2,200,995
27,030	Verra Mobility Corp. (a)	627,366
		6,622,540
	Retail REITs — 0.3%
24,120	Brixmor Property Group, Inc.	630,979
36,683	Macerich (The) Co.	629,114
		1,260,093
	Semiconductors & Semiconductor Equipment — 3.7%
11,081	Impinj, Inc. (a)	2,240,135
18,211	Lattice Semiconductor Corp. (a)	1,328,675
10,726	MACOM Technology Solutions Holdings, Inc. (a)	1,588,842
32,036	Rambus, Inc. (a)	3,294,582
89,645	Rigetti Computing, Inc. (a)	3,968,584
10,183	Silicon Laboratories, Inc. (a)	1,334,788
11,079	SiTime Corp. (a)	3,208,922
		16,964,528
	Software — 9.1%
37,955	ACI Worldwide, Inc. (a)	1,807,797
7,266	Appfolio, Inc., Class A (a)	1,848,688
44,479	AvePoint, Inc. (a)	625,819
37,812	BILL Holdings, Inc. (a)	1,877,744
20,689	Box, Inc., Class A (a)	663,910
10,610	Commvault Systems, Inc. (a)	1,477,124
88,399	Dropbox, Inc., Class A (a)	2,563,571
15,804	Elastic N.V. (a)	1,410,033
14,810	Gitlab, Inc., Class A (a)	721,987
9,669	InterDigital, Inc.	3,499,791
31,403	Life360, Inc. (a)	3,099,790
109,688	MARA Holdings, Inc. (a) (b)	2,004,000
46,444	Pegasystems, Inc.	2,956,161
18,311	Procore Technologies, Inc. (a)	1,351,718
5,045	Qualys, Inc. (a)	621,847
175,416	Riot Platforms, Inc. (a)	3,469,728
24,351	Rubrik, Inc., Class A (a)	1,832,900
37,912	SentinelOne, Inc., Class A (a)	676,729
207,598	SoundHound AI, Inc., Class A (a) (b)	3,657,877
149,694	UiPath, Inc., Class A (a)	2,374,147
50,022	Unity Software, Inc. (a)	1,895,834
34,851	Varonis Systems, Inc. (a)	1,227,801
		41,664,996
Shares	Description	Value

	Specialized REITs — 0.3%
11,509	EPR Properties	$564,171
5,454	Lamar Advertising Co., Class A	646,790
		1,210,961
	Specialty Retail — 3.0%
16,115	Boot Barn Holdings, Inc. (a)	3,056,210
21,578	Five Below, Inc. (a)	3,393,572
46,734	Urban Outfitters, Inc. (a)	3,019,484
18,592	Valvoline, Inc. (a)	613,722
37,369	Wayfair, Inc., Class A (a)	3,868,065
		13,951,053
	Technology Hardware, Storage & Peripherals — 0.7%
54,279	IonQ, Inc. (a)	3,385,924
	Textiles, Apparel & Luxury Goods — 0.7%
10,646	Ralph Lauren Corp.	3,403,100
	Trading Companies & Distributors — 1.5%
10,230	Applied Industrial Technologies, Inc.	2,630,031
37,208	Core & Main, Inc., Class A (a)	1,941,513
11,458	GATX Corp.	1,797,187
35,028	QXO, Inc. (a) (b)	618,945
		6,987,676
	Total Common Stocks	460,565,553
	(Cost $393,663,586)
MONEY MARKET FUNDS — 0.1%
261,273	Dreyfus Government Cash Management Fund, Institutional Shares - 4.00% (c)	261,273
	(Cost $261,273)

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 6.1%
$8,680,636	Bank of America Corp., 4.14% (c), dated 10/31/25, due 11/03/25, with a maturity value of $8,683,631. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/30/31 to 02/15/55. The value of the collateral including accrued interest is $8,854,249. (d)	$8,680,636
19,472,053	Mizuho Financial Group, Inc., 4.16% (c), dated 10/31/25, due 11/03/25, with a maturity value of $19,478,803. Collateralized by U.S. Treasury Securities, interest rates of 1.13% to 4.63%, due 06/15/26 to 02/15/35. The value of the collateral including accrued interest is $19,861,499. (d)	19,472,053
	Total Repurchase Agreements	28,152,689
	(Cost $28,152,689)

	Total Investments — 106.2%	488,979,515
	(Cost $422,077,548)
	Net Other Assets and Liabilities — (6.2)%	(28,397,097)
	Net Assets — 100.0%	$460,582,418

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $28,320,096 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $28,152,689. On
October 31, 2025, the last business day of the period, there was sufficient collateral based on the end of day market
value from the prior business day; however, as a result of
market movement from October 30 to October 31, the value
of the related securities loaned was above the collateral value received.

(c)	Rate shown reflects yield as of October 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$460,565,553	$460,565,553	$—	$—
Money Market Funds	261,273	261,273	—	—
Repurchase Agreements	28,152,689	—	28,152,689	—
Total Investments	$488,979,515	$460,826,826	$28,152,689	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.4%
1,788	Ducommun, Inc. (a)	$164,049
6,032	V2X, Inc. (a)	344,367
		508,416
	Air Freight & Logistics — 0.6%
20,350	Hub Group, Inc., Class A	749,491
	Automobile Components — 2.1%
10,288	Gentherm, Inc. (a)	378,598
117,121	Goodyear Tire & Rubber (The) Co. (a)	806,964
5,536	LCI Industries	572,921
1,662	Patrick Industries, Inc.	173,463
8,972	Phinia, Inc.	465,737
4,303	Visteon Corp.	461,109
		2,858,792
	Automobiles — 0.5%
25,120	Harley-Davidson, Inc.	677,738
	Banks — 12.3%
5,692	1st Source Corp.	338,333
13,515	BankUnited, Inc.	541,681
5,350	Banner Corp.	323,087
18,598	Byline Bancorp, Inc.	497,311
7,299	Cathay General Bancorp	331,740
6,263	Community Trust Bancorp, Inc.	320,634
6,929	ConnectOne Bancorp, Inc.	166,712
2,630	Customers Bancorp, Inc. (a)	176,526
18,531	CVB Financial Corp.	340,414
5,763	Dime Community Bancshares, Inc.	151,279
8,895	Enterprise Financial Services Corp.	465,831
7,796	First BanCorp	151,944
7,426	First Busey Corp.	166,045
20,553	First Commonwealth Financial Corp.	314,255
27,756	First Financial Bancorp	649,768
14,113	First Hawaiian, Inc.	346,192
10,995	First Interstate BancSystem, Inc., Class A	343,594
18,590	First Merchants Corp.	659,573
13,295	Firstsun Capital Bancorp (a)	452,562
27,682	Fulton Financial Corp.	480,836
4,378	German American Bancorp, Inc.	168,728
10,486	Hilltop Holdings, Inc.	338,698
15,962	Hope Bancorp, Inc.	167,441
2,485	Independent Bank Corp.	167,216
13,347	National Bank Holdings Corp., Class A	475,954
4,117	NBT Bancorp, Inc.	166,615
Shares	Description	Value

	Banks (Continued)
41,624	Northwest Bancshares, Inc.	$487,417
29,352	OceanFirst Financial Corp.	533,619
8,058	OFG Bancorp	311,522
10,151	Origin Bancorp, Inc.	351,834
17,196	Peoples Bancorp, Inc.	491,806
3,877	Preferred Bank	349,899
26,749	Provident Financial Services, Inc.	489,239
4,633	QCR Holdings, Inc.	344,649
9,499	Renasant Corp.	319,451
13,720	S&T Bancorp, Inc.	502,701
18,280	Simmons First National Corp., Class A	317,706
16,998	Stellar Bancorp, Inc.	500,251
4,973	Towne Bank	161,672
7,891	TriCo Bancshares	349,019
13,023	Trustmark Corp.	484,716
17,026	WaFd, Inc.	494,265
5,384	WesBanco, Inc.	162,058
10,317	Westamerica BanCorp	491,605
9,563	WSFS Financial Corp.	498,137
		16,344,535
	Beverages — 0.1%
813	Boston Beer (The) Co., Inc., Class A (a)	168,283
	Biotechnology — 0.5%
80,836	Novavax, Inc. (a) (b)	679,022
	Broadline Retail — 1.4%
56,998	Kohl’s Corp.	927,358
48,860	Macy’s, Inc.	952,281
		1,879,639
	Building Products — 1.2%
8,212	Gibraltar Industries, Inc. (a)	512,347
11,370	Hayward Holdings, Inc. (a)	192,949
17,417	Janus International Group, Inc. (a)	167,203
53,216	Masterbrand, Inc. (a)	672,118
		1,544,617
	Capital Markets — 0.8%
10,028	Donnelley Financial Solutions, Inc. (a)	460,787
3,688	Virtus Investment Partners, Inc.	600,480
		1,061,267
	Chemicals — 1.6%
15,652	Avient Corp.	501,960
5,911	H.B. Fuller Co.	339,114
19,143	Huntsman Corp.	158,504
14,023	Olin Corp.	290,276
18,366	Stepan Co.	796,166
		2,086,020

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies — 2.0%
3,727	ABM Industries, Inc.	$160,261
52,302	BrightView Holdings, Inc. (a)	644,361
1,471	Brink’s (The) Co.	163,516
11,008	HNI Corp.	450,448
12,109	Interface, Inc.	301,514
19,753	MillerKnoll, Inc.	308,542
4,192	UniFirst Corp.	647,035
		2,675,677
	Communications Equipment — 1.4%
34,423	Harmonic, Inc. (a)	368,326
19,966	NetScout Systems, Inc. (a)	555,055
23,920	Viasat, Inc. (a)	952,494
		1,875,875
	Consumer Finance — 2.1%
12,567	Bread Financial Holdings, Inc.	787,322
11,317	LendingClub Corp. (a)	196,803
53,297	Navient Corp.	651,822
2,795	Nelnet, Inc., Class A	360,695
27,072	PROG Holdings, Inc.	783,193
		2,779,835
	Consumer Staples Distribution & Retail — 1.3%
17,605	Andersons (The), Inc.	815,287
10,711	Grocery Outlet Holding Corp. (a)	145,777
1,418	PriceSmart, Inc.	162,985
9,752	Weis Markets, Inc.	617,692
		1,741,741
	Containers & Packaging — 0.6%
11,728	Greif, Inc., Class A	667,206
4,449	TriMas Corp.	158,073
		825,279
	Diversified Consumer Services — 1.4%
744	Graham Holdings Co., Class B	753,025
52,775	KinderCare Learning Cos., Inc. (a)	311,372
65,746	Mister Car Wash, Inc. (a)	367,520
5,996	Strategic Education, Inc.	455,576
		1,887,493
	Diversified REITs — 0.6%
43,113	American Assets Trust, Inc.	823,889
Shares	Description	Value

	Electric Utilities — 0.6%
31,742	Hawaiian Electric Industries, Inc. (a)	$368,842
6,292	Otter Tail Corp.	485,868
		854,710
	Electrical Equipment — 1.0%
11,171	Atkore, Inc.	773,592
4,565	EnerSys	575,920
		1,349,512
	Electronic Equipment, Instruments & Components — 1.3%
4,459	Benchmark Electronics, Inc.	195,393
2,563	Crane NXT Co.	162,110
8,774	CTS Corp.	364,209
4,935	ePlus, Inc.	361,045
5,653	PC Connection, Inc.	344,663
1,188	Plexus Corp. (a)	166,201
11,236	Vishay Intertechnology, Inc.	190,787
		1,784,408
	Energy Equipment & Services — 7.7%
45,358	Atlas Energy Solutions, Inc. (b)	561,532
24,281	Bristow Group, Inc. (a)	988,237
73,743	Expro Group Holdings N.V. (a)	1,001,430
31,727	Helmerich & Payne, Inc.	833,151
47,253	Innovex International, Inc. (a)	948,368
70,994	Liberty Energy, Inc.	1,285,701
20,812	Oceaneering International, Inc. (a)	484,711
33,187	Patterson-UTI Energy, Inc.	208,083
184,047	RPC, Inc.	957,044
28,999	Seadrill Ltd. (a)	915,208
48,243	Select Water Solutions, Inc.	557,689
13,142	Tidewater, Inc. (a)	664,854
14,371	Valaris Ltd. (a)	806,501
		10,212,509
	Entertainment — 0.4%
8,302	Sphere Entertainment Co. (a)	568,521
	Financial Services — 2.5%
27,549	Merchants Bancorp	859,253
8,914	NCR Atleos Corp. (a)	328,927
22,850	NMI Holdings, Inc. (a)	832,425
6,167	Walker & Dunlop, Inc.	492,867
87,716	Western Union (The) Co.	818,390
		3,331,862
	Food Products — 2.2%
39,519	Flowers Foods, Inc.	471,462
25,232	Fresh Del Monte Produce, Inc.	891,951
3,647	J & J Snack Foods Corp.	308,718

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
192	Seaboard Corp.	$647,036
34,678	TreeHouse Foods, Inc. (a)	631,140
		2,950,307
	Gas Utilities — 1.0%
28,957	MDU Resources Group, Inc.	555,395
15,599	Northwest Natural Holding Co.	710,223
		1,265,618
	Ground Transportation — 2.3%
12,538	ArcBest Corp.	931,824
65,746	Marten Transport Ltd.	673,896
33,122	Schneider National, Inc., Class B	707,817
26,628	Werner Enterprises, Inc.	697,654
		3,011,191
	Health Care Equipment & Supplies — 1.0%
14,902	CONMED Corp.	655,688
8,439	Envista Holdings Corp. (a)	171,734
11,508	Omnicell, Inc. (a)	386,323
5,837	QuidelOrtho Corp. (a)	157,541
		1,371,286
	Health Care Providers & Services — 3.4%
35,382	Acadia Healthcare Co., Inc. (a)	760,713
97,884	AdaptHealth Corp. (a)	879,977
52,894	Ardent Health, Inc. (a)	770,137
2,884	National HealthCare Corp.	344,465
30,789	Pediatrix Medical Group, Inc. (a)	522,489
12,605	Premier, Inc., Class A	354,453
68,229	Select Medical Holdings Corp.	943,607
		4,575,841
	Health Care Technology — 0.3%
45,333	Teladoc Health, Inc. (a)	391,224
	Hotel & Resort REITs — 3.4%
72,945	Apple Hospitality REIT, Inc.	816,254
88,047	DiamondRock Hospitality Co.	688,527
63,254	Park Hotels & Resorts, Inc.	650,884
61,532	Pebblebrook Hotel Trust	643,625
121,676	RLJ Lodging Trust	827,397
37,399	Sunstone Hotel Investors, Inc.	330,981
51,083	Xenia Hotels & Resorts, Inc.	628,321
		4,585,989
	Hotels, Restaurants & Leisure — 2.0%
31,655	Accel Entertainment, Inc. (a)	322,564
11,705	Cracker Barrel Old Country Store, Inc.	394,458
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
9,466	Dave & Buster’s Entertainment, Inc. (a) (b)	$139,056
13,162	Marriott Vacations Worldwide Corp.	868,429
26,777	Penn Entertainment, Inc. (a)	440,749
56,301	Wendy’s (The) Co.	480,811
		2,646,067
	Household Durables — 4.4%
296	Cavco Industries, Inc. (a)	156,821
13,825	Century Communities, Inc.	821,205
4,589	Champion Homes, Inc. (a)	313,107
9,489	Green Brick Partners, Inc. (a)	614,318
20,421	La-Z-Boy, Inc.	647,346
98,656	Leggett & Platt, Inc.	921,447
16,942	LGI Homes, Inc. (a)	691,403
6,065	M/I Homes, Inc. (a)	759,277
32,807	Newell Brands, Inc.	111,544
25,789	Tri Pointe Homes, Inc. (a)	821,380
		5,857,848
	Household Products — 1.5%
23,734	Central Garden & Pet Co., Class A (a)	660,042
20,720	Energizer Holdings, Inc.	481,326
16,677	Spectrum Brands Holdings, Inc.	898,557
		2,039,925
	Industrial REITs — 1.0%
16,351	Innovative Industrial Properties, Inc.	820,003
57,558	LXP Industrial Trust	546,225
		1,366,228
	Insurance — 3.5%
16,505	Brighthouse Financial, Inc. (a)	941,940
13,040	CNO Financial Group, Inc.	521,861
16,498	Employers Holdings, Inc.	629,069
39,374	Genworth Financial, Inc. (a)	332,317
35,325	Hamilton Insurance Group Ltd., Class B (a)	836,143
7,758	Horace Mann Educators Corp.	346,860
9,914	Safety Insurance Group, Inc.	681,389
4,779	Stewart Information Services Corp.	326,262
		4,615,841
	Interactive Media & Services — 0.7%
5,046	IAC, Inc. (a)	162,582
22,994	Ziff Davis, Inc. (a)	779,497
		942,079

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 1.2%
14,801	ASGN, Inc. (a)	$662,493
64,275	DXC Technology Co. (a)	912,705
		1,575,198
	Leisure Products — 0.3%
10,561	YETI Holdings, Inc. (a)	358,968
	Machinery — 2.3%
6,575	Albany International Corp., Class A	372,013
18,975	Greenbrier (The) Cos., Inc.	792,586
18,726	Hillman Solutions Corp. (a)	172,654
33,486	Kennametal, Inc.	735,018
1,223	Lindsay Corp.	136,046
4,323	Tennant Co.	345,840
6,831	Terex Corp.	314,363
3,098	Worthington Enterprises, Inc.	173,767
		3,042,287
	Marine Transportation — 0.7%
8,886	Matson, Inc.	897,042
	Media — 0.3%
8,659	John Wiley & Sons, Inc., Class A	319,257
30,534	Stagwell, Inc. (a)	145,037
		464,294
	Metals & Mining — 1.3%
5,855	Century Aluminum Co. (a)	173,425
6,684	Kaiser Aluminum Corp.	605,103
2,701	Warrior Met Coal, Inc.	183,236
23,062	Worthington Steel, Inc.	737,753
		1,699,517
	Mortgage REITs — 1.5%
16,970	Apollo Commercial Real Estate Finance, Inc.	166,136
42,238	Arbor Realty Trust, Inc. (b)	426,181
66,268	Chimera Investment Corp.	845,580
47,270	Ladder Capital Corp.	499,644
		1,937,541
	Multi-Utilities — 0.5%
18,536	Avista Corp.	705,295
	Office REITs — 0.9%
22,506	Douglas Emmett, Inc.	291,228
22,491	Easterly Government Properties, Inc.	486,255
16,208	Highwoods Properties, Inc.	464,035
		1,241,518
	Oil, Gas & Consumable Fuels — 5.9%
7,432	BKV Corp. (a)	175,321
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
26,956	Civitas Resources, Inc.	$777,142
98,214	Crescent Energy Co., Class A	827,944
17,306	Dorian LPG Ltd.	499,278
19,012	International Seaways, Inc.	973,985
422,200	Kosmos Energy Ltd. (a)	662,854
30,837	Murphy Oil Corp.	872,687
35,325	Northern Oil & Gas, Inc.	781,742
33,034	Peabody Energy Corp.	905,792
35,085	SM Energy Co.	732,926
73,082	Talos Energy, Inc. (a)	716,934
		7,926,605
	Paper & Forest Products — 0.5%
15,849	Sylvamo Corp.	643,469
	Passenger Airlines — 0.5%
142,450	JetBlue Airways Corp. (a)	598,290
	Personal Care Products — 0.6%
43,029	Edgewell Personal Care Co.	834,332
	Pharmaceuticals — 1.7%
26,298	Amphastar Pharmaceuticals, Inc. (a)	670,599
25,430	Harmony Biosciences Holdings, Inc. (a)	726,535
9,420	Innoviva, Inc. (a)	171,444
65,623	Organon & Co.	442,955
3,597	Supernus Pharmaceuticals, Inc. (a)	198,303
		2,209,836
	Professional Services — 1.1%
18,983	Concentrix Corp.	765,204
5,557	ICF International, Inc.	446,116
4,536	ManpowerGroup, Inc.	139,074
2,570	TriNet Group, Inc.	154,200
		1,504,594
	Real Estate Management & Development — 0.6%
32,947	Forestar Group, Inc. (a)	856,951
	Semiconductors & Semiconductor Equipment — 1.2%
1,761	Axcelis Technologies, Inc. (a)	140,105
6,586	Diodes, Inc. (a)	351,429
38,173	Photronics, Inc. (a)	912,335
5,649	Veeco Instruments, Inc. (a)	162,409
		1,566,278

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialized REITs — 1.0%
33,009	Rayonier, Inc.	$728,508
45,246	Safehold, Inc.	652,900
		1,381,408
	Specialty Retail — 2.8%
14,011	Academy Sports & Outdoors, Inc.	670,987
30,142	American Eagle Outfitters, Inc.	503,673
5,974	Buckle (The), Inc.	327,375
43,050	Sally Beauty Holdings, Inc. (a)	650,485
1,792	Signet Jewelers Ltd.	177,139
4,605	Sonic Automotive, Inc., Class A	292,556
21,825	Upbound Group, Inc.	422,969
19,002	Victoria’s Secret & Co. (a)	669,820
		3,715,004
	Textiles, Apparel & Luxury Goods — 2.4%
9,861	Columbia Sportswear Co.	489,401
32,922	G-III Apparel Group Ltd. (a)	883,956
2,155	Kontoor Brands, Inc.	174,383
7,378	Levi Strauss & Co., Class A	149,626
10,458	PVH Corp.	819,175
5,135	Steven Madden Ltd.	174,128
103,351	Under Armour, Inc., Class A (a) (b)	476,448
		3,167,117
	Tobacco — 0.5%
12,544	Universal Corp.	635,730
	Trading Companies & Distributors — 1.0%
11,330	Boise Cascade Co.	798,652
22,979	DNOW, Inc. (a)	337,791
4,688	Global Industrial Co.	133,233
		1,269,676
	Total Common Stocks	133,119,525
	(Cost $133,453,048)
MONEY MARKET FUNDS — 0.1%
181,181	Dreyfus Government Cash Management Fund, Institutional Shares - 4.00% (c)	181,181
	(Cost $181,181)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.6%
$2,167,788	Citigroup, Inc., 4.14% (c), dated 10/31/25, due 11/03/25, with a maturity value of $2,168,536. Collateralized by U.S. Treasury Securities, interest rates of 4.50% to 4.63%, due 02/15/44 to 11/15/44. The value of the collateral including accrued interest is $2,211,145. (d)	$2,167,788
	(Cost $2,167,788)

	Total Investments — 101.6%	135,468,494
	(Cost $135,802,017)
	Net Other Assets and Liabilities — (1.6)%	(2,141,546)
	Net Assets — 100.0%	$133,326,948

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $2,053,998 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,167,788.

(c)	Rate shown reflects yield as of October 31, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$133,119,525	$133,119,525	$—	$—
Money Market Funds	181,181	181,181	—	—
Repurchase Agreements	2,167,788	—	2,167,788	—
Total Investments	$135,468,494	$133,300,706	$2,167,788	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments
October 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.4%
87,161	Astronics Corp. (a)	$4,286,578
64,097	Cadre Holdings, Inc.	2,721,559
74,151	Intuitive Machines, Inc. (a) (b)	884,621
51,364	Mercury Systems, Inc. (a)	3,976,087
19,132	VSE Corp.	3,456,770
		15,325,615
	Automobile Components — 1.4%
198,375	Dana, Inc.	4,027,013
291,879	Garrett Motion, Inc.	4,944,430
		8,971,443
	Banks — 3.8%
240,205	Banc of California, Inc.	4,076,279
53,082	Bancorp (The), Inc. (a)	3,469,970
19,292	Bank First Corp.	2,355,939
12,835	City Holding Co.	1,512,990
21,635	Coastal Financial Corp. (a)	2,304,128
27,115	Community Financial System, Inc.	1,504,340
12,149	Lakeland Financial Corp.	693,100
17,400	Nicolet Bankshares, Inc.	2,055,636
9,784	Park National Corp.	1,489,027
21,486	Pathward Financial, Inc.	1,462,337
22,010	Republic Bancorp, Inc., Class A	1,450,459
52,255	Seacoast Banking Corp. of Florida	1,583,327
11,146	Stock Yards Bancorp, Inc.	724,713
		24,682,245
	Beverages — 0.5%
74,886	Vita Coco (The) Co., Inc. (a)	3,083,806
	Biotechnology — 11.3%
39,614	Agios Pharmaceuticals, Inc. (a)	1,712,909
582,477	Akebia Therapeutics, Inc. (a)	1,287,274
201,798	Amicus Therapeutics, Inc. (a)	1,822,236
70,269	Apellis Pharmaceuticals, Inc. (a)	1,508,675
210,898	Arcutis Biotherapeutics, Inc. (a)	5,337,828
577,191	Ardelyx, Inc. (a)	3,497,778
115,265	Arrowhead Pharmaceuticals, Inc. (a)	4,886,083
32,140	Beam Therapeutics, Inc. (a)	803,821
209,505	BioCryst Pharmaceuticals, Inc. (a)	1,533,577
39,597	Catalyst Pharmaceuticals, Inc. (a)	842,228
30,155	Celldex Therapeutics, Inc. (a)	806,043
78,958	CG Oncology, Inc. (a)	3,416,513
33,211	Cidara Therapeutics, Inc. (a)	3,627,970
53,783	GRAIL, Inc. (a) (b)	4,944,271
135,507	Intellia Therapeutics, Inc. (a)	1,710,098
28,097	Kymera Therapeutics, Inc. (a)	1,737,519
Shares	Description	Value

	Biotechnology (Continued)
296,118	MannKind Corp. (a)	$1,655,300
227,816	MiMedx Group, Inc. (a)	1,742,792
54,228	Mirum Pharmaceuticals, Inc. (a)	3,939,664
139,783	Newamsterdam Pharma Co. N.V. (a)	5,304,765
44,157	Praxis Precision Medicines, Inc. (a)	8,776,645
23,938	Protagonist Therapeutics, Inc. (a)	1,882,006
166,335	Travere Therapeutics, Inc. (a)	5,848,339
68,168	Veracyte, Inc. (a)	2,459,502
73,687	Viridian Therapeutics, Inc. (a)	1,741,224
		72,825,060
	Broadline Retail — 0.2%
68,103	Groupon, Inc. (a) (b)	1,370,913
	Building Products — 0.3%
21,446	AZZ, Inc.	2,141,383
	Capital Markets — 1.9%
82,546	Acadian Asset Management, Inc.	3,970,463
36,638	Artisan Partners Asset Management, Inc., Class A	1,599,615
247,382	BGC Group, Inc., Class A	2,261,072
74,583	Perella Weinberg Partners	1,393,210
228,799	WisdomTree, Inc.	2,736,436
		11,960,796
	Chemicals — 1.8%
147,740	Chemours (The) Co.	1,978,238
17,406	Hawkins, Inc.	2,469,041
57,626	Ingevity Corp. (a)	3,095,669
177,555	Perimeter Solutions, Inc. (a)	4,174,318
		11,717,266
	Commercial Services & Supplies — 2.2%
29,994	Brady Corp., Class A	2,276,845
50,449	Cimpress PLC (a)	3,491,575
115,001	CoreCivic, Inc. (a)	2,130,968
38,071	GEO Group (The), Inc. (a)	646,065
138,132	OPENLANE, Inc. (a)	3,649,447
205,103	Pitney Bowes, Inc.	2,026,418
		14,221,318
	Communications Equipment — 2.1%
122,651	Applied Optoelectronics, Inc. (a) (b)	4,361,470
256,807	CommScope Holding Co., Inc. (a)	4,442,761
43,615	Digi International, Inc. (a)	1,599,798
154,008	Extreme Networks, Inc. (a)	2,929,232
		13,333,261

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering — 2.6%
14,720	Argan, Inc.	$4,507,411
110,546	Centuri Holdings, Inc. (a)	2,231,924
16,371	Limbach Holdings, Inc. (a)	1,546,732
19,112	MYR Group, Inc. (a)	4,160,682
60,611	Tutor Perini Corp. (a)	4,082,757
		16,529,506
	Construction Materials — 0.4%
24,177	United States Lime & Minerals, Inc.	2,834,028
	Consumer Finance — 1.2%
15,952	Dave, Inc. (a)	3,817,633
34,542	Enova International, Inc. (a)	4,130,187
		7,947,820
	Consumer Staples Distribution & Retail — 0.4%
40,121	Chefs’ Warehouse (The), Inc. (a)	2,367,139
	Diversified Consumer Services — 2.4%
271,590	Coursera, Inc. (a)	2,286,788
48,422	Driven Brands Holdings, Inc. (a)	694,856
100,833	Laureate Education, Inc. (a)	2,927,182
110,702	OneSpaWorld Holdings Ltd.	2,576,035
105,559	Perdoceo Education Corp.	3,352,554
111,280	Udemy, Inc. (a)	633,739
97,704	Universal Technical Institute, Inc. (a)	2,903,763
		15,374,917
	Diversified REITs — 0.3%
42,883	Alexander & Baldwin, Inc.	684,841
43,653	Broadstone Net Lease, Inc.	782,262
95,953	Global Net Lease, Inc.	731,162
		2,198,265
	Diversified Telecommunication Services — 1.4%
87,397	Globalstar, Inc. (a)	4,755,271
30,401	IDT Corp., Class B	1,540,115
376,817	Liberty Latin America Ltd., Class C (a)	2,980,622
		9,276,008
	Electrical Equipment — 4.0%
66,936	American Superconductor Corp. (a)	3,964,619
159,496	Enovix Corp. (a) (b)	1,912,357
349,024	Eos Energy Enterprises, Inc. (a) (b)	5,594,855
1,004,392	Plug Power, Inc. (a) (b)	2,701,814
13,043	Powell Industries, Inc.	5,000,556
Shares	Description	Value

	Electrical Equipment (Continued)
40,476	Power Solutions International, Inc. (a)	$3,465,555
31,982	Vicor Corp. (a)	2,901,727
		25,541,483
	Electronic Equipment, Instruments & Components — 3.8%
161,397	Aeva Technologies, Inc. (a)	2,637,227
93,815	Arlo Technologies, Inc. (a)	1,814,382
28,189	Bel Fuse, Inc., Class B	4,340,824
526,545	Evolv Technologies Holdings, Inc. (a)	4,075,458
74,045	Napco Security Technologies, Inc.	3,269,087
134,170	nLight, Inc. (a)	4,428,952
117,569	Ouster, Inc. (a)	3,922,102
		24,488,032
	Energy Equipment & Services — 1.2%
63,299	Kodiak Gas Services, Inc.	2,334,467
99,458	Solaris Energy Infrastructure, Inc.	5,294,149
		7,628,616
	Entertainment — 0.8%
268,993	AMC Entertainment Holdings, Inc., Class A (a)	696,692
18,757	Atlanta Braves Holdings, Inc., Class C (a)	763,785
83,520	Cinemark Holdings, Inc.	2,255,875
35,147	Madison Square Garden Entertainment Corp. (a)	1,552,092
		5,268,444
	Financial Services — 1.9%
47,073	EVERTEC, Inc.	1,340,168
9,468	Federal Agricultural Mortgage Corp., Class C	1,502,003
234,883	Flywire Corp. (a)	3,128,642
443,226	Marqeta, Inc., Class A (a)	2,007,814
103,931	Paymentus Holdings, Inc., Class A (a)	2,972,427
97,554	Remitly Global, Inc. (a)	1,564,766
		12,515,820
	Food Products — 0.7%
55,824	Tootsie Roll Industries, Inc.	1,970,029
77,285	Vital Farms, Inc. (a)	2,538,812
		4,508,841
	Gas Utilities — 0.3%
17,376	Chesapeake Utilities Corp.	2,211,617

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation — 0.4%
467,695	Hertz Global Holdings, Inc. (a) (b)	$2,399,275
	Health Care Equipment & Supplies — 1.9%
273,409	Alphatec Holdings, Inc. (a)	5,192,037
75,113	Artivion, Inc. (a)	3,407,877
66,389	AtriCure, Inc. (a)	2,293,740
8,916	LeMaitre Vascular, Inc.	772,215
3,910	UFP Technologies, Inc. (a)	753,222
		12,419,091
	Health Care Providers & Services — 4.6%
19,835	Addus HomeCare Corp. (a)	2,318,513
227,816	Alignment Healthcare, Inc. (a)	3,840,978
134,487	BrightSpring Health Services, Inc. (a)	4,444,795
375,481	Brookdale Senior Living, Inc. (a)	3,480,709
75,977	Concentra Group Holdings Parent, Inc.	1,513,462
29,518	GeneDx Holdings Corp. (a)	4,041,309
289,120	LifeStance Health Group, Inc. (a)	1,416,688
127,723	Privia Health Group, Inc. (a)	3,103,669
108,749	Progyny, Inc. (a)	2,034,694
37,436	U.S. Physical Therapy, Inc.	3,229,604
		29,424,421
	Health Care REITs — 0.2%
21,165	LTC Properties, Inc.	742,468
9,811	National Health Investors, Inc.	731,018
		1,473,486
	Health Care Technology — 0.6%
130,128	Certara, Inc. (a)	1,513,389
33,168	Phreesia, Inc. (a)	750,923
79,271	Schrodinger, Inc. (a)	1,667,862
		3,932,174
	Hotels, Restaurants & Leisure — 3.2%
42,831	Cheesecake Factory (The), Inc. (b)	2,132,984
101,675	First Watch Restaurant Group, Inc. (a)	1,676,621
289,635	Global Business Travel Group I (a) (b)	2,276,531
13,133	Kura Sushi USA, Inc., Class A (a) (b)	747,662
30,048	Monarch Casino & Resort, Inc.	2,706,423
33,026	Papa John’s International, Inc.	1,678,051
38,328	Red Rock Resorts, Inc., Class A	2,043,266
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
194,110	Rush Street Interactive, Inc. (a)	$3,292,105
137,582	Sharplink Gaming, Inc. (a)	1,904,135
45,266	United Parks & Resorts, Inc. (a)	2,190,874
		20,648,652
	Insurance — 3.1%
28,849	Bowhead Specialty Holdings, Inc. (a)	691,222
12,195	HCI Group, Inc.	2,487,902
74,265	Lemonade, Inc. (a)	4,461,841
168,003	Oscar Health, Inc., Class A (a)	3,024,054
6,681	Palomar Holdings, Inc. (a)	761,701
26,144	Root, Inc., Class A (a)	2,105,115
175,807	SiriusPoint Ltd. (a)	3,199,687
33,436	Skyward Specialty Insurance Group, Inc. (a)	1,524,347
36,741	Trupanion, Inc. (a)	1,469,273
		19,725,142
	Interactive Media & Services — 1.4%
62,858	Cargurus, Inc. (a)	2,207,573
766,343	fuboTV, Inc., Class A (a) (b)	2,896,776
107,745	Rumble, Inc. (a) (b)	739,131
25,003	Yelp, Inc. (a)	824,599
214,503	ZoomInfo Technologies, Inc. (a)	2,406,724
		9,074,803
	IT Services — 1.7%
138,635	Applied Digital Corp. (a) (b)	4,805,089
243,888	BigBear.ai Holdings, Inc. (a)	1,687,705
46,549	DigitalOcean Holdings, Inc. (a)	1,892,682
273,714	Fastly, Inc., Class A (a)	2,269,089
		10,654,565
	Leisure Products — 0.4%
353,368	Peloton Interactive, Inc., Class A (a)	2,565,452
	Life Sciences Tools & Services — 0.9%
265,736	Adaptive Biotechnologies Corp. (a)	4,613,177
30,580	BioLife Solutions, Inc. (a)	852,265
1,080	OmniAb, Inc. - 12.5 Earnout Shares (a) (c) (d) (e)	0
1,080	OmniAb, Inc. - 15 Earnout Shares (a) (c) (d) (e)	0
		5,465,442
	Machinery — 4.4%
4,086	Alamo Group, Inc.	730,250
70,535	Atmus Filtration Technologies, Inc.	3,207,932
69,078	Blue Bird Corp. (a)	3,451,137
77,645	CECO Environmental Corp. (a)	3,796,064

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
19,027	Enerpac Tool Group Corp.	$780,868
68,527	Gorman-Rupp (The) Co.	3,081,659
1,032,570	Microvast Holdings, Inc. (a) (b)	5,627,506
70,151	REV Group, Inc.	3,596,642
15,007	Standex International Corp.	3,500,083
27,823	Trinity Industries, Inc.	761,515
		28,533,656
	Media — 0.4%
65,116	DoubleVerify Holdings, Inc. (a)	741,020
107,448	Magnite, Inc. (a)	1,921,170
		2,662,190
	Metals & Mining — 0.6%
253,411	Ivanhoe Electric, Inc. (a)	3,747,949
	Mortgage REITs — 0.4%
52,214	ARMOUR Residential REIT, Inc. (b)	846,911
60,099	Ellington Financial, Inc.	800,519
63,629	PennyMac Mortgage Investment Trust	766,093
		2,413,523
	Oil, Gas & Consumable Fuels — 0.4%
128,233	Calumet, Inc. (a)	2,508,237
	Passenger Airlines — 0.2%
360,171	Frontier Group Holdings, Inc. (a) (b)	1,390,260
	Pharmaceuticals — 4.8%
317,714	Amneal Pharmaceuticals, Inc. (a)	3,437,666
43,399	ANI Pharmaceuticals, Inc. (a)	3,931,949
260,339	Avadel Pharmaceuticals PLC (a)	4,917,804
18,731	Crinetics Pharmaceuticals, Inc. (a)	814,799
82,513	Harrow, Inc. (a) (b)	3,116,516
22,442	Ligand Pharmaceuticals, Inc. (a)	4,293,379
139,854	Liquidia Corp. (a)	3,406,843
136,027	Ocular Therapeutix, Inc. (a)	1,586,075
90,814	Pacira BioSciences, Inc. (a)	1,941,603
53,511	Tarsus Pharmaceuticals, Inc. (a)	3,682,092
		31,128,726
	Professional Services — 4.7%
71,760	Barrett Business Services, Inc.	2,904,127
14,728	CBIZ, Inc. (a)	810,040
15,250	CRA International, Inc.	2,904,973
36,349	CSG Systems International, Inc.	2,845,036
103,325	First Advantage Corp. (a) (b)	1,304,995
15,944	Huron Consulting Group, Inc. (a)	2,621,831
51,580	Innodata, Inc. (a) (b)	3,848,384
225,458	Legalzoom.com, Inc. (a)	2,247,816
306,271	Planet Labs PBC (a)	4,119,345
Shares	Description	Value

	Professional Services (Continued)
171,260	Upwork, Inc. (a)	$2,729,884
41,113	Willdan Group, Inc. (a)	3,885,590
		30,222,021
	Real Estate Management & Development — 0.1%
15,766	St. Joe (The) Co.	895,193
	Residential REITs — 0.1%
46,267	Elme Communities	761,092
	Retail REITs — 0.7%
3,324	Alexander’s, Inc.	734,371
34,980	Curbline Properties Corp.	806,639
88,047	NETSTREIT Corp. (b)	1,639,435
23,055	Tanger, Inc.	750,671
38,107	Urban Edge Properties	732,798
		4,663,914
	Semiconductors & Semiconductor Equipment — 1.8%
101,594	ACM Research, Inc., Class A (a)	4,212,087
38,538	Ambarella, Inc. (a)	3,284,594
324,131	Navitas Semiconductor Corp. (a) (b)	4,362,803
		11,859,484
	Software — 7.9%
87,611	A10 Networks, Inc.	1,562,980
139,298	Adeia, Inc.	2,373,638
15,108	Agilysys, Inc. (a)	1,895,450
14,696	Alarm.com Holdings, Inc. (a)	723,337
72,768	Amplitude, Inc., Class A (a)	731,318
52,014	Appian Corp., Class A (a)	1,556,779
58,387	Asana, Inc., Class A (a)	820,337
12,129	Blackbaud, Inc. (a)	776,741
14,691	BlackLine, Inc. (a)	841,060
27,431	Braze, Inc., Class A (a)	786,173
252,605	Cipher Mining, Inc. (a)	4,711,083
274,166	Cleanspark, Inc. (a)	4,880,155
70,111	Clear Secure, Inc., Class A	2,136,282
32,235	Five9, Inc. (a)	782,666
66,275	Freshworks, Inc., Class A (a)	735,653
72,904	Jamf Holding Corp. (a)	936,816
58,592	LiveRamp Holdings, Inc. (a)	1,601,905
28,776	nCino, Inc. (a)	767,744
163,651	NextNav, Inc. (a)	2,184,741
47,219	PagerDuty, Inc. (a)	758,337
189,532	Porch Group, Inc. (a)	2,852,457
17,759	Progress Software Corp. (a)	757,244
56,112	RingCentral, Inc., Class A (a)	1,690,093
101,046	Sprinklr, Inc., Class A (a)	780,075
348,110	Terawulf, Inc. (a) (b)	5,395,705

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
27,187	Workiva, Inc. (a)	$2,311,167
373,279	Yext, Inc. (a)	3,161,673
117,778	Zeta Global Holdings Corp., Class A (a)	2,118,826
		50,630,435
	Specialized REITs — 0.2%
86,798	Outfront Media, Inc.	1,535,457
	Specialty Retail — 1.2%
136,189	National Vision Holdings, Inc. (a)	3,506,867
115,313	Warby Parker, Inc., Class A (a)	2,258,981
4,704	Winmark Corp.	1,896,512
		7,662,360
	Technology Hardware, Storage & Peripherals — 0.9%
112,401	CompoSecure, Inc., Class A (a)	2,232,284
41,036	Diebold Nixdorf, Inc. (a)	2,427,279
86,374	Quantum Computing, Inc. (a)	1,443,310
		6,102,873
	Tobacco — 0.5%
32,172	Turning Point Brands, Inc.	2,892,263
	Trading Companies & Distributors — 2.5%
619,221	Custom Truck One Source, Inc. (a)	3,647,212
77,800	Distribution Solutions Group, Inc. (a)	2,127,052
33,385	DXP Enterprises, Inc. (a)	3,994,515
13,558	McGrath RentCorp	1,456,671
11,598	Willis Lease Finance Corp.	1,488,951
72,985	Xometry, Inc., Class A (a)	3,553,640
		16,268,041
	Wireless Telecommunication Services — 0.4%
272,436	Gogo, Inc. (a)	2,479,168
	Total Common Stocks	644,462,987
	(Cost $537,157,362)
MONEY MARKET FUNDS — 0.1%
518,144	Dreyfus Government Cash Management Fund, Institutional Shares - 4.00% (f)	518,144
	(Cost $518,144)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.6%
$36,044,729	Bank of America Corp., 4.14% (f), dated 10/31/25, due 11/03/25, with a maturity value of $36,057,164. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 11/30/31 to 02/15/55. The value of the collateral including accrued interest is $36,765,625. (g)	$36,044,729
	(Cost $36,044,729)

	Total Investments — 105.6%	681,025,860
	(Cost $573,720,235)
	Net Other Assets and Liabilities — (5.6)%	(36,350,365)
	Net Assets — 100.0%	$644,675,495

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $36,318,916 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $36,044,729. On
October 31, 2025, the last business day of the period, there was sufficient collateral based on the end of day market
value from the prior business day; however, as a result of
market movement from October 30 to October 31, the value
of the related securities loaned was above the collateral value received.

(c)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(d)
This security is fair valued by First Trust Advisors L.P.’s
(the “Advisor”) Pricing Committee in accordance with
procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act
of 1940 and rules thereunder, as amended. At October 31,
2025, securities noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Rate shown reflects yield as of October 31, 2025.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$5,465,442	$5,465,442	$—	$— **
Other Industry Categories*	638,997,545	638,997,545	—	—
Money Market Funds	518,144	518,144	—	—
Repurchase Agreements	36,044,729	—	36,044,729	—
Total Investments	$681,025,860	$644,981,131	$36,044,729	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of October 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	1,080	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	1,080	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Exchange-Traded AlphaDEX® Fund
Additional Information
October 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq AlphaDEX Large Cap CoreTM Index, Nasdaq AlphaDEX Mid Cap CoreTM Index, Nasdaq AlphaDEX Small Cap CoreTM Index, Nasdaq AlphaDEX Large Cap ValueTM Index, Nasdaq AlphaDEX Large Cap GrowthTM Index, Nasdaq AlphaDEX Multi Cap ValueTM Index, Nasdaq AlphaDEX Multi Cap GrowthTM Index, Nasdaq AlphaDEX Mid Cap ValueTM Index, Nasdaq AlphaDEX Mid Cap GrowthTM Index, Nasdaq AlphaDEX Small Cap ValueTM Index and Nasdaq AlphaDEX Small Cap GrowthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.